Schedule of Investments (unaudited)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust 2025-1, 3.96%, 03/15/30	$250	$250,319
American Express Credit Account Master Trust
5.24%, 04/15/31	500	522,468
4.30%, 07/15/30	250	253,335
GM Financial Consumer Automobile Receivables Trust, 5.16%, 08/16/29	500	508,438
Honda Auto Receivables Owner Trust, 4.04%, 02/21/30	500	502,261
Santander Drive Auto Receivables Trust, 5.23%, 12/15/28	90	90,414
Total Asset-Backed Securities — 0.3% (Cost: $2,106,043)		2,127,235
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.0%
Bank, 2.56%, 05/15/64	200	181,685
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4, 3.58%, 05/15/52	100	97,519
BBCMS Trust, Series 2021-C10, Class A5, 2.49%, 07/15/54	458	419,743
Benchmark Mortgage Trust
4.59%, 05/15/55(a)	1,000	990,550
5.18%, 04/15/57	100	103,082
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	529	527,967
Series 2020-B16, Class A5, 2.73%, 02/15/53	100	93,525
Series 2020-B21, Class A4, 1.70%, 12/17/53	100	89,492
BMO Mortgage Trust, 5.88%, 09/15/57(a)	100	100,048
CGMS Commercial Mortgage Trust, Series 2017-B1 AAB3.24%, 08/15/50	46	45,151
CSAIL Commercial Mortgage Trust, 4.05%, 03/15/52	200	197,850
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	500	486,289
4.51%, 07/25/29	300	305,856
5.36%, 01/25/29(a)	950	988,763
GS Mortgage Securities Trust
2.12%, 05/12/53	250	231,639
Series 2017-GS7, Class AAB, 3.20%, 08/10/50	216	214,309
UBS Commercial Mortgage Trust, Series 2018-C13 ASB4.24%, 10/15/51	58	58,351
Wells Fargo Commercial Mortgage Trust
5.59%, 07/15/58	700	734,074
Series 2017-RC1, Class A4, 3.63%, 01/15/60	150	149,074
Series 2021-C59, Class A5, 2.63%, 04/15/54	600	544,379
		6,559,346
Total Collateralized Mortgage Obligations — 1.0% (Cost: $6,789,747)		6,559,346
Corporate Bonds & Notes
Advertising — 0.1%
Clear Channel Outdoor Holdings Inc.
7.13%, 02/15/31(b)	50	52,066
7.50%, 06/01/29(b)(c)	75	74,505
7.50%, 03/15/33(b)	50	52,714
7.75%, 04/15/28(b)	67	67,065
7.88%, 04/01/30(b)	85	89,593
Security	Par (000)	Value
Advertising (continued)
Interpublic Group of Companies Inc. (The)
2.40%, 03/01/31	$55	$49,592
3.38%, 03/01/41	40	30,462
4.75%, 03/30/30	53	53,540
5.38%, 06/15/33	25	25,358
5.40%, 10/01/48	35	32,890
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	47	45,686
4.63%, 03/15/30(b)(c)	40	38,893
5.00%, 08/15/27(b)	45	44,962
7.38%, 02/15/31(b)	30	31,813
Stagwell Global LLC, 5.63%, 08/15/29(b)	75	72,800
		761,939
Aerospace & Defense — 0.0%
ATI Inc.
4.88%, 10/01/29	25	24,963
5.13%, 10/01/31	25	25,068
5.88%, 12/01/27	25	25,017
7.25%, 08/15/30	30	31,657
Hexcel Corp., 4.20%, 02/15/27	45	44,755
		151,460
Agriculture — 0.0%
Darling Ingredients Inc.
5.25%, 04/15/27(b)	40	40,003
6.00%, 06/15/30(b)	65	66,025
		106,028
Airlines — 0.1%
Allegiant Travel Co., 7.25%, 08/15/27(b)	27	27,357
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	105	105,431
JetBlue Airways Corp., 9.88%, 09/20/31(b)	120	118,487
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34	37	35,031
Latam Airlines Group SA, 7.88%, 04/15/30(d)	110	114,918
United Airlines Inc., 4.63%, 04/15/29(b)	235	234,032
United Airlines Pass-Through Trust, 5.80%, 07/15/37	140	146,906
		782,162
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31(b)	30	27,705
4.25%, 03/15/29(b)	25	24,170
Hanesbrands Inc., 9.00%, 02/15/31(b)(c)	45	47,501
Kontoor Brands Inc., 4.13%, 11/15/29(b)	30	28,612
Under Armour Inc., 7.25%, 07/15/30(b)	25	24,905
VF Corp.
2.80%, 04/23/27	30	29,243
2.95%, 04/23/30	50	44,912
6.00%, 10/15/33	30	29,197
6.45%, 11/01/37	20	19,109
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	40	36,710
		312,064
Auto Manufacturers — 0.6%
American Honda Finance Corp.
2.00%, 03/24/28	200	191,069
2.25%, 01/12/29	295	278,947
4.40%, 09/05/29	110	111,071
4.45%, 10/22/27	115	115,952
4.80%, 03/05/30	10	10,219
4.85%, 10/23/31	125	127,626
4.90%, 03/12/27	5	5,052

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.90%, 01/10/34	$100	$100,861
5.20%, 03/05/35	100	101,968
Cummins Inc.
1.50%, 09/01/30	100	89,424
2.60%, 09/01/50	55	34,084
4.70%, 02/15/31	120	122,984
4.88%, 10/01/43	55	53,981
5.15%, 02/20/34	55	57,223
5.30%, 05/09/35	25	26,088
5.45%, 02/20/54	70	69,981
General Motors Financial Co. Inc.
2.35%, 02/26/27	75	73,333
2.40%, 04/10/28	200	191,997
3.10%, 01/12/32	160	145,757
3.60%, 06/21/30	320	308,032
5.00%, 07/15/27	440	445,452
5.80%, 01/07/29	490	511,116
6.10%, 01/07/34	255	271,343
6.15%, 07/15/35	195	206,921
PACCAR Financial Corp.
4.00%, 08/08/28	10	10,059
4.00%, 09/26/29	5	5,023
4.55%, 03/03/28	195	198,268
4.60%, 01/31/29	5	5,110
5.00%, 05/13/27	60	61,065
Wabash National Corp., 4.50%, 10/15/28(b)	25	22,967
		3,952,973
Auto Parts & Equipment — 0.1%
Adient Global Holdings Ltd., 7.50%, 02/15/33(b)	75	77,692
BorgWarner Inc.
2.65%, 07/01/27	5	4,895
5.40%, 08/15/34	145	150,082
Dana Inc.
4.25%, 09/01/30	30	29,556
4.50%, 02/15/32(c)	21	20,609
5.38%, 11/15/27	25	25,004
5.63%, 06/15/28	35	35,025
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)	52	55,044
Lear Corp.
3.50%, 05/30/30	20	19,209
3.55%, 01/15/52	20	13,648
3.80%, 09/15/27	25	24,836
4.25%, 05/15/29	50	49,965
5.25%, 05/15/49	5	4,565
LG Energy Solution Ltd., 5.38%, 07/02/29(d)	200	205,653
Phinia Inc.
6.63%, 10/15/32(b)	30	31,099
6.75%, 04/15/29(b)	45	46,542
		793,424
Banks — 5.6%
ABN AMRO Bank NV
2.47%, 12/13/29, (1-year CMT + 1.10%)(a)(b)	70	66,580
3.32%, 03/13/37, (5-year CMT + 1.90%)(a)(b)	60	55,122
5.52%, 12/03/35, (1-year CMT + 1.25%)(a)(b)	190	197,852
Abu Dhabi Commercial Bank PJSC, 5.50%, 01/12/29(d)	200	207,552
AIB Group PLC
5.32%, 05/15/31, (1-day SOFR + 1.65%)(a)(b)	20	20,673
5.87%, 03/28/35, (1-day SOFR Index + 1.91%)(a)(b)	200	212,374
Security	Par (000)	Value
Banks (continued)
6.61%, 09/13/29, (1-day SOFR + 2.33%)(a)(b)	$35	$37,238
Al Rajhi Sukuk Ltd., 6.25%, (6-year CMT + 1.59%)(a)(d)(e)	200	202,210
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.03%)(a)	5	5,202
Banco do Brasil SA, 6.25%, 04/18/30(d)	200	207,089
Bank of China Ltd., 3.50%, 04/20/27(d)	400	397,830
Bank of Ireland Group PLC, 5.60%, 03/20/30, (1-day SOFR + 1.62%)(a)(b)	25	26,035
Bank of Montreal
2.65%, 03/08/27	125	123,044
3.09%, 01/10/37, (5-year CMT + 1.40%)(a)	85	76,493
3.80%, 12/15/32, (5-year USD Swap + 1.43%)(a)	130	128,132
4.64%, 09/10/30, (1-day SOFR + 1.25%)(a)	25	25,359
5.00%, 01/27/29, (1-day SOFR Index + 0.67%)(a)	60	61,187
5.20%, 02/01/28	120	123,089
5.27%, 12/11/26	105	106,424
5.37%, 06/04/27	100	102,104
5.51%, 06/04/31	35	36,992
5.72%, 09/25/28	105	109,640
Series H, 4.70%, 09/14/27	125	126,618
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	20	18,948
1.65%, 01/28/31	20	17,739
1.80%, 07/28/31	90	79,609
2.05%, 01/26/27	45	44,108
3.00%, 10/30/28	110	107,029
3.25%, 05/16/27	115	114,087
3.30%, 08/23/29	105	102,149
3.40%, 01/29/28	158	156,763
3.44%, 02/07/28, (3-mo. CME Term SOFR +1.33%)(a)	142	141,105
3.85%, 04/28/28	127	127,355
3.85%, 04/26/29	30	30,014
4.29%, 06/13/33, (1-day SOFR + 1.42%)(a)	115	113,950
4.44%, 06/09/28, (1-day SOFR + 0.68%)(a)	75	75,523
4.89%, 07/21/28, (1-day SOFR + 0.84%)(a)	50	50,728
4.94%, 02/11/31, (1-day SOFR + 0.89%)(a)	115	118,388
4.97%, 04/26/34, (1-day SOFR + 1.61%)(a)	105	107,674
4.98%, 03/14/30, (1-day SOFR + 1.09%)(a)	10	10,304
5.06%, 07/22/32, (1-day SOFR + 1.23%)(a)	15	15,579
5.19%, 03/14/35, (1-day SOFR + 1.42%)(a)	95	98,441
5.23%, 11/20/35, (1-day SOFR + 1.25%)(a)	40	41,576
5.32%, 06/06/36, (1-day SOFR + 1.35%)(a)	80	83,428
5.61%, 07/21/39, (1-day SOFR + 1.77%)(a)	5	5,249
5.80%, 10/25/28, (1-day SOFR Index + 1.80%)(a)	55	56,845
5.83%, 10/25/33, (1-day SOFR Index + 2.74%)(a)	75	81,139
6.47%, 10/25/34, (1-day SOFR + 1.85%)(a)	80	89,766
Series J, 1.90%, 01/25/29	45	42,422
Bank of Nova Scotia (The)
1.95%, 02/02/27	80	78,246
2.15%, 08/01/31	155	138,451
2.45%, 02/02/32	50	44,755
2.95%, 03/11/27	90	88,933
4.40%, 09/08/28, (1-day SOFR + 1.00%)(a)	110	110,595
4.59%, 05/04/37, (5-year CMT + 2.05%)(a)	115	112,328
4.74%, 11/10/32, (1-day SOFR + 1.44%)(a)	30	30,443
4.85%, 02/01/30	40	41,024
5.13%, 02/14/31, (1-day SOFR + 1.07%)(a)	75	77,358
5.25%, 06/12/28	60	61,869
5.40%, 06/04/27	120	122,621

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.45%, 08/01/29	$120	$125,380
5.65%, 02/01/34	70	74,876
Bank of the Philippine Islands, 5.00%, 04/07/30(d)	200	205,569
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(d)	200	205,793
CaixaBank SA
6.04%, 06/15/35, (1-day SOFR + 2.76%)(a)(b)	10	10,724
6.21%, 01/18/29, (1-day SOFR + 2.70%)(a)(b)	175	182,182
6.84%, 09/13/34, (1-day SOFR + 2.77%)(a)(b)	200	224,798
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	100	99,410
3.60%, 04/07/32	90	85,996
4.63%, 09/11/30, (1-day SOFR + 1.34%)(a)	10	10,156
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	150	152,364
5.24%, 06/28/27	190	193,796
5.25%, 01/13/31, (1-day SOFR + 1.11%)(a)	105	108,811
5.26%, 04/08/29	115	119,279
6.09%, 10/03/33	90	98,395
Capital One NA, 4.65%, 09/13/28	250	253,844
CBQ Finance Ltd., 5.38%, 03/28/29(d)	200	206,068
China Construction Bank Corp., 4.67%, 09/11/28, (1-day SOFR Index + 0.50%)(a)(d)	200	200,264
Citizens Financial Group Inc.
2.64%, 09/30/32	145	125,004
3.25%, 04/30/30	10	9,530
5.25%, 03/05/31, (1-day SOFR + 1.26%)(a)	50	51,273
5.64%, 05/21/37, (5-year CMT + 2.75%)(a)	40	40,713
5.72%, 07/23/32, (1-day SOFR + 1.91%)(a)	10	10,496
5.84%, 01/23/30, (1-day SOFR + 2.01%)(a)	130	135,440
Comerica Bank, 5.33%, 08/25/33, (1-day SOFR + 2.61%)(a)	35	35,353
Comerica Inc.
4.00%, 02/01/29	105	103,976
5.98%, 01/30/30, (1-day SOFR + 2.16%)(a)	10	10,422
DIB Sukuk Ltd., 5.24%, 03/04/29(d)	200	204,831
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	70	77,190
Emirates NBD Bank PJSC, 4.25%, (6-year CMT + 3.16%)(a)(d)(e)	200	195,523
Fifth Third Bancorp
2.55%, 05/05/27	90	88,127
4.90%, 09/06/30, (1-day SOFR + 1.49%)(a)	280	284,803
5.63%, 01/29/32, (1-day SOFR + 1.84%)(a)	190	199,678
6.34%, 07/27/29, (1-day SOFR + 2.34%)(a)	25	26,344
6.36%, 10/27/28, (1-day SOFR Index + 2.19%)(a)	10	10,411
8.25%, 03/01/38	40	49,544
First Abu Dhabi Bank PJSC, 5.00%, 02/28/29(d)	200	205,316
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.77%)(a)	75	77,764
Huntington Bancshares Inc./Ohio
2.49%, 08/15/36, (5-year CMT + 1.17%)(a)	75	64,932
2.55%, 02/04/30	50	46,567
4.44%, 08/04/28, (1-day SOFR + 1.97%)(a)	100	100,475
5.27%, 01/15/31, (1-day SOFR + 1.28%)(a)	110	113,582
5.71%, 02/02/35, (1-day SOFR Index + 1.87%)(a)	75	78,879
6.21%, 08/21/29, (1-day SOFR + 2.02%)(a)	10	10,504
ING Groep NV
3.95%, 03/29/27	185	184,754
4.55%, 10/02/28	200	202,711
5.07%, 03/25/31, (1-day SOFR Index + 1.23%)(a)	25	25,695
5.34%, 03/19/30, (1-day SOFR + 1.44%)(a)	200	207,169
5.53%, 03/25/36, (1-day SOFR + 1.61%)(a)	10	10,467
5.55%, 03/19/35, (1-day SOFR + 1.77%)(a)	45	47,100
Security	Par (000)	Value
Banks (continued)
6.11%, 09/11/34, (1-day SOFR + 2.09%)(a)	$200	$217,479
Kasikornbank PCL, 5.46%, 03/07/28(d)	200	205,023
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.07%)(a)(b)	5	5,100
6.32%, 09/21/34, (1-year CMT + 2.05%)(a)(b)	25	27,371
KEB Hana Bank, 5.75%, 10/24/28(d)	200	209,760
KeyBank N.A., 4.39%, 12/14/27	250	251,406
KeyBank NA, 5.00%, 01/26/33	25	25,308
KeyCorp
2.25%, 04/06/27	126	122,842
2.55%, 10/01/29	59	55,660
4.10%, 04/30/28	100	100,010
4.79%, 06/01/33, (1-day SOFR Index + 2.06%)(a)	65	65,040
5.12%, 04/04/31, (1-day SOFR Index + 1.22%)(a)	60	61,694
6.40%, 03/06/35, (1-day SOFR Index + 2.42%)(a)	95	103,520
KFH Sukuk Co., 5.38%, 01/14/30(d)	200	207,336
Kookmin Bank, 4.50%, 02/01/29(d)	200	200,919
Korea Development Bank (The), 2.00%, 10/25/31	200	180,261
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(d)	110	103,345
4.38%, 02/15/28(d)	10	10,153
4.63%, 02/13/30(d)	5	5,172
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	30	26,399
1.00%, 02/25/28(d)	55	52,014
1.75%, 01/14/27(d)	185	181,037
3.00%, 05/21/29(d)	40	39,214
3.88%, 09/28/27	25	25,118
3.88%, 06/14/28	55	55,439
4.13%, 05/28/30	30	30,612
4.13%, 02/06/31(d)	80	81,443
4.63%, 04/17/29	55	56,805
5.00%, 10/24/33	75	80,361
Series 37, 2.50%, 11/15/27	135	132,196
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.78%)(a)	25	25,107
4.83%, 01/16/29, (1-day SOFR + 0.93%)(a)	110	111,522
5.05%, 01/27/34, (1-day SOFR + 1.85%)(a)	70	70,636
5.18%, 07/08/31, (1-day SOFR + 1.40%)(a)	95	97,407
5.39%, 01/16/36, (1-day SOFR + 1.61%)(a)	70	71,367
5.40%, 07/30/35, (5-year CMT + 1.43%)(a)	75	75,607
Macquarie Bank Ltd.
3.05%, 03/03/36, (5-year CMT + 1.70%)(a)(b)	145	132,355
3.62%, 06/03/30(b)	115	110,205
4.33%, 06/12/28(b)	55	55,585
6.80%, 01/18/33(b)	25	27,537
Macquarie Group Ltd.
2.69%, 06/23/32, (1-day SOFR + 1.44%)(a)(b)	100	91,130
4.10%, 06/21/28, (1-day SOFR + 2.13%)(a)(b)	100	99,833
4.44%, 06/21/33, (1-day SOFR + 2.40%)(a)(b)	100	98,965
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	255	258,584
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	600	545,739
3.96%, 03/02/28	400	400,476
4.32%, 04/19/33, (1-year CMT + 1.55%)(a)	600	592,671
5.19%, 09/12/36, (1-year CMT + 0.93%)(a)	580	595,926
Mizuho Financial Group Inc.
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.39%)(a)	400	385,401
4.02%, 03/05/28	400	401,063
4.71%, 07/08/31, (1-year CMT + 0.92%)(a)	300	304,499

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.42%, 05/13/36, (1-year CMT + 0.98%)(a)	$290	$302,117
National Bank of Canada, 4.50%, 10/10/29	250	252,969
Nordea Bank Abp, 4.63%, 09/13/33, (5-year USD Swap + 1.69%)(a)(b)	135	135,022
Northern Trust Corp.
1.95%, 05/01/30	120	109,976
3.15%, 05/03/29	95	92,657
3.38%, 05/08/32, (3-mo. SOFR US + 1.39%)(a)	72	70,841
3.65%, 08/03/28	90	89,696
4.00%, 05/10/27	103	103,207
6.13%, 11/02/32	80	87,605
NRW Bank
4.00%, 04/08/30(d)	10	10,106
4.63%, 03/08/27(d)	34	34,351
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	75	75,007
3.75%, 09/05/29	15	15,059
4.13%, 01/18/29	125	126,957
4.25%, 03/01/28	55	55,811
4.50%, 01/24/30	10	10,324
4.75%, 05/21/27	140	142,175
Oversea-Chinese Banking Corp. Ltd., 4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(d)	200	200,736
PNC Bank N.A., 4.05%, 07/26/28	15	15,002
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.98%)(a)	135	121,823
2.55%, 01/22/30	110	103,690
3.15%, 05/19/27	90	89,020
3.45%, 04/23/29	66	65,024
4.63%, 06/06/33, (1-day SOFR Index + 1.85%)(a)	65	64,627
4.81%, 10/21/32, (1-day SOFR + 1.26%)(a)	160	163,342
4.90%, 05/13/31, (1-day SOFR + 1.33%)(a)	115	117,842
5.07%, 01/24/34, (1-day SOFR + 1.93%)(a)	160	164,260
5.22%, 01/29/31, (1-day SOFR + 1.07%)(a)	145	150,270
5.30%, 01/21/28, (1-day SOFR + 1.34%)(a)	100	101,356
5.37%, 07/21/36, (1-day SOFR + 1.42%)(a)	10	10,364
5.40%, 07/23/35, (1-day SOFR + 1.60%)(a)	140	145,795
5.49%, 05/14/30, (1-day SOFR + 1.20%)(a)	105	109,446
5.58%, 06/12/29, (1-day SOFR + 1.84%)(a)	190	196,955
5.58%, 01/29/36, (1-day SOFR + 1.39%)(a)	120	126,074
5.68%, 01/22/35, (1-day SOFR + 1.90%)(a)	105	111,115
5.94%, 08/18/34, (1-day SOFR + 1.95%)(a)	45	48,565
6.04%, 10/28/33, (1-day SOFR Index + 2.14%)(a)	110	119,087
6.88%, 10/20/34, (1-day SOFR + 2.28%)(a)	150	170,438
QNB Finance Ltd., 5.31%, 04/02/29, (1-day SOFR + 1.20%)(a)	200	202,529
Regions Bank/Birmingham AL, 6.45%, 06/26/37	5	5,460
Regions Financial Corp.
1.80%, 08/12/28	65	61,215
5.50%, 09/06/35, (1-day SOFR +2.06%)(a)	20	20,656
5.72%, 06/06/30, (1-day SOFR +1.49%)(a)	45	46,870
7.38%, 12/10/37	20	23,156
Santander Holdings USA Inc.
4.40%, 07/13/27	95	95,275
5.74%, 03/20/31, (1-day SOFR + 1.88%)(a)	205	212,287
6.50%, 03/09/29, (1-day SOFR + 2.36%)(a)	265	276,197
Santander U.K. Group Holdings PLC
2.90%, 03/15/32, (1-day SOFR + 1.48%)(a)	15	13,805
5.69%, 04/15/31, (1-day SOFR Index + 1.52%)(a)	200	209,347
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(d)	200	197,576
Shinhan Financial Group Co. Ltd., 5.00%, 07/24/28(d)	200	204,272
Security	Par (000)	Value
Banks (continued)
Skandinaviska Enskilda Banken AB, 5.38%, 03/05/29(b)	$10	$10,359
SNB Funding Ltd.
5.35%, 03/17/30, (1-day SOFR + 1.20%)(a)(d)	200	200,860
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(d)	200	205,435
Societe Generale SA
2.80%, 01/19/28, (1-year CMT + 1.30%)(a)(b)	10	9,824
2.89%, 06/09/32, (1-year CMT + 1.30%)(a)(b)	210	190,106
4.68%, 06/15/27(b)	200	201,819
5.25%, 02/19/27(b)	280	282,989
5.25%, 05/22/29, (1-day SOFR + 1.42%)(a)(b)	200	203,971
5.50%, 04/13/29, (1-year CMT + 1.20%)(a)(b)	200	204,828
5.52%, 01/19/28, (1-year CMT + 1.50%)(a)(b)	200	202,450
5.63%, 01/19/30, (1-year CMT + 1.75%)(a)(b)	50	51,614
6.07%, 01/19/35, (1-year CMT + 2.10%)(a)(b)	190	201,086
6.10%, 04/13/33, (1-year CMT + 1.60%)(a)(b)	205	217,424
7.13%, 01/19/55, (1-year CMT + 2.95%)(a)(b)	170	180,638
7.37%, 01/10/53(b)	5	5,442
State Street Corp.
2.20%, 02/07/28, (1-day SOFR + 0.73%)(a)	10	9,793
2.20%, 03/03/31	120	108,001
2.40%, 01/24/30	130	122,838
2.62%, 02/07/33, (1-day SOFR + 1.00%)(a)	30	27,185
3.03%, 11/01/34, (1-day SOFR + 1.49%)(a)	60	56,675
3.15%, 03/30/31, (1-day SOFR + 2.65%)(a)	95	91,498
4.14%, 12/03/29, (3-mo. CME Term SOFR +1.29%)(a)	85	85,446
4.16%, 08/04/33, (1-day SOFR + 1.73%)(a)	40	39,335
4.33%, 10/22/27	240	242,441
4.42%, 05/13/33, (1-day SOFR + 1.61%)(a)	15	15,008
4.53%, 02/20/29, (1-day SOFR + 1.02%)(a)	140	141,717
4.54%, 04/24/28, (1-day SOFR + 0.95%)(a)	5	5,041
4.68%, 10/22/32, (1-day SOFR + 1.05%)(a)	30	30,630
4.82%, 01/26/34, (1-day SOFR + 1.57%)(a)	45	45,818
4.83%, 04/24/30	40	41,251
5.15%, 02/28/36, (1-day SOFR + 1.22%)(a)	15	15,457
5.16%, 05/18/34, (1-day SOFR + 1.89%)(a)	85	88,443
5.68%, 11/21/29, (1-day SOFR + 1.48%)(a)	20	20,975
6.12%, 11/21/34, (1-day SOFR + 1.96%)(a)	65	70,744
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31	125	110,013
1.90%, 09/17/28	220	207,745
2.13%, 07/08/30	95	86,666
2.14%, 09/23/30	112	101,394
2.30%, 01/12/41	20	14,221
2.75%, 01/15/30	25	23,622
2.93%, 09/17/41	170	126,792
3.04%, 07/16/29	205	197,241
3.05%, 01/14/42	10	7,789
3.35%, 10/18/27	133	131,555
3.36%, 07/12/27	140	138,760
3.45%, 01/11/27	55	54,682
3.54%, 01/17/28	65	64,483
3.94%, 07/19/28	135	135,079
4.31%, 10/16/28	55	55,490
5.45%, 01/15/32	200	210,372
5.52%, 01/13/28	200	206,298
5.56%, 07/09/34	200	212,117
5.63%, 01/15/35	10	10,686
5.71%, 01/13/30	200	211,177
5.77%, 01/13/33	215	230,436

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 07/13/33	$5	$5,367
5.80%, 07/08/46, (1-day SOFR + 1.78%)(a)	135	139,157
5.81%, 09/14/33	40	43,092
5.84%, 07/09/44	20	20,989
6.18%, 07/13/43	20	22,001
Sumitomo Mitsui Trust Bank Ltd.
4.50%, 09/10/29(b)	200	202,496
4.85%, 09/10/34(b)	205	206,950
4.95%, 09/15/27(b)	15	15,248
5.35%, 03/07/34(b)	15	15,711
5.50%, 03/09/28(b)	25	25,820
5.55%, 09/14/28(b)	230	239,347
Svenska Handelsbanken AB, 5.50%, 06/15/28(b)	30	31,046
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR + 2.35%)(a)	45	46,729
Toronto-Dominion Bank (The)
2.00%, 09/10/31	300	268,642
4.46%, 06/08/32	300	300,788
4.57%, 06/02/28	200	202,625
4.69%, 09/15/27	100	101,278
4.93%, 10/15/35	100	101,139
4.98%, 04/05/27	400	405,266
Truist Bank, 2.25%, 03/11/30	30	27,572
Truist Financial Corp.
1.13%, 08/03/27	100	95,493
1.89%, 06/07/29, (1-day SOFR + 0.86%)(a)	100	94,664
1.95%, 06/05/30	85	77,196
3.88%, 03/19/29	190	188,001
4.12%, 06/06/28, (1-day SOFR + 1.37%)(a)	115	115,158
4.87%, 01/26/29, (1-day SOFR + 1.44%)(a)	5	5,075
4.92%, 07/28/33, (1-day SOFR + 2.24%)(a)	95	95,213
5.07%, 05/20/31, (1-day SOFR + 1.31%)(a)	20	20,593
5.12%, 01/26/34, (1-day SOFR + 1.85%)(a)	95	96,970
5.15%, 08/05/32, (1-day SOFR + 1.57%)(a)	55	56,808
5.44%, 01/24/30, (1-day SOFR + 1.62%)(a)	170	176,516
5.71%, 01/24/35, (1-day SOFR + 1.92%)(a)	130	137,404
5.87%, 06/08/34, (1-day SOFR + 2.36%)(a)	170	181,225
6.12%, 10/28/33, (1-day SOFR + 2.30%)(a)	30	32,446
7.16%, 10/30/29, (1-day SOFR + 2.45%)(a)	160	173,182
U.S. Bancorp
1.38%, 07/22/30	65	57,598
2.22%, 01/27/28, (1-day SOFR + 0.73%)(a)	135	132,125
2.49%, 11/03/36, (5-year CMT + 0.95%)(a)	80	69,798
2.68%, 01/27/33, (1-day SOFR + 1.02%)(a)	80	72,251
3.00%, 07/30/29	120	115,720
3.90%, 04/26/28	10	10,013
4.55%, 07/22/28, (1-day SOFR + 1.66%)(a)	105	105,794
4.65%, 02/01/29, (1-day SOFR + 1.23%)(a)	155	156,877
4.84%, 02/01/34, (1-day SOFR + 1.60%)(a)	155	156,992
4.97%, 07/22/33, (1-day SOFR + 2.11%)(a)	85	85,752
5.05%, 02/12/31, (1-day SOFR + 1.06%)(a)	135	139,046
5.08%, 05/15/31, (1-day SOFR + 1.30%)(a)	105	108,403
5.10%, 07/23/30, (1-day SOFR + 1.25%)(a)	60	61,919
5.38%, 01/23/30, (1-day SOFR + 1.56%)(a)	115	119,212
5.42%, 02/12/36, (1-day SOFR + 1.41%)(a)	100	104,592
5.68%, 01/23/35, (1-day SOFR + 1.86%)(a)	100	106,245
5.78%, 06/12/29, (1-day SOFR + 2.02%)(a)	110	114,459
5.84%, 06/12/34, (1-day SOFR + 2.26%)(a)	130	139,528
5.85%, 10/21/33, (1-day SOFR + 2.09%)(a)	130	139,375
Series X, 3.15%, 04/27/27	65	64,375
Security	Par (000)	Value
Banks (continued)
United Overseas Bank Ltd., 3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(b)	$65	$64,507
Webster Financial Corp., 4.10%, 03/25/29	65	64,218
Westpac Banking Corp.
1.95%, 11/20/28	100	94,827
2.67%, 11/15/35, (5-year CMT + 1.75%)(a)	100	90,572
3.40%, 01/25/28	300	297,502
4.04%, 08/26/27	100	100,460
4.42%, 07/24/39	120	112,432
5.41%, 08/10/33, (1-year CMT + 2.68%)(a)	300	311,324
Westpac New Zealand Ltd., 4.94%, 02/27/30(b)	200	205,734
Woori Bank, 4.75%, 01/24/29(d)	200	203,986
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(d)	200	213,154
Zions Bancorp NA, 6.82%, 11/19/35, (1-day SOFR + 2.83%)(a)	5	5,324
		38,185,746
Beverages — 0.1%
JDE Peet's NV
1.38%, 01/15/27(b)	5	4,838
2.25%, 09/24/31(b)	25	21,884
Keurig Dr Pepper Inc.
2.25%, 03/15/31	30	26,736
3.20%, 05/01/30	55	52,204
3.35%, 03/15/51	50	33,775
3.43%, 06/15/27	80	79,155
3.80%, 05/01/50	55	40,508
3.95%, 04/15/29	75	74,102
4.05%, 04/15/32	60	57,767
4.42%, 12/15/46	35	28,955
4.50%, 11/15/45	50	42,527
4.50%, 04/15/52	80	65,702
4.60%, 05/25/28	20	20,154
4.60%, 05/15/30	35	35,159
5.05%, 03/15/29	60	61,245
5.30%, 03/15/34	50	51,011
Series 10, 5.20%, 03/15/31	20	20,524
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(b)	50	48,481
6.25%, 04/01/29(b)	50	50,300
		815,027
Biotechnology — 0.2%
Biogen Inc.
2.25%, 05/01/30	39	35,870
3.15%, 05/01/50	110	72,807
3.25%, 02/15/51	30	20,075
5.20%, 09/15/45	80	75,070
5.75%, 05/15/35	15	15,953
6.45%, 05/15/55	50	53,656
CSL Finance PLC
3.85%, 04/27/27(b)	35	34,937
4.05%, 04/27/29(b)	35	35,008
4.25%, 04/27/32(b)	25	24,700
4.63%, 04/27/42(b)	10	9,171
4.75%, 04/27/52(b)	105	92,038
5.11%, 04/03/34(b)	45	46,479
5.42%, 04/03/54(b)	50	48,311
Illumina Inc.
2.55%, 03/23/31	45	40,740
5.75%, 12/13/27	45	46,208

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	$100	$89,266
2.80%, 09/15/50	76	47,705
Royalty Pharma PLC
1.75%, 09/02/27	60	57,617
2.15%, 09/02/31	20	17,561
2.20%, 09/02/30	45	40,815
3.30%, 09/02/40	30	23,530
3.35%, 09/02/51	105	70,729
3.55%, 09/02/50	70	49,214
5.15%, 09/02/29	45	46,252
5.90%, 09/02/54	40	39,974
		1,133,686
Building Materials — 0.4%
Boise Cascade Co., 4.88%, 07/01/30(b)(c)	25	24,669
Builders FirstSource Inc.
4.25%, 02/01/32(b)	90	85,637
5.00%, 03/01/30(b)	35	34,848
6.38%, 06/15/32(b)	25	26,015
6.38%, 03/01/34(b)	67	69,668
6.75%, 05/15/35(b)	75	79,212
Carlisle Companies Inc.
2.20%, 03/01/32	50	43,638
2.75%, 03/01/30	51	48,138
3.75%, 12/01/27	29	28,851
5.25%, 09/15/35	90	91,994
5.55%, 09/15/40	5	5,080
CRH America Finance Inc.
3.95%, 04/04/28(b)	80	79,827
4.40%, 05/09/47(b)	20	17,134
4.50%, 04/04/48(b)	21	18,221
5.50%, 01/09/35	200	209,757
CRH America Inc., 5.13%, 05/18/45(b)	50	47,827
CRH SMW Finance DAC, 5.20%, 05/21/29	10	10,329
Fortune Brands Innovations Inc.
3.25%, 09/15/29	57	54,902
5.88%, 06/01/33	60	63,669
Griffon Corp., 5.75%, 03/01/28(c)	65	65,138
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	30	30,005
Jeld-Wen Inc.
4.88%, 12/15/27(b)(c)	40	34,210
7.00%, 09/01/32(b)(c)	25	16,981
JH North America Holdings Inc., 5.88%, 01/31/31(b)	100	101,473
Knife River Corp., 7.75%, 05/01/31(b)	30	31,532
Lennox International Inc., 1.70%, 08/01/27	52	50,031
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	25	24,010
Martin Marietta Materials Inc.
2.40%, 07/15/31	77	69,575
3.20%, 07/15/51	75	51,407
3.45%, 06/01/27	30	29,794
3.50%, 12/15/27	55	54,465
4.25%, 12/15/47	40	33,645
5.15%, 12/01/34	85	87,296
Series CB, 2.50%, 03/15/30	57	53,171
Masco Corp.
2.00%, 10/01/30	30	26,912
2.00%, 02/15/31	45	39,933
3.13%, 02/15/51	20	13,375
3.50%, 11/15/27	45	44,552
4.50%, 05/15/47(c)	35	30,175
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries Inc.
3.63%, 05/15/30	$40	$38,793
5.85%, 09/18/28	25	26,058
Owens Corning
3.50%, 02/15/30	45	43,628
3.88%, 06/01/30	35	34,376
3.95%, 08/15/29	5	4,964
4.30%, 07/15/47	55	45,300
4.40%, 01/30/48	25	20,760
5.70%, 06/15/34	30	31,671
5.95%, 06/15/54(c)	55	56,431
7.00%, 12/01/36	25	28,714
Trane Technologies Financing Ltd.
3.80%, 03/21/29	73	72,509
4.50%, 03/21/49	34	29,734
4.65%, 11/01/44	30	27,578
5.10%, 06/13/34	60	61,999
5.25%, 03/03/33	40	41,844
Trane Technologies Holdco, Inc.
3.75%, 08/21/28	47	46,797
4.30%, 02/21/48	27	23,111
5.75%, 06/15/43	20	21,158
Vulcan Materials Co.
3.50%, 06/01/30	90	87,368
4.50%, 06/15/47	22	19,272
4.70%, 03/01/48	40	35,784
4.95%, 12/01/29	5	5,142
5.35%, 12/01/34	85	88,553
5.70%, 12/01/54	60	61,210
		2,879,850
Chemicals — 0.4%
Air Liquide Finance SA
2.25%, 09/10/29(b)	25	23,565
3.50%, 09/27/46(b)	50	38,958
Air Products and Chemicals Inc.
1.85%, 05/15/27	58	56,413
2.05%, 05/15/30	69	63,483
2.70%, 05/15/40	75	56,978
2.80%, 05/15/50	75	48,991
4.60%, 02/08/29	40	40,797
4.75%, 02/08/31	5	5,138
4.80%, 03/03/33	45	46,150
4.85%, 02/08/34	100	102,275
Ashland Inc.
3.38%, 09/01/31(b)	30	26,999
6.88%, 05/15/43	20	20,778
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	40	42,314
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	55	53,183
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	30	30,028
Cabot Corp., 4.00%, 07/01/29	15	14,876
CF Industries Inc.
4.95%, 06/01/43	60	54,456
5.15%, 03/15/34	65	65,617
5.38%, 03/15/44	55	52,379
FMC Corp.
3.45%, 10/01/29	60	54,365
4.50%, 10/01/49	40	26,201
5.65%, 05/18/33(c)	55	50,339
6.38%, 05/18/53	35	28,265

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
8.45%, 11/01/55, (5-year CMT + 4.37%)(a)	$50	$38,686
HB Fuller Co.
4.00%, 02/15/27	35	34,762
4.25%, 10/15/28(c)	20	19,484
Huntsman International LLC
2.95%, 06/15/31	40	33,497
4.50%, 05/01/29	25	23,930
5.70%, 10/15/34	10	9,023
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	73	69,780
2.30%, 11/01/30(b)	47	42,420
3.27%, 11/15/40(b)	22	17,113
3.47%, 12/01/50(b)	45	31,326
4.45%, 09/26/28	25	25,119
5.00%, 09/26/48	60	53,584
Linde Inc./CT
1.10%, 08/10/30	54	47,363
2.00%, 08/10/50	10	5,471
3.55%, 11/07/42	30	24,348
Mosaic Co. (The)
4.05%, 11/15/27	85	84,969
4.88%, 11/15/41	25	22,753
5.38%, 11/15/28	35	36,167
5.45%, 11/15/33	25	25,903
5.63%, 11/15/43	50	48,644
Nutrien Ltd.
2.95%, 05/13/30	84	79,593
3.95%, 05/13/50	45	34,927
4.00%, 12/15/26	35	34,964
4.13%, 03/15/35	30	27,998
4.20%, 04/01/29	80	79,967
4.90%, 03/27/28	10	10,181
4.90%, 06/01/43	30	27,529
5.00%, 04/01/49	56	51,230
5.25%, 01/15/45	40	38,114
5.63%, 12/01/40	30	30,520
5.80%, 03/27/53	45	45,859
5.88%, 12/01/36	40	42,452
PPG Industries Inc.
2.55%, 06/15/30	75	69,872
3.75%, 03/15/28	129	128,635
RPM International Inc.
4.25%, 01/15/48	45	37,635
4.55%, 03/01/29	15	15,209
5.25%, 06/01/45	10	9,640
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(d)	200	198,926
Tronox Inc., 4.63%, 03/15/29(b)(c)	75	48,451
Yara International ASA
3.15%, 06/04/30(b)	85	80,275
4.75%, 06/01/28(b)	92	92,842
7.38%, 11/14/32(d)	100	113,761
		2,995,470
Commercial Services — 1.0%
ADT Security Corp., 5.88%, 10/15/33(b)	25	25,427
ADT Security Corp. (The)
4.13%, 08/01/29(b)	70	68,183
4.88%, 07/15/32(b)	50	48,460
AMN Healthcare Inc., 4.00%, 04/15/29(b)(c)	25	23,847
Ashtead Capital Inc.
2.45%, 08/12/31(b)	70	62,526
Security	Par (000)	Value
Commercial Services (continued)
4.00%, 05/01/28(b)	$75	$74,502
4.38%, 08/15/27(b)	45	44,975
5.50%, 08/11/32(b)	10	10,339
5.95%, 10/15/33(b)	200	212,231
Automatic Data Processing Inc.
1.25%, 09/01/30	61	54,019
1.70%, 05/15/28	92	87,643
4.45%, 09/09/34	95	95,192
4.75%, 05/08/32	95	97,613
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	30	29,198
5.38%, 03/01/29(b)	40	38,806
5.75%, 07/15/27(b)	30	29,954
5.75%, 07/15/27(b)	26	25,976
8.00%, 02/15/31(b)	35	35,821
8.25%, 01/15/30(b)(c)	47	48,390
8.38%, 06/15/32(b)	25	25,733
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	75	76,300
Block Financial LLC
2.50%, 07/15/28	30	28,577
3.88%, 08/15/30	45	43,576
Cimpress PLC, 7.38%, 09/15/32(b)	40	40,886
Cintas Corp. No. 2
3.70%, 04/01/27	170	169,493
4.00%, 05/01/32	75	73,914
4.20%, 05/01/28	30	30,165
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	60	58,291
4.88%, 07/01/29(b)	60	56,715
Deluxe Corp.
8.00%, 06/01/29(b)(c)	40	40,463
8.13%, 09/15/29(b)	35	36,876
Element Fleet Management Corp., 6.32%, 12/04/28(b)	10	10,557
Equifax Inc.
4.80%, 09/15/29	95	96,549
5.10%, 12/15/27	25	25,439
Global Payments Inc.
2.15%, 01/15/27	60	58,609
2.90%, 05/15/30	85	78,776
2.90%, 11/15/31	35	31,350
3.20%, 08/15/29	100	95,157
4.15%, 08/15/49	30	22,493
4.45%, 06/01/28	90	90,118
4.50%, 11/15/28	140	140,490
5.30%, 08/15/29	5	5,118
5.40%, 08/15/32	60	61,068
5.55%, 11/15/35	140	139,861
5.95%, 08/15/52(c)	55	52,824
GXO Logistics Inc.
2.65%, 07/15/31	65	58,163
6.25%, 05/06/29	50	52,542
6.50%, 05/06/34	30	32,296
Herc Holdings Inc.
5.50%, 07/15/27(b)	96	96,009
6.63%, 06/15/29(b)	50	51,842
7.00%, 06/15/30(b)	100	105,092
7.25%, 06/15/33(b)(c)	75	79,356
Hertz Corp. (The)
5.00%, 12/01/29(b)(c)	50	34,783
12.63%, 07/15/29(b)	94	94,052
Korn Ferry, 4.63%, 12/15/27(b)	30	30,055

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Matthews International Corp., 8.63%, 10/01/27(b)	$20	$20,660
Moody's Corp.
2.00%, 08/19/31(c)	50	44,423
3.10%, 11/29/61	35	22,193
3.25%, 01/15/28	27	26,604
3.25%, 05/20/50	40	27,660
3.75%, 02/25/52	25	18,940
4.25%, 02/01/29	42	42,248
4.25%, 08/08/32	25	24,740
4.88%, 12/17/48	34	30,810
5.25%, 07/15/44	60	58,015
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	70	69,310
PayPal Holdings Inc.
2.30%, 06/01/30	95	88,018
2.85%, 10/01/29	154	147,542
3.25%, 06/01/50	70	48,709
3.90%, 06/01/27	20	20,014
4.40%, 06/01/32	70	70,159
5.05%, 06/01/52	55	51,105
5.10%, 04/01/35	10	10,228
5.15%, 06/01/34	90	92,847
5.25%, 06/01/62	40	37,434
5.50%, 06/01/54	35	34,586
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(b)	70	68,395
Quanta Services Inc.
2.35%, 01/15/32	95	84,085
2.90%, 10/01/30	66	62,018
3.05%, 10/01/41	40	29,977
4.75%, 08/09/27	10	10,106
RELX Capital Inc.
3.00%, 05/22/30	100	95,138
4.00%, 03/18/29	75	74,868
4.75%, 03/27/30	110	112,399
5.25%, 03/27/35	10	10,395
RR Donnelley & Sons Co., 8.50%, 04/15/29(b)	26	25,699
S&P Global Inc.
1.25%, 08/15/30	69	60,775
2.30%, 08/15/60	40	20,787
2.45%, 03/01/27	95	93,342
2.50%, 12/01/29	50	47,169
2.70%, 03/01/29	35	33,616
2.90%, 03/01/32	90	83,349
2.95%, 01/22/27	32	31,670
3.25%, 12/01/49	50	35,895
3.70%, 03/01/52	80	61,739
3.90%, 03/01/62	30	22,989
4.25%, 05/01/29	100	100,603
4.75%, 08/01/28	60	61,171
5.25%, 09/15/33	10	10,570
Service Corp. International/U.S.
3.38%, 08/15/30	55	51,553
4.00%, 05/15/31	55	52,507
4.63%, 12/15/27	35	34,943
5.13%, 06/01/29	50	50,161
5.75%, 10/15/32	55	56,237
7.50%, 04/01/27	15	15,487
TR Finance LLC
5.50%, 08/15/35	30	31,391
5.65%, 11/23/43	5	5,068
5.85%, 04/15/40	37	38,983
Security	Par (000)	Value
Commercial Services (continued)
Transurban Finance Co. Pty. Ltd.
2.45%, 03/16/31(b)	$62	$56,619
3.38%, 03/22/27(b)	55	54,548
TriNet Group Inc.
3.50%, 03/01/29(b)	35	33,114
7.13%, 08/15/31(b)	35	36,233
Valvoline Inc., 3.63%, 06/15/31(b)	35	32,271
Verisk Analytics Inc.
3.63%, 05/15/50	40	29,315
4.13%, 03/15/29	65	65,012
5.13%, 02/15/36	95	96,317
5.25%, 06/05/34	55	56,688
5.25%, 03/15/35	20	20,461
5.50%, 06/15/45	22	21,809
5.75%, 04/01/33	25	26,600
VM Consolidated Inc., 5.50%, 04/15/29(b)	27	26,958
WEX Inc., 6.50%, 03/15/33(b)	50	50,970
		6,502,935
Computers — 0.3%
Accenture Capital Inc.
3.90%, 10/04/27	25	25,076
4.05%, 10/04/29	100	100,238
4.25%, 10/04/31	100	100,272
4.50%, 10/04/34	80	79,411
ASGN Inc., 4.63%, 05/15/28(b)	40	39,237
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	90	88,569
4.00%, 07/01/29(b)(c)	75	73,355
5.95%, 04/15/35(c)	5	5,203
CACI International Inc., 6.38%, 06/15/33(b)	75	78,195
CGI Inc., 2.30%, 09/14/31	50	44,482
Crane NXT Co., 4.20%, 03/15/48	25	16,418
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	65	69,199
DXC Technology Co., 2.38%, 09/15/28	70	65,784
Fortinet Inc., 2.20%, 03/15/31	42	37,710
Gartner Inc.
3.63%, 06/15/29(b)	60	57,687
3.75%, 10/01/30(b)	65	61,612
4.50%, 07/01/28(b)	50	49,832
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	110	110,542
4.55%, 10/15/29	135	136,015
4.85%, 10/15/31	115	116,382
5.00%, 10/15/34	135	134,404
5.25%, 07/01/28	35	35,961
5.60%, 10/15/54	60	56,094
6.20%, 10/15/35	70	75,764
6.35%, 10/15/45	110	113,724
Insight Enterprises Inc., 6.63%, 05/15/32(b)	35	35,843
Kyndryl Holdings Inc.
3.15%, 10/15/31	10	9,107
4.10%, 10/15/41	45	35,767
6.35%, 02/20/34	30	31,730
NCR Voyix Corp.
5.00%, 10/01/28(b)	55	54,598
5.13%, 04/15/29(b)	27	26,770
NetApp Inc.
2.70%, 06/22/30	22	20,516
5.70%, 03/17/35	40	42,070
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/29(b)	35	34,171

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
4.13%, 01/15/31(b)(c)	$15	$14,172
5.75%, 12/01/34(b)	40	41,279
8.25%, 12/15/29(b)	35	37,180
8.50%, 07/15/31(b)	35	37,263
9.63%, 12/01/32(b)	51	58,068
Western Digital Corp.
2.85%, 02/01/29	10	9,509
3.10%, 02/01/32	50	45,802
		2,305,011
Cosmetics & Personal Care — 0.1%
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29(b)	10	9,879
6.63%, 07/15/30(b)(c)	10	10,317
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	35	33,058
5.50%, 06/01/28(b)	50	49,985
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	35	31,241
2.38%, 12/01/29	59	55,289
2.60%, 04/15/30	100	93,820
3.13%, 12/01/49	30	20,183
3.15%, 03/15/27	78	77,219
4.15%, 03/15/47	45	36,611
4.38%, 05/15/28	5	5,052
4.38%, 06/15/45	45	38,328
4.65%, 05/15/33	10	10,079
5.00%, 02/14/34	55	56,189
5.15%, 05/15/53	50	46,890
6.00%, 05/15/37	15	16,391
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	50	48,187
4.90%, 12/15/44	20	15,911
6.13%, 09/30/32	50	48,900
		703,529
Distribution & Wholesale — 0.1%
Ferguson Finance PLC
3.25%, 06/02/30(b)	45	43,089
4.50%, 10/24/28(b)	50	50,467
Gates Corp./DE, 6.88%, 07/01/29(b)	35	36,457
LKQ Corp.
5.75%, 06/15/28	55	56,899
6.25%, 06/15/33	40	42,778
RB Global Holdings Inc.
6.75%, 03/15/28(b)	35	35,825
7.75%, 03/15/31(b)	55	57,646
Resideo Funding Inc.
4.00%, 09/01/29(b)	20	19,189
6.50%, 07/15/32(b)	50	51,233
		393,583
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	195	188,808
3.30%, 01/30/32	275	254,990
3.40%, 10/29/33	150	136,039
3.65%, 07/21/27	145	143,875
3.85%, 10/29/41	150	123,623
3.88%, 01/23/28	150	149,098
4.63%, 10/15/27	150	151,097
Security	Par (000)	Value
Diversified Financial Services (continued)
4.63%, 09/10/29	$150	$151,767
4.95%, 09/10/34	20	19,991
5.10%, 01/19/29	140	143,454
5.30%, 01/19/34	15	15,418
5.38%, 12/15/31	10	10,379
5.75%, 06/06/28	120	124,351
6.15%, 09/30/30	25	26,856
6.45%, 04/15/27	150	154,303
6.95%, 03/10/55, (5-year CMT + 2.72%)(a)	125	131,149
Affiliated Managers Group Inc.
3.30%, 06/15/30	65	62,194
5.50%, 08/20/34	15	15,405
Air Lease Corp.
2.10%, 09/01/28	55	51,719
2.20%, 01/15/27	10	9,771
2.88%, 01/15/32	20	17,964
3.00%, 02/01/30	80	74,881
3.25%, 10/01/29	5	4,777
4.63%, 10/01/28	50	50,259
5.10%, 03/01/29	5	5,080
5.20%, 07/15/31	5	5,100
5.85%, 12/15/27	60	61,746
Ally Financial Inc.
2.20%, 11/02/28	60	56,402
4.75%, 06/09/27	30	30,177
5.54%, 01/17/31, (1-day SOFR Index + 1.73%)(a)	15	15,317
5.74%, 05/15/29, (1-day SOFR Index + 1.96%)(a)	85	86,938
6.18%, 07/26/35, (1-day SOFR + 2.29%)(a)	35	36,237
6.65%, 01/17/40, (5-year CMT + 2.45%)(a)	35	35,181
6.70%, 02/14/33(c)	35	36,645
6.85%, 01/03/30, (1-day SOFR + 2.82%)(a)	35	36,999
6.99%, 06/13/29, (1-day SOFR + 3.26%)(a)	80	84,233
7.10%, 11/15/27	45	47,151
8.00%, 11/01/31	225	256,300
American Express Co.
2.55%, 03/04/27	155	152,485
3.30%, 05/03/27	154	152,871
4.05%, 05/03/29	140	140,882
4.05%, 12/03/42	70	60,721
4.42%, 08/03/33, (1-day SOFR + 1.76%)(a)	115	114,651
4.73%, 04/25/29, (1-day SOFR + 1.26%)(a)	200	203,344
4.92%, 07/20/33, (1-day SOFR + 1.22%)(a)	10	10,244
4.99%, 05/26/33, (1-day SOFR + 2.26%)(a)	85	86,949
5.02%, 04/25/31, (1-day SOFR + 1.44%)(a)	120	123,913
5.04%, 05/01/34, (1-day SOFR + 1.84%)(a)	105	108,336
5.09%, 01/30/31, (1-day SOFR Index + 1.20%)(a)	120	124,012
5.10%, 02/16/28, (1-day SOFR + 1.00%)(a)	145	146,888
5.28%, 07/27/29, (1-day SOFR Index + 1.28%)(a)	175	180,719
5.28%, 07/26/35, (1-day SOFR + 1.42%)(a)	60	62,234
5.44%, 01/30/36, (1-day SOFR Index + 1.32%)(a)	145	151,531
5.53%, 04/25/30, (1-day SOFR Index + 1.90%)(a)	50	52,298
5.63%, 07/28/34, (1-day SOFR + 1.93%)(a)	20	21,012
5.67%, 04/25/36, (1-day SOFR + 1.79%)(a)	110	116,830
5.85%, 11/05/27	10	10,356
5.92%, 04/25/35, (1-day SOFR + 1.63%)(a)	75	80,422
6.49%, 10/30/31, (1-day SOFR + 1.94%)(a)	5	5,483
American Express Credit Corp., 3.30%, 05/03/27	60	59,601
Ameriprise Financial Inc.
4.50%, 05/13/32	70	70,639
5.15%, 05/15/33	55	57,316
5.70%, 12/15/28	40	41,903

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Apollo Global Management Inc.
5.15%, 08/12/35	$5	$5,011
5.80%, 05/21/54	55	54,451
6.00%, 12/15/54, (5-year CMT + 2.17%)(a)(c)	40	39,242
6.38%, 11/15/33	55	60,715
Ares Finance Co. II LLC, 3.25%, 06/15/30(b)	50	47,430
Ares Finance Co. IV LLC, 3.65%, 02/01/52(b)	25	17,607
Ares Management Corp., 5.60%, 10/11/54	60	56,962
BOC Aviation Ltd., 2.63%, 09/17/30(b)	200	187,221
Bread Financial Holdings Inc., 8.38%, 06/15/35, (5-year CMT + 4.30%)(a)(b)	25	25,534
Burford Capital Global Finance LLC, 9.25%, 07/01/31(b)	75	78,000
Capital One Financial Corp.
2.36%, 07/29/32, (1-day SOFR + 1.34%)(a)	120	104,815
3.27%, 03/01/30, (1-day SOFR + 1.79%)(a)	140	135,873
3.65%, 05/11/27	90	89,512
3.80%, 01/31/28	100	99,445
4.93%, 05/10/28, (1-day SOFR + 2.06%)(a)	155	156,661
5.27%, 05/10/33, (1-day SOFR + 2.37%)(a)	125	128,197
5.46%, 07/26/30, (1-day SOFR +1.56%)(a)	120	124,490
5.47%, 02/01/29, (1-day SOFR + 2.08%)(a)	75	76,943
5.70%, 02/01/30, (1-day SOFR + 1.91%)(a)	65	67,649
5.82%, 02/01/34, (1-day SOFR + 2.60%)(a)	60	63,143
5.88%, 07/26/35, (1-day SOFR +1.99%)(a)	170	179,570
6.05%, 02/01/35, (1-day SOFR + 2.26%)(a)	40	42,664
6.18%, 01/30/36, (1-day SOFR + 2.04%)(a)	115	120,663
6.31%, 06/08/29, (1-day SOFR + 2.64%)(a)	135	141,707
6.38%, 06/08/34, (1-day SOFR + 2.86%)(a)	150	163,121
6.70%, 11/29/32	60	66,488
7.62%, 10/30/31, (1-day SOFR + 3.07%)(a)	85	96,165
7.96%, 11/02/34, (1-day SOFR Index + 3.37%)(a)	65	76,945
Cboe Global Markets Inc.
1.63%, 12/15/30	20	17,737
3.00%, 03/16/32	65	60,255
3.65%, 01/12/27	85	84,686
Charles Schwab Corp. (The)
1.65%, 03/11/31	105	92,262
1.95%, 12/01/31	90	78,905
2.00%, 03/20/28	115	110,447
2.30%, 05/13/31	55	49,924
2.45%, 03/03/27	45	44,181
2.75%, 10/01/29	60	57,224
2.90%, 03/03/32	55	50,555
3.20%, 03/02/27	65	64,411
3.20%, 01/25/28	95	93,693
3.25%, 05/22/29	45	43,845
3.30%, 04/01/27	45	44,652
4.00%, 02/01/29	50	50,155
4.63%, 03/22/30	25	25,599
5.64%, 05/19/29, (1-day SOFR + 2.21%)(a)	50	51,947
5.85%, 05/19/34, (1-day SOFR + 2.50%)(a)	70	75,195
6.14%, 08/24/34, (1-day SOFR + 2.01%)(a)	120	131,123
6.20%, 11/17/29, (1-day SOFR + 1.88%)(a)	100	106,146
CICC Hong Kong Finance 2016 MTN Ltd., 5.01%, 01/18/27(d)	200	201,872
CMB International Leasing Management Ltd., 4.96%, 06/04/27, (1-day SOFR + 0.76%)(a)(d)	200	200,351
CME Group Inc.
2.65%, 03/15/32	80	73,213
3.75%, 06/15/28	95	95,063
Security	Par (000)	Value
Diversified Financial Services (continued)
4.15%, 06/15/48	$40	$34,215
4.40%, 03/15/30	10	10,148
5.30%, 09/15/43	65	66,040
Credit Acceptance Corp., 6.63%, 03/15/30(b)	50	49,945
Encore Capital Group Inc.
8.50%, 05/15/30(b)	35	37,270
9.25%, 04/01/29(b)	50	52,808
Equitable America Global Funding, 4.95%, 06/09/30(b)	100	102,128
Far East Horizon Ltd., 5.88%, 03/05/28(d)	200	203,094
Franklin Resources Inc.
1.60%, 10/30/30	65	57,499
2.95%, 08/12/51	40	25,613
Intercontinental Exchange Inc.
1.85%, 09/15/32	155	132,620
2.10%, 06/15/30	90	82,533
2.65%, 09/15/40	100	75,091
3.00%, 06/15/50	90	60,245
3.00%, 09/15/60	115	70,506
3.10%, 09/15/27	69	68,085
3.63%, 09/01/28	150	148,641
3.75%, 09/21/28	35	34,828
4.00%, 09/15/27	110	110,177
4.25%, 09/21/48	82	69,276
4.35%, 06/15/29	5	5,055
4.60%, 03/15/33	130	131,805
4.95%, 06/15/52	105	97,545
5.20%, 06/15/62	75	70,553
5.25%, 06/15/31	50	52,418
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	25	25,499
Lazard Group LLC
4.38%, 03/11/29	50	50,144
4.50%, 09/19/28	15	15,103
6.00%, 03/15/31	25	26,529
Legg Mason Inc., 5.63%, 01/15/44	34	34,134
LPL Holdings Inc.
4.00%, 03/15/29(b)	75	73,609
4.38%, 05/15/31(b)	40	38,987
4.63%, 11/15/27(b)	65	65,010
4.90%, 04/03/28	5	5,071
5.20%, 03/15/30	20	20,499
5.70%, 05/20/27	55	56,040
5.75%, 06/15/35	40	41,351
6.00%, 05/20/34	45	47,237
6.75%, 11/17/28	60	64,050
LSEG U.S. Fin Corp., 5.30%, 03/28/34(b)	30	31,239
LSEGA Financing PLC
2.00%, 04/06/28(b)	245	234,028
2.50%, 04/06/31(b)	50	45,573
3.20%, 04/06/41(b)	35	27,273
Mirae Asset Securities Co. Ltd., 5.88%, 01/26/27(d)	200	203,362
Mitsubishi HC Capital Inc., 3.97%, 04/13/30(b)	20	19,607
Mitsubishi HC Finance America LLC, 5.66%, 02/28/33(b)	5	5,264
Nasdaq Inc.
1.65%, 01/15/31	65	57,425
2.50%, 12/21/40	70	50,253
3.25%, 04/28/50	55	38,432
3.95%, 03/07/52	40	30,831
5.35%, 06/28/28	93	95,932

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
5.55%, 02/15/34	$53	$55,871
5.95%, 08/15/53	10	10,443
6.10%, 06/28/63	55	57,718
OneMain Finance Corp.
3.50%, 01/15/27	35	34,538
3.88%, 09/15/28	35	33,961
4.00%, 09/15/30	62	58,209
5.38%, 11/15/29	55	54,795
6.13%, 05/15/30	30	30,496
6.63%, 01/15/28	50	51,320
6.63%, 05/15/29	50	51,725
6.75%, 03/15/32	50	51,175
7.13%, 11/15/31	55	57,191
7.13%, 09/15/32	50	51,849
7.50%, 05/15/31	65	68,262
7.88%, 03/15/30	65	68,766
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	25	24,447
5.75%, 09/15/31(b)	30	30,224
6.75%, 02/15/34(b)	75	77,392
6.88%, 05/15/32(b)	45	47,062
6.88%, 02/15/33(b)	50	52,163
7.13%, 11/15/30(b)	50	52,571
7.88%, 12/15/29(b)	55	58,670
PRA Group Inc.
5.00%, 10/01/29(b)(c)	25	23,123
8.38%, 02/01/28(b)	35	35,737
8.88%, 01/31/30(b)	35	36,274
Radian Group Inc.
4.88%, 03/15/27	87	87,263
6.20%, 05/15/29	45	47,152
Raymond James Financial Inc.
3.75%, 04/01/51	70	52,489
4.65%, 04/01/30	65	66,437
4.95%, 07/15/46	65	60,028
Rocket Companies Inc.
6.13%, 08/01/30(b)	150	155,718
6.38%, 08/01/33(b)	125	131,127
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(b)	75	72,491
3.88%, 03/01/31(b)	80	75,808
4.00%, 10/15/33(b)(c)	75	69,509
Shriram Finance Ltd., 6.63%, 04/22/27(d)	200	203,277
SLM Corp., 6.50%, 01/31/30	50	52,123
Stifel Financial Corp., 4.00%, 05/15/30	30	29,423
Synchrony Financial
3.95%, 12/01/27	120	119,003
5.15%, 03/19/29	84	85,351
5.45%, 03/06/31, (1-day SOFR + 1.68%)(a)	10	10,221
5.94%, 08/02/30, (1-day SOFR Index + 2.13%)(a)	100	103,912
6.00%, 07/29/36, (1-day SOFR + 2.07%)(a)	5	5,138
7.25%, 02/02/33	50	53,582
Visa Inc.
0.75%, 08/15/27	20	19,063
1.10%, 02/15/31	80	69,745
1.90%, 04/15/27	72	70,307
2.00%, 08/15/50	90	49,829
2.05%, 04/15/30	112	103,791
2.70%, 04/15/40	70	54,365
2.75%, 09/15/27	75	73,842
3.65%, 09/15/47	55	43,611
Security	Par (000)	Value
Diversified Financial Services (continued)
4.15%, 12/14/35	$70	$68,236
4.30%, 12/14/45	225	199,260
Voya Financial Inc.
4.70%, 01/23/48, (3-mo. SOFR US + 2.34%)(a)	10	9,452
4.80%, 06/15/46	35	31,494
5.70%, 07/15/43	10	10,102
Western Union Co. (The)
2.75%, 03/15/31(c)	30	27,127
6.20%, 11/17/36(c)	40	42,006
		16,527,863
Electric — 0.4%
AEP Texas Inc.
3.45%, 05/15/51	60	41,304
3.80%, 10/01/47	50	37,418
3.95%, 06/01/28	10	9,949
4.70%, 05/15/32	45	45,297
5.40%, 06/01/33	45	46,615
5.45%, 05/15/29	50	51,982
5.70%, 05/15/34	20	20,956
Series H, 3.45%, 01/15/50	15	10,431
Series I, 2.10%, 07/01/30	5	4,561
American Transmission Systems Inc.
2.65%, 01/15/32(b)	65	58,686
5.00%, 09/01/44(b)	45	42,613
Atlantic City Electric Co.
2.30%, 03/15/31	5	4,540
4.00%, 10/15/28	60	60,115
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42	55	44,364
3.95%, 03/01/48	50	40,456
4.50%, 04/01/44	44	39,184
4.95%, 04/01/33	50	51,217
5.20%, 10/01/28	25	25,820
Series AA, 3.00%, 02/01/27	10	9,905
Series AD, 2.90%, 07/01/50	15	9,924
Series AE, 2.35%, 04/01/31	55	49,889
Series AF, 3.35%, 04/01/51	70	50,206
Series AG, 3.00%, 03/01/32	30	27,692
Series ai., 4.45%, 10/01/32	50	49,966
Series AJ, 4.85%, 10/01/52	5	4,612
Series K2, 6.95%, 03/15/33	15	17,115
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28(b)	55	54,291
4.55%, 11/15/30(b)	35	35,001
Commonwealth Edison Co.
3.00%, 03/01/50	45	30,004
3.65%, 06/15/46	130	101,397
3.70%, 03/01/45	5	3,972
3.80%, 10/01/42	5	4,104
4.00%, 03/01/48	105	85,224
4.35%, 11/15/45	10	8,630
4.60%, 08/15/43	100	90,723
5.30%, 02/01/53	45	43,518
5.65%, 06/01/54	30	30,483
5.90%, 03/15/36	70	76,194
5.95%, 06/01/55	15	15,913
6.45%, 01/15/38	40	45,143
Series 122, 2.95%, 08/15/27	20	19,707
Series 123, 3.75%, 08/15/47	40	31,157
Series 130, 3.13%, 03/15/51	55	37,343
Series 133, 3.85%, 03/15/52	30	23,110

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Duke Energy Florida Project Finance LLC, Series 2035, 3.11%, 09/01/38(c)	$25	$21,861
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	40	38,682
4.55%, 04/01/49(b)	35	30,355
5.00%, 01/15/35	70	70,506
5.45%, 07/15/44(b)	5	4,886
ITC Holdings Corp.
2.95%, 05/14/30(b)	16	15,128
3.35%, 11/15/27	65	64,074
4.95%, 09/22/27(b)	80	80,989
5.30%, 07/01/43	20	19,404
5.40%, 06/01/33(b)	5	5,184
5.65%, 05/09/34(b)	30	31,447
Jersey Central Power & Light Co.
2.75%, 03/01/32(b)	40	36,076
5.10%, 01/15/35	25	25,417
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	60	60,020
Ohio Power Co.
4.00%, 06/01/49	40	31,211
4.15%, 04/01/48	55	43,762
5.65%, 06/01/34	5	5,236
Series P, 2.60%, 04/01/30	45	42,028
Series Q, 1.63%, 01/15/31	40	35,039
Series R, 2.90%, 10/01/51	10	6,266
PG&E Recovery Funding LLC, Series A-2, 5.23%, 06/01/42	90	92,866
Potomac Electric Power Co.
4.15%, 03/15/43	117	100,394
5.20%, 03/15/34	15	15,530
5.50%, 03/15/54	5	4,946
6.50%, 11/15/37	5	5,669
PPL Electric Utilities Corp.
3.00%, 10/01/49	55	37,285
3.95%, 06/01/47	45	36,748
4.13%, 06/15/44	35	29,777
4.15%, 06/15/48	45	37,598
5.00%, 05/15/33	60	61,921
5.25%, 05/15/53	55	53,809
5.55%, 08/15/55	5	5,059
6.25%, 05/15/39	30	33,423
Toledo Edison Co. (The), 6.15%, 05/15/37	15	16,505
Trans-Allegheny Interstate Line Co., 5.00%, 01/15/31(b)	5	5,150
		2,794,982
Electrical Components & Equipment — 0.1%
ABB Finance USA Inc.
3.80%, 04/03/28	60	60,338
4.38%, 05/08/42	15	13,618
Acuity Brands Lighting Inc., 2.15%, 12/15/30	50	45,273
Energizer Holdings Inc.
4.38%, 03/31/29(b)	53	50,561
4.75%, 06/15/28(b)	45	44,497
EnerSys
4.38%, 12/15/27(b)	30	29,791
6.63%, 01/15/32(b)	20	20,772
WESCO Distribution Inc.
6.38%, 03/15/29(b)	65	67,204
6.38%, 03/15/33(b)	45	47,154
6.63%, 03/15/32(b)	67	70,297
Security	Par (000)	Value
Electrical Components & Equipment (continued)
7.25%, 06/15/28(b)	$90	$91,349
		540,854
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	37	35,965
Allegion U.S. Holding Co. Inc.
3.55%, 10/01/27	40	39,593
5.41%, 07/01/32	45	47,091
5.60%, 05/29/34	55	57,953
Arrow Electronics Inc.
3.88%, 01/12/28	30	29,750
5.88%, 04/10/34	15	15,676
Atkore Inc., 4.25%, 06/01/31(b)	30	28,901
Avnet Inc., 3.00%, 05/15/31	45	40,850
Coherent Corp., 5.00%, 12/15/29(b)	70	69,441
Flex Ltd.
4.88%, 06/15/29	56	56,817
4.88%, 05/12/30	50	50,776
Fortive Corp., 4.30%, 06/15/46	47	39,628
Hubbell Inc.
2.30%, 03/15/31	22	20,060
3.15%, 08/15/27	45	44,352
3.50%, 02/15/28	37	36,673
Jabil Inc.
3.00%, 01/15/31	50	46,468
3.60%, 01/15/30	55	53,103
3.95%, 01/12/28	72	71,774
5.45%, 02/01/29	10	10,280
Keysight Technologies Inc.
3.00%, 10/30/29	57	54,496
4.60%, 04/06/27	60	60,248
5.35%, 07/30/30	45	46,918
Sensata Technologies BV
4.00%, 04/15/29(b)	70	68,308
5.88%, 09/01/30(b)	45	45,598
Sensata Technologies Inc.
3.75%, 02/15/31(b)	50	46,882
4.38%, 02/15/30(b)	30	29,204
6.63%, 07/15/32(b)	40	41,836
TD SYNNEX Corp.
2.65%, 08/09/31	10	9,003
6.10%, 04/12/34	45	47,800
Trimble Inc.
4.90%, 06/15/28	82	83,245
6.10%, 03/15/33	65	70,124
TTM Technologies Inc., 4.00%, 03/01/29(b)	35	34,046
Tyco Electronics Group SA
2.50%, 02/04/32	25	22,530
3.13%, 08/15/27	75	74,192
7.13%, 10/01/37	45	53,400
Vontier Corp.
2.40%, 04/01/28	40	38,212
2.95%, 04/01/31	68	62,224
		1,683,417
Engineering & Construction — 0.0%
Arcosa Inc.
4.38%, 04/15/29(b)	30	29,375
6.88%, 08/15/32(b)	40	42,078
Dycom Industries Inc., 4.50%, 04/15/29(b)	35	34,590
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	25	24,371

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(b)(f)	$4	$3,692
Jacobs Engineering Group Inc., 6.35%, 08/18/28	70	73,874
TopBuild Corp.
3.63%, 03/15/29(b)	25	24,161
4.13%, 02/15/32(b)	35	33,341
Tutor Perini Corp., 11.88%, 04/30/29(b)	30	33,309
Vinci SA, 3.75%, 04/10/29(b)	10	9,861
		308,652
Entertainment — 0.1%
Cinemark USA Inc.
5.25%, 07/15/28(b)	55	54,878
7.00%, 08/01/32(b)	35	36,525
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	35	34,280
4.75%, 10/15/27(b)	79	78,857
6.50%, 05/15/27(b)	80	80,869
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	55	53,159
Six Flags Entertainment Corp.
5.50%, 04/15/27(b)	40	39,719
7.25%, 05/15/31(b)(c)	35	33,350
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.25%, 07/15/29	35	32,454
5.38%, 04/15/27	40	39,701
6.50%, 10/01/28	20	19,436
Six Flags Entertainment Corp./Six Flags Theme Parks Inc./Canada's Wonderland Co., 6.63%, 05/01/32(b)	62	61,922
Vail Resorts Inc.
5.63%, 07/15/30(b)	50	50,768
6.50%, 05/15/32(b)	40	41,563
		657,481
Environmental Control — 0.3%
Republic Services Inc.
1.45%, 02/15/31	75	65,596
1.75%, 02/15/32	97	83,981
2.30%, 03/01/30	89	82,858
2.38%, 03/15/33	40	35,124
3.05%, 03/01/50	35	24,196
3.38%, 11/15/27	78	77,364
3.95%, 05/15/28	38	38,074
4.88%, 04/01/29	65	66,751
5.00%, 11/15/29	5	5,195
5.00%, 04/01/34	95	98,219
5.70%, 05/15/41	25	26,249
6.20%, 03/01/40	20	22,302
Veralto Corp.
5.35%, 09/18/28	20	20,651
5.45%, 09/18/33	45	47,251
Waste Management Inc.
1.15%, 03/15/28	105	98,877
1.50%, 03/15/31	62	54,270
2.00%, 06/01/29	55	51,532
2.50%, 11/15/50	37	22,579
3.15%, 11/15/27	84	82,917
4.10%, 03/01/45	50	42,678
4.15%, 04/15/32	70	69,679
4.15%, 07/15/49	60	50,361
Security	Par (000)	Value
Environmental Control (continued)
4.50%, 03/15/28	$5	$5,070
4.65%, 03/15/30	115	117,614
4.80%, 03/15/32	30	30,831
4.88%, 02/15/29	90	92,513
4.88%, 02/15/34	105	108,223
4.95%, 07/03/27	60	60,998
4.95%, 07/03/31	5	5,192
4.95%, 03/15/35	125	128,124
5.35%, 10/15/54	100	99,360
		1,814,629
Food — 0.9%
B&G Foods Inc.
5.25%, 09/15/27(c)	40	39,187
8.00%, 09/15/28(b)	65	64,536
Bimbo Bakeries USA Inc., 6.40%, 01/15/34(d)	200	218,751
Campbell's Company/The
2.38%, 04/24/30	55	50,729
3.13%, 04/24/50	30	20,079
4.15%, 03/15/28	75	75,160
4.80%, 03/15/48	70	62,362
5.20%, 03/21/29	50	51,476
5.40%, 03/21/34	75	77,182
Conagra Brands Inc.
1.38%, 11/01/27	90	85,344
4.85%, 11/01/28	106	107,377
5.30%, 11/01/38	48	46,384
5.40%, 11/01/48	60	55,011
5.75%, 08/01/35	55	56,605
7.00%, 10/01/28	10	10,680
8.25%, 09/15/30	45	51,910
Flowers Foods Inc.
2.40%, 03/15/31	50	44,471
5.75%, 03/15/35(c)	5	5,046
General Mills Inc.
2.25%, 10/14/31	60	53,403
2.88%, 04/15/30	80	75,823
3.00%, 02/01/51	35	23,080
3.20%, 02/10/27	75	74,277
4.15%, 02/15/43	25	21,182
4.20%, 04/17/28	116	116,336
4.70%, 01/30/27	30	30,224
4.88%, 01/30/30	5	5,125
4.95%, 03/29/33	70	71,302
5.25%, 01/30/35(c)	5	5,138
5.40%, 06/15/40	37	37,686
Grupo Bimbo SAB de CV, 4.00%, 09/06/49(d)	200	155,061
Hershey Co. (The)
1.70%, 06/01/30	100	90,154
2.45%, 11/15/29	100	94,594
5.10%, 02/24/35	100	103,447
Hormel Foods Corp.
1.70%, 06/03/28	70	66,324
1.80%, 06/11/30	90	81,487
3.05%, 06/03/51	75	50,661
4.80%, 03/30/27	50	50,546
Ingredion Inc.
2.90%, 06/01/30	70	65,891
3.90%, 06/01/50	25	18,977
J M Smucker Co. (The)
2.13%, 03/15/32	40	34,609
2.38%, 03/15/30	25	23,252

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
3.38%, 12/15/27	$55	$54,364
4.25%, 03/15/35	55	52,184
4.38%, 03/15/45	55	46,638
5.90%, 11/15/28	45	47,220
6.20%, 11/15/33	80	87,061
6.50%, 11/15/43	10	10,878
6.50%, 11/15/53(c)	80	88,159
Kellanova
3.40%, 11/15/27	40	39,610
4.30%, 05/15/28	70	70,516
5.75%, 05/16/54	10	10,109
Series B, 7.45%, 04/01/31	50	57,581
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	55	53,384
4.38%, 01/31/32(b)	47	44,945
4.88%, 05/15/28(b)	50	50,082
Nestle Capital Corp., 4.88%, 03/12/34(b)	10	10,384
Nestle Holdings Inc.
1.00%, 09/15/27(b)	250	238,214
1.15%, 01/14/27(b)	30	29,137
1.25%, 09/15/30(b)	240	211,914
1.50%, 09/14/28(b)	140	131,861
1.88%, 09/14/31(b)	150	133,642
2.50%, 09/14/41(b)	10	7,214
2.63%, 09/14/51(b)	25	15,984
3.90%, 09/24/38(b)	150	136,641
4.00%, 09/24/48(b)	200	165,629
4.13%, 10/01/27(b)	25	25,173
4.25%, 10/01/29(b)	155	156,785
4.30%, 10/01/32(b)	150	151,272
4.70%, 01/15/53(b)	10	9,139
5.00%, 03/14/28(b)	150	153,818
Post Holdings Inc.
4.50%, 09/15/31(b)	75	70,906
4.63%, 04/15/30(b)	90	87,630
5.50%, 12/15/29(b)	85	85,269
6.25%, 02/15/32(b)	65	67,176
6.25%, 10/15/34(b)	45	45,786
6.38%, 03/01/33(b)	50	50,722
Sysco Corp.
3.15%, 12/14/51	60	40,402
3.25%, 07/15/27	70	69,162
4.45%, 03/15/48	5	4,306
4.50%, 04/01/46	80	69,684
5.40%, 03/23/35	80	83,315
5.75%, 01/17/29	95	99,528
5.95%, 04/01/30	10	10,616
6.60%, 04/01/40	50	56,216
6.60%, 04/01/50	105	116,777
TreeHouse Foods Inc., 4.00%, 09/01/28	37	36,900
U.S. Foods Inc.
4.63%, 06/01/30(b)	25	24,633
4.75%, 02/15/29(b)	55	54,728
5.75%, 04/15/33(b)	50	50,905
6.88%, 09/15/28(b)	45	46,565
7.25%, 01/15/32(b)	35	36,883
United Natural Foods Inc., 6.75%, 10/15/28(b)	35	35,067
		6,003,583
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	80	80,074
Security	Par (000)	Value
Food Service (continued)
Sodexo Inc.
2.72%, 04/16/31(b)	$40	$36,415
5.15%, 08/15/30(b)	200	205,518
		322,007
Forest Products & Paper — 0.1%
International Paper Co.
4.35%, 08/15/48	14	11,492
4.40%, 08/15/47	49	40,966
4.80%, 06/15/44	53	47,670
5.00%, 09/15/35	35	35,152
5.15%, 05/15/46	40	37,258
6.00%, 11/15/41	50	51,946
Inversiones CMPC SA, 6.13%, 06/23/33(d)	200	206,115
Magnera Corp.
4.75%, 11/15/29(b)	35	31,771
7.25%, 11/15/31(b)	45	42,940
		505,310
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	10	10,051
Snap-on Inc.
3.10%, 05/01/50	40	27,831
3.25%, 03/01/27	22	21,800
4.10%, 03/01/48	25	20,993
Stanley Black & Decker Inc.
2.30%, 03/15/30	60	54,774
2.75%, 11/15/50	55	33,010
3.00%, 05/15/32	45	40,697
4.25%, 11/15/28	20	20,028
4.85%, 11/15/48	35	30,878
5.20%, 09/01/40	21	20,716
		280,778
Health Care - Products — 0.4%
Agilent Technologies Inc.
2.10%, 06/04/30	35	31,982
2.30%, 03/12/31	80	72,445
2.75%, 09/15/29	50	47,565
4.20%, 09/09/27	40	40,120
4.75%, 09/09/34	45	45,156
Alcon Finance Corp.
2.60%, 05/27/30(b)	60	55,825
3.00%, 09/23/29(b)	75	71,814
3.80%, 09/23/49(b)	75	58,087
5.38%, 12/06/32(b)	5	5,266
5.75%, 12/06/52(b)	15	15,466
Avantor Funding Inc.
3.88%, 11/01/29(b)	55	52,481
4.63%, 07/15/28(b)	105	104,012
Danaher Corp.
2.60%, 10/01/50	85	53,042
2.80%, 12/10/51	60	38,627
4.38%, 09/15/45	40	35,612
Dentsply Sirona Inc.
3.25%, 06/01/30	45	41,564
8.38%, 09/12/55, (5-year CMT + 4.38%)(a)	50	47,537
DH Europe Finance II SARL
2.60%, 11/15/29	90	85,380
3.25%, 11/15/39	65	53,886
3.40%, 11/15/49	87	64,487

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Embecta Corp.
5.00%, 02/15/30(b)(c)	$32	$30,458
6.75%, 02/15/30(b)	15	14,831
GE HealthCare Technologies Inc.
4.80%, 08/14/29	80	81,863
5.65%, 11/15/27	115	118,336
5.86%, 03/15/30	100	106,007
5.91%, 11/22/32	125	135,019
6.38%, 11/22/52	85	94,219
Hologic Inc.
3.25%, 02/15/29(b)	65	64,356
4.63%, 02/01/28(b)	30	30,003
Neogen Food Safety Corp., 8.63%, 07/20/30(b)	25	26,633
Revvity Inc.
1.90%, 09/15/28	30	28,208
2.25%, 09/15/31	50	44,131
2.55%, 03/15/31	32	28,958
3.30%, 09/15/29	53	51,147
3.63%, 03/15/51	43	30,941
Stryker Corp.
1.95%, 06/15/30	140	127,369
4.10%, 04/01/43	10	8,639
4.25%, 09/11/29	100	100,862
4.63%, 09/11/34	145	145,262
4.63%, 03/15/46	55	49,804
4.70%, 02/10/28	100	101,564
5.20%, 02/10/35	150	155,782
Teleflex Inc.
4.25%, 06/01/28(b)	35	34,535
4.63%, 11/15/27	40	39,797
Zimmer Biomet Holdings Inc.
2.60%, 11/24/31	30	27,113
4.45%, 08/15/45	30	26,371
5.20%, 09/15/34	50	51,315
		2,773,877
Health Care - Services — 1.3%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	35	34,003
5.50%, 07/01/28(b)	35	34,656
7.38%, 03/15/33(b)(c)	50	51,163
AHP Health Partners Inc., 5.75%, 07/15/29(b)	20	19,648
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	35	33,824
4.00%, 03/15/31(b)	45	42,603
4.25%, 05/01/28(b)	40	39,593
Concentra Health Services Inc., 6.88%, 07/15/32(b)	50	52,498
DaVita Inc.
3.75%, 02/15/31(b)	101	93,698
4.63%, 06/01/30(b)	175	169,843
6.75%, 07/15/33(b)	75	78,084
6.88%, 09/01/32(b)	70	72,891
Elevance Health Inc.
2.25%, 05/15/30	100	92,052
2.55%, 03/15/31	115	105,160
2.88%, 09/15/29	95	90,652
3.13%, 05/15/50	65	43,193
3.60%, 03/15/51	75	54,157
3.65%, 12/01/27	131	130,099
3.70%, 09/15/49	50	37,067
4.10%, 03/01/28	140	140,100
4.10%, 05/15/32	20	19,516
Security	Par (000)	Value
Health Care - Services (continued)
4.38%, 12/01/47	$105	$88,114
4.55%, 03/01/48	75	64,497
4.55%, 05/15/52	25	21,013
4.63%, 05/15/42	55	49,754
4.65%, 01/15/43	65	58,720
4.65%, 08/15/44	55	48,965
4.75%, 02/15/33	100	100,784
4.95%, 11/01/31	15	15,373
5.10%, 01/15/44	20	19,028
5.13%, 02/15/53	95	86,833
5.15%, 06/15/29	40	41,253
5.20%, 02/15/35	140	143,460
5.38%, 06/15/34	80	82,988
5.50%, 10/15/32	65	68,584
5.65%, 06/15/54	80	78,647
5.70%, 02/15/55	110	108,841
5.85%, 11/01/64	70	69,443
6.10%, 10/15/52	65	67,796
6.38%, 06/15/37	20	21,957
Encompass Health Corp.
4.50%, 02/01/28	57	56,922
4.63%, 04/01/31	25	24,658
4.75%, 02/01/30	55	54,863
Fortrea Holdings Inc., 7.50%, 07/01/30(b)(c)	40	40,280
HCA Inc.
2.38%, 07/15/31	85	76,205
3.13%, 03/15/27	60	59,244
3.38%, 03/15/29	70	68,289
3.50%, 09/01/30	135	130,105
3.50%, 07/15/51	100	69,667
3.63%, 03/15/32	120	113,810
4.13%, 06/15/29	145	144,747
4.38%, 03/15/42	40	34,699
4.50%, 02/15/27	93	93,217
4.63%, 03/15/52	140	116,826
5.00%, 03/01/28	130	132,520
5.13%, 06/15/39	90	88,050
5.20%, 06/01/28	50	51,256
5.25%, 06/15/49	130	119,850
5.45%, 04/01/31	130	136,082
5.45%, 09/15/34	95	98,689
5.50%, 03/01/32	30	31,447
5.50%, 06/01/33	80	83,934
5.50%, 06/15/47	95	91,382
5.60%, 04/01/34	105	109,982
5.63%, 09/01/28	105	108,423
5.75%, 03/01/35	65	68,623
5.88%, 02/01/29	70	72,954
5.90%, 06/01/53	70	69,780
5.95%, 09/15/54	75	75,485
6.00%, 04/01/54	95	96,406
6.10%, 04/01/64	45	45,644
6.20%, 03/01/55	95	98,985
HealthEquity Inc., 4.50%, 10/01/29(b)	40	39,311
Humana Inc.
1.35%, 02/03/27	70	67,767
2.15%, 02/03/32	25	21,692
3.13%, 08/15/29	60	57,626
3.70%, 03/23/29	55	53,961
3.95%, 03/15/27	33	32,910
3.95%, 08/15/49	40	30,170

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
4.63%, 12/01/42	$37	$32,253
4.80%, 03/15/47	20	17,204
4.88%, 04/01/30	52	52,723
4.95%, 10/01/44	60	53,499
5.38%, 04/15/31	130	134,488
5.50%, 03/15/53	60	55,510
5.55%, 05/01/35	40	41,065
5.75%, 03/01/28	15	15,502
5.75%, 04/15/54	70	66,976
5.88%, 03/01/33	30	31,666
5.95%, 03/15/34	60	63,342
6.00%, 05/01/55	10	9,932
IQVIA Inc.
5.00%, 05/15/27(b)	60	60,007
6.25%, 02/01/29	95	100,177
6.25%, 06/01/32(b)	150	156,991
6.50%, 05/15/30(b)	60	62,501
Laboratory Corp. of America Holdings
2.95%, 12/01/29	100	95,285
4.55%, 04/01/32	100	100,323
LifePoint Health Inc.
5.38%, 01/15/29(b)	60	58,461
8.38%, 02/15/32(b)	75	80,647
10.00%, 06/01/32(b)(c)	50	52,926
Molina Healthcare Inc.
3.88%, 11/15/30(b)	45	41,642
3.88%, 05/15/32(b)	50	45,054
4.38%, 06/15/28(b)	75	73,041
6.25%, 01/15/33(b)	50	50,118
Option Care Health Inc., 4.38%, 10/31/29(b)	35	34,365
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	25	25,153
Roche Holdings Inc.
1.93%, 12/13/28(b)	325	307,360
2.08%, 12/13/31(b)	285	252,917
2.61%, 12/13/51(b)	380	237,227
3.63%, 09/17/28(b)	200	199,474
4.59%, 09/09/34(b)	200	201,289
5.34%, 11/13/28(b)	5	5,197
Select Medical Corp., 6.25%, 12/01/32(b)(c)	37	36,724
Surgery Center Holdings Inc., 7.25%, 04/15/32(b)	55	56,470
		8,544,520
Holding Companies - Diversified — 0.1%
Clue Opco LLC, 9.50%, 10/15/31(b)	50	51,877
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(b)(c)	26	22,967
5.25%, 04/15/29(b)	72	67,097
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34	90	91,978
HAT Holdings I LLC/HAT Holdings II LLC
3.75%, 09/15/30(b)	35	32,326
8.00%, 06/15/27(b)	95	98,607
		364,852
Home Builders — 0.2%
Beazer Homes USA Inc.
5.88%, 10/15/27	20	20,009
7.25%, 10/15/29(c)	20	20,454
7.50%, 03/15/31(b)	20	20,327
Century Communities Inc., 3.88%, 08/15/29(b)	35	33,300
DR Horton Inc.
1.40%, 10/15/27	30	28,666
Security	Par (000)	Value
Home Builders (continued)
4.85%, 10/15/30(c)	$25	$25,638
5.00%, 10/15/34	20	20,377
5.50%, 10/15/35	100	104,634
Installed Building Products Inc., 5.75%, 02/01/28(b)	20	20,009
K Hovnanian Enterprises Inc.
8.00%, 04/01/31(b)	5	5,156
8.38%, 10/01/33(b)	5	5,151
KB Home
4.00%, 06/15/31	25	23,642
4.80%, 11/15/29	20	19,971
6.88%, 06/15/27	20	20,413
7.25%, 07/15/30	25	25,858
LGI Homes Inc.
4.00%, 07/15/29(b)	20	18,277
7.00%, 11/15/32(b)(c)	30	29,538
8.75%, 12/15/28(b)	30	31,217
M/I Homes Inc.
3.95%, 02/15/30	20	19,203
4.95%, 02/01/28	30	29,858
Meritage Homes Corp.
3.88%, 04/15/29(b)	35	34,333
5.13%, 06/06/27	25	25,151
NVR Inc., 3.00%, 05/15/30	94	89,464
PulteGroup Inc.
5.00%, 01/15/27	45	45,341
6.00%, 02/15/35	36	38,945
6.38%, 05/15/33	45	49,477
7.88%, 06/15/32(c)	40	46,875
Sekisui House U.S., Inc.
2.50%, 01/15/31	45	40,148
3.85%, 01/15/30	30	29,014
3.97%, 08/06/61(c)	20	13,710
6.00%, 01/15/43	15	14,068
Taylor Morrison Communities Inc.
5.13%, 08/01/30(b)	30	30,145
5.75%, 01/15/28(b)	35	35,760
Thor Industries Inc., 4.00%, 10/15/29(b)	35	33,518
Toll Brothers Finance Corp.
3.80%, 11/01/29	5	4,907
4.35%, 02/15/28	10	10,042
4.88%, 03/15/27	5	5,029
5.60%, 06/15/35(c)	10	10,340
Tri Pointe Homes Inc.
5.25%, 06/01/27	25	25,135
5.70%, 06/15/28	25	25,258
Winnebago Industries Inc., 6.25%, 07/15/28(b)	12	12,027
		1,140,385
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	15	14,710
3.50%, 11/15/51	40	25,983
4.40%, 03/15/29	37	36,379
Somnigroup International Inc.
3.88%, 10/15/31(b)	55	51,569
4.00%, 04/15/29(b)	54	52,668
Whirlpool Corp.
2.40%, 05/15/31	50	42,252
4.50%, 06/01/46	40	30,834
4.60%, 05/15/50(c)	34	25,988
4.70%, 05/14/32	45	41,702
4.75%, 02/26/29	30	29,840

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings (continued)
5.50%, 03/01/33	$20	$19,120
5.75%, 03/01/34(c)	20	19,251
6.13%, 06/15/30	25	25,323
6.50%, 06/15/33	25	24,838
		440,457
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.25%, 02/15/32	60	52,626
2.65%, 04/30/30	23	21,527
4.88%, 12/06/28	45	45,935
5.75%, 03/15/33	25	26,529
Church & Dwight Co. Inc.
2.30%, 12/15/31	15	13,386
3.15%, 08/01/27	85	84,022
3.95%, 08/01/47	70	56,638
5.00%, 06/15/52	15	13,931
5.60%, 11/15/32	15	16,012
Clorox Co. (The)
1.80%, 05/15/30	95	85,765
3.10%, 10/01/27	45	44,355
3.90%, 05/15/28	55	54,980
4.60%, 05/01/32	20	20,240
Kimberly-Clark Corp.
3.10%, 03/26/30	55	53,007
3.20%, 07/30/46	45	32,807
3.95%, 11/01/28	30	30,153
4.50%, 02/16/33	150	152,646
5.30%, 03/01/41	10	10,148
		814,707
Housewares — 0.0%
Newell Brands Inc.
6.38%, 09/15/27	35	35,091
6.38%, 05/15/30(c)	50	48,011
6.63%, 09/15/29	35	34,429
6.63%, 05/15/32(c)	25	23,581
7.38%, 04/01/36	30	27,831
7.50%, 04/01/46	45	37,049
8.50%, 06/01/28(b)	65	67,799
		273,791
Insurance — 2.1%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	50	60,120
Aegon Funding Co. LLC, 5.50%, 04/16/27(b)	20	20,325
Aflac Inc.
3.60%, 04/01/30	128	125,982
4.00%, 10/15/46	25	20,369
4.75%, 01/15/49	70	62,698
AIA Group Ltd.
3.20%, 09/16/40(b)	200	159,867
3.60%, 04/09/29(b)	200	197,842
4.95%, 04/04/33(b)	10	10,348
5.38%, 04/05/34(b)	200	208,899
5.40%, 09/30/54(b)	30	29,476
5.63%, 10/25/27(b)	65	66,956
Allianz SE, 6.35%, 09/06/53, (5-year CMT + 3.23%)(a)(b)	200	214,952
American Financial Group Inc., 5.00%, 09/23/35	50	49,093
American International Group Inc.
4.38%, 06/30/50	80	67,543
4.50%, 07/16/44	25	22,259
4.75%, 04/01/48	75	67,328
Security	Par (000)	Value
Insurance (continued)
4.80%, 07/10/45	$30	$27,506
4.85%, 05/07/30	110	112,785
5.13%, 03/27/33	50	51,706
5.45%, 05/07/35	115	120,471
Aon Corp.
2.80%, 05/15/30	35	33,010
3.75%, 05/02/29	90	88,893
4.50%, 12/15/28	50	50,653
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	70	61,871
2.60%, 12/02/31	5	4,523
2.85%, 05/28/27	90	88,422
2.90%, 08/23/51	10	6,310
3.90%, 02/28/52	115	87,235
5.00%, 09/12/32	45	46,293
5.35%, 02/28/33	80	83,589
Aon Global Ltd.
4.60%, 06/14/44	75	66,421
4.75%, 05/15/45	45	40,442
Aon North America Inc.
5.13%, 03/01/27	35	35,428
5.15%, 03/01/29	95	97,954
5.45%, 03/01/34	130	135,958
5.75%, 03/01/54	110	111,301
Arch Capital Finance LLC
4.01%, 12/15/26	35	34,985
5.03%, 12/15/46	29	27,552
Arch Capital Group Ltd.
3.64%, 06/30/50	45	34,037
7.35%, 05/01/34	20	23,443
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	50	48,306
Arthur J Gallagher & Co.
2.40%, 11/09/31	25	22,325
3.05%, 03/09/52	15	9,622
3.50%, 05/20/51	75	53,246
4.60%, 12/15/27	85	85,825
5.00%, 02/15/32	10	10,230
5.15%, 02/15/35	130	132,039
5.45%, 07/15/34	50	52,058
5.50%, 03/02/33	60	62,712
5.55%, 02/15/55	120	116,570
5.75%, 03/02/53	20	19,890
5.75%, 07/15/54	25	24,876
6.50%, 02/15/34	10	11,081
6.75%, 02/15/54	45	50,373
Assurant Inc.
2.65%, 01/15/32	25	22,153
3.70%, 02/22/30	25	24,348
4.90%, 03/27/28	35	35,442
7.00%, 03/27/48(a)	30	30,911
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (3-mo. SOFR US + 2.48%)(a)(b)	5	4,669
Assured Guaranty U.S. Holdings Inc.
3.15%, 06/15/31	85	80,210
3.60%, 09/15/51	5	3,598
6.13%, 09/15/28	55	57,809
AXA SA, 6.38%, (1-day SOFR Index + 2.25%)(a)(b)(e)	30	34,277
Axis Specialty Finance LLC
3.90%, 07/15/29	10	9,873
4.90%, 01/15/40, (5-year CMT + 3.19%)(a)	10	9,645
Axis Specialty Finance PLC, 4.00%, 12/06/27	55	54,773

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(b)	$50	$51,838
Brown & Brown Inc.
2.38%, 03/15/31	25	22,391
4.20%, 03/17/32	40	38,699
4.50%, 03/15/29	10	10,039
4.70%, 06/23/28	65	65,649
4.90%, 06/23/30	90	91,229
4.95%, 03/17/52	65	57,001
5.25%, 06/23/32	65	66,591
5.55%, 06/23/35	30	30,845
6.25%, 06/23/55	55	57,654
Chubb Corp. (The)
6.00%, 05/11/37	40	43,834
Series 1, 6.50%, 05/15/38	35	39,782
Chubb INA Holdings LLC
1.38%, 09/15/30	100	88,147
2.85%, 12/15/51	45	29,392
3.05%, 12/15/61	50	31,418
4.15%, 03/13/43	35	30,633
4.35%, 11/03/45	70	62,053
4.65%, 08/15/29	40	40,916
5.00%, 03/15/34	215	221,158
6.70%, 05/15/36	35	40,457
CNO Financial Group Inc.
5.25%, 05/30/29	45	45,839
6.45%, 06/15/34	60	63,618
Dai-Ichi Life Insurance Co. Ltd. (The), 6.20%, (5-year CMT + 2.51%)(a)(b)(e)	10	10,449
Empower Finance 2020 LP
1.36%, 09/17/27(b)	45	42,960
1.78%, 03/17/31(b)	45	40,277
3.08%, 09/17/51(b)	25	16,511
Equitable Financial Life Global Funding, 4.88%, 11/19/27(b)	100	101,634
Equitable Holdings Inc.
4.35%, 04/20/28	134	134,555
5.59%, 01/11/33	120	125,682
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	35	22,414
3.50%, 10/15/50	40	28,218
First American Financial Corp., 5.45%, 09/30/34	45	45,579
Five Corners Funding Trust II, 2.85%, 05/15/30(b)	15	14,140
Globe Life Inc.
4.80%, 06/15/32	15	15,112
5.85%, 09/15/34	35	36,781
Great-West Lifeco Finance 2018 LP
4.05%, 05/17/28(b)	55	54,924
4.58%, 05/17/48(b)	35	30,864
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	70	57,728
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30	45	40,974
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	30	19,611
3.60%, 08/19/49	41	31,023
4.30%, 04/15/43	35	30,648
4.40%, 03/15/48	10	8,654
5.95%, 10/15/36	15	16,371
6.10%, 10/01/41	40	43,335
Security	Par (000)	Value
Insurance (continued)
Jackson Financial Inc.
3.13%, 11/23/31	$95	$86,508
4.00%, 11/23/51	45	31,849
Lincoln National Corp.
3.05%, 01/15/30	65	62,019
3.40%, 01/15/31	60	56,885
3.40%, 03/01/32	10	9,294
3.63%, 12/12/26	45	44,794
3.80%, 03/01/28	26	25,831
4.35%, 03/01/48	15	12,123
5.85%, 03/15/34	45	47,333
6.30%, 10/09/37	5	5,388
7.00%, 06/15/40	55	62,345
Markel Group Inc.
3.35%, 09/17/29	10	9,655
3.45%, 05/07/52	75	51,777
4.30%, 11/01/47	60	49,283
5.00%, 05/20/49	55	49,480
6.00%, 05/16/54	5	5,139
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	101	92,256
2.38%, 12/15/31	25	22,433
4.20%, 03/01/48	80	67,072
4.35%, 01/30/47	50	43,057
4.38%, 03/15/29	95	96,100
4.55%, 11/08/27	50	50,586
4.65%, 03/15/30	100	102,042
4.75%, 03/15/39	30	29,200
4.85%, 11/15/31	85	87,265
4.90%, 03/15/49	97	88,962
5.00%, 03/15/35	140	142,476
5.15%, 03/15/34	10	10,362
5.35%, 11/15/44	15	14,852
5.40%, 03/15/55	120	117,378
5.45%, 03/15/54	30	29,491
5.70%, 09/15/53	60	61,340
5.75%, 11/01/32	25	26,903
5.88%, 08/01/33	85	92,531
Metropolitan Life Global Funding I
1.55%, 01/07/31(b)	100	87,924
1.88%, 01/11/27(b)	150	146,637
2.40%, 01/11/32(b)	40	35,554
2.95%, 04/09/30(b)	115	109,424
3.00%, 09/19/27(b)	170	167,214
3.45%, 12/18/26(b)	110	109,470
4.30%, 08/25/29(b)	20	20,124
4.85%, 01/08/29(b)	150	153,232
5.05%, 01/06/28(b)	25	25,539
5.15%, 03/28/33(b)	155	160,613
MGIC Investment Corp., 5.25%, 08/15/28	65	64,999
NMI Holdings Inc., 6.00%, 08/15/29	5	5,190
Old Republic International Corp., 5.75%, 03/28/34	30	31,398
Pine Street Trust II, 5.57%, 02/15/49(b)	100	94,957
Pricoa Global Funding I, 4.75%, 08/26/32(b)	150	151,260
Primerica Inc., 2.80%, 11/19/31	45	40,834
Principal Financial Group Inc.
2.13%, 06/15/30	75	68,216
3.70%, 05/15/29	65	63,964
4.11%, 02/15/28(b)	15	14,955
4.30%, 11/15/46	40	34,239
4.35%, 05/15/43	32	27,997

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.63%, 09/15/42	$25	$22,891
5.38%, 03/15/33	75	78,000
5.50%, 03/15/53	30	29,882
6.05%, 10/15/36	56	61,247
Principal Life Global Funding II
1.50%, 08/27/30(b)	65	57,251
1.63%, 11/19/30(b)	15	13,157
2.50%, 09/16/29(b)	36	33,928
4.60%, 08/19/27(b)	95	95,783
4.80%, 01/09/28(b)	25	25,338
5.00%, 01/16/27(b)	45	45,476
Progressive Corp. (The)
2.45%, 01/15/27	30	29,536
3.20%, 03/26/30	65	62,788
3.70%, 01/26/45	40	32,071
3.70%, 03/15/52	5	3,847
3.95%, 03/26/50	40	32,135
4.00%, 03/01/29	72	72,187
4.13%, 04/15/47	67	56,555
4.20%, 03/15/48	45	38,163
4.35%, 04/25/44	40	35,506
6.25%, 12/01/32	83	92,538
Protective Life Corp.
3.40%, 01/15/30(b)	70	67,655
4.30%, 09/30/28(b)	75	75,295
Prudential Financial Inc.
2.10%, 03/10/30	99	91,951
3.00%, 03/10/40	55	43,206
3.70%, 10/01/50, (5-year CMT + 3.04%)(a)	50	46,497
3.70%, 03/13/51	95	71,921
3.88%, 03/27/28	60	59,979
3.91%, 12/07/47	75	60,054
3.94%, 12/07/49	107	84,528
4.35%, 02/25/50	75	63,315
4.42%, 03/27/48	70	60,175
4.60%, 05/15/44	70	62,865
5.13%, 03/01/52, (5-year CMT + 3.16%)(a)	75	74,327
5.20%, 03/14/35	130	133,868
5.70%, 12/14/36	67	71,662
5.70%, 09/15/48, (3-mo. SOFR US + 2.93%)(a)	75	75,769
5.75%, 07/15/33	28	30,316
6.00%, 09/01/52, (5-year CMT + 3.23%)(a)	80	82,842
6.50%, 03/15/54, (5-year CMT + 2.40%)(a)	65	68,423
6.63%, 12/01/37	30	34,373
Prudential Funding Asia PLC
3.13%, 04/14/30	85	81,571
3.63%, 03/24/32	65	61,899
Reinsurance Group of America Inc.
3.15%, 06/15/30	47	44,572
3.90%, 05/15/29	53	52,458
5.75%, 09/15/34	35	36,544
6.00%, 09/15/33	65	69,568
Reliance Standard Life Global Funding II, 2.75%, 01/21/27(b)	40	39,223
RenaissanceRe Finance Inc., 3.45%, 07/01/27	50	49,397
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	85	89,307
5.80%, 04/01/35	100	105,037
Ryan Specialty LLC, 5.88%, 08/01/32(b)	105	107,312
Selective Insurance Group Inc., 5.38%, 03/01/49	15	13,930
Stewart Information Services Corp., 3.60%, 11/15/31	15	13,430
Security	Par (000)	Value
Insurance (continued)
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.58%)(a)(b)	$190	$191,489
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)	25	21,826
Travelers Companies Inc. (The)
2.55%, 04/27/50	40	24,697
3.05%, 06/08/51	20	13,488
3.75%, 05/15/46	39	31,064
4.00%, 05/30/47	60	49,437
4.05%, 03/07/48	35	28,813
4.10%, 03/04/49	52	42,894
4.30%, 08/25/45	40	34,718
4.60%, 08/01/43	40	36,415
5.05%, 07/24/35	30	30,702
5.35%, 11/01/40	55	56,460
5.45%, 05/25/53	55	55,149
6.25%, 06/15/37	70	78,427
6.75%, 06/20/36	35	40,609
Travelers Property Casualty Corp., 6.38%, 03/15/33	45	50,934
Unum Group
4.05%, 08/15/41(b)	15	12,309
4.13%, 06/15/51	70	53,695
6.00%, 06/15/54	25	24,843
W R Berkley Corp., 4.00%, 05/12/50	60	46,931
Willis North America Inc.
2.95%, 09/15/29	93	88,575
3.88%, 09/15/49	54	40,984
4.50%, 09/15/28	62	62,486
4.65%, 06/15/27	80	80,561
5.05%, 09/15/48	10	9,156
5.35%, 05/15/33	65	67,524
5.90%, 03/05/54	55	55,721
XL Group Ltd., 5.25%, 12/15/43	30	28,692
Zurich Finance Ireland Designated Activity Co., 3.00%, 04/19/51, (5-year CMT + 2.77%)(a)(d)	200	181,024
		14,098,253
Internet — 0.4%
AppLovin Corp.
5.13%, 12/01/29	80	81,881
5.50%, 12/01/34	150	155,167
Booking Holdings Inc., 3.55%, 03/15/28	85	84,316
Cars.com Inc., 6.38%, 11/01/28(b)	30	30,085
Cogent Communications Group LLC/Cogent Finance Inc.
6.50%, 07/01/32(b)	50	45,542
7.00%, 06/15/27(b)	20	19,801
7.00%, 06/15/27(b)	30	29,679
eBay Inc.
2.60%, 05/10/31	65	59,539
2.70%, 03/11/30	75	70,523
3.60%, 06/05/27	52	51,652
3.65%, 05/10/51	75	55,860
4.00%, 07/15/42	55	45,868
Gen Digital Inc.
6.25%, 04/01/33(b)	75	77,237
6.75%, 09/30/27(b)	60	61,077
7.13%, 09/30/30(b)	50	51,701
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	55	52,732
5.25%, 12/01/27(b)	40	40,014
Meituan, 3.05%, 10/28/30(d)	200	187,142

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Prosus NV
3.26%, 01/19/27(d)	$200	$197,002
3.68%, 01/21/30(d)	200	191,744
4.99%, 01/19/52(d)	200	161,529
Rakuten Group Inc.
6.25%, (5-year CMT + 4.96%)(a)(b)(e)	65	61,774
8.13%, (5-year CMT + 4.25%)(a)(b)(e)	40	41,057
9.75%, 04/15/29(b)	140	155,168
11.25%, 02/15/27(b)	120	128,664
VeriSign Inc.
2.70%, 06/15/31	80	72,681
4.75%, 07/15/27	40	39,985
5.25%, 06/01/32	5	5,141
Wayfair LLC
7.25%, 10/31/29(b)	55	57,265
7.75%, 09/15/30(b)	57	60,746
Ziff Davis Inc., 4.63%, 10/15/30(b)	35	33,228
ZipRecruiter Inc., 5.00%, 01/15/30(b)	40	32,454
		2,438,254
Iron & Steel — 0.2%
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	25	24,421
4.88%, 03/01/31(b)	27	25,596
6.25%, 10/01/40	15	13,035
6.75%, 04/15/30(b)	50	51,019
6.88%, 11/01/29(b)	60	61,798
7.00%, 03/15/32(b)	105	107,705
7.38%, 05/01/33(b)	65	67,113
7.50%, 09/15/31(b)	82	86,001
7.63%, 01/15/34(b)	25	25,972
Commercial Metals Co.
3.88%, 02/15/31	20	18,926
4.13%, 01/15/30	20	19,338
4.38%, 03/15/32	20	19,151
Gerdau Trade Inc., 5.75%, 06/09/35	80	82,766
GUSAP III LP, 4.25%, 01/21/30(d)	200	201,617
Reliance Inc., 2.15%, 08/15/30	70	63,476
Steel Dynamics Inc.
1.65%, 10/15/27	60	57,404
3.25%, 01/15/31	25	23,801
3.25%, 10/15/50	20	13,880
3.45%, 04/15/30	50	48,354
5.00%, 12/15/26	65	65,052
5.25%, 05/15/35	5	5,137
5.38%, 08/15/34	80	83,320
		1,164,882
Leisure Time — 0.2%
Brunswick Corp.
2.40%, 08/18/31	50	43,875
4.40%, 09/15/32	25	23,894
5.10%, 04/01/52	30	24,255
Brunswick Corp/DE, 5.85%, 03/18/29(c)	30	30,978
Harley-Davidson Financial Services Inc., 3.05%, 02/14/27(b)	25	24,667
Harley-Davidson Inc., 4.63%, 07/28/45	33	27,164
Life Time Inc., 6.00%, 11/15/31(b)	35	35,710
NCL Corp. Ltd.
6.25%, 03/01/30(b)(c)	35	35,371
6.75%, 02/01/32(b)	115	116,830
7.75%, 02/15/29(b)	70	74,260
Security	Par (000)	Value
Leisure Time (continued)
NCL Finance Ltd., 6.13%, 03/15/28(b)	$40	$40,892
Patrick Industries Inc.
4.75%, 05/01/29(b)	25	24,821
6.38%, 11/01/32(b)	35	35,898
Polaris Inc., 6.95%, 03/15/29	35	37,210
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	45	44,396
5.38%, 07/15/27(b)	85	85,667
5.50%, 04/01/28(b)	90	91,609
5.63%, 09/30/31(b)	65	66,358
6.00%, 02/01/33(b)	150	154,463
6.25%, 03/15/32(b)	95	98,232
Sabre GLBL Inc.
8.63%, 06/01/27(b)	43	43,764
10.75%, 11/15/29(b)	50	44,031
11.13%, 07/15/30(b)	75	64,849
		1,269,194
Lodging — 0.1%
Choice Hotels International Inc.
3.70%, 01/15/31	50	47,305
5.85%, 08/01/34	70	71,926
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	80	74,339
3.75%, 05/01/29(b)	55	53,428
4.00%, 05/01/31(b)	96	91,739
4.88%, 01/15/30	45	45,118
5.75%, 05/01/28(b)	35	35,112
5.75%, 09/15/33(b)	50	51,242
5.88%, 04/01/29(b)	40	40,955
5.88%, 03/15/33(b)	67	69,081
6.13%, 04/01/32(b)	30	31,107
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(b)	40	37,061
5.00%, 06/01/29(b)	55	52,952
6.63%, 01/15/32(b)	60	61,020
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	35	35,015
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	30	28,509
4.75%, 01/15/28(c)	35	34,312
Travel & Leisure Co., 4.63%, 03/01/30(b)	20	19,497
Travel + Leisure Co.
4.50%, 12/01/29(b)	45	43,909
6.00%, 04/01/27	35	35,489
6.13%, 09/01/33(b)	15	15,241
		974,357
Machinery — 0.5%
AGCO Corp.
5.45%, 03/21/27	55	55,718
5.80%, 03/21/34	70	73,135
CNH Industrial Capital LLC
4.55%, 04/10/28	15	15,128
5.50%, 01/12/29	20	20,726
CNH Industrial NV, 3.85%, 11/15/27	84	83,786
Deere & Co.
2.88%, 09/07/49	45	30,722
3.10%, 04/15/30	76	73,413
3.75%, 04/15/50	55	43,820
3.90%, 06/09/42	85	74,094

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.38%, 10/16/29	$85	$89,690
5.45%, 01/16/35	5	5,313
5.70%, 01/19/55	5	5,278
7.13%, 03/03/31	25	28,431
Eaton Capital ULC, 4.45%, 05/09/30	10	10,117
IDEX Corp.
2.63%, 06/15/31	55	50,368
3.00%, 05/01/30	69	65,421
John Deere Capital Corp.
1.45%, 01/15/31	37	32,684
1.50%, 03/06/28	22	20,903
1.75%, 03/09/27	105	102,319
2.00%, 06/17/31	57	51,144
2.45%, 01/09/30	76	71,872
2.80%, 09/08/27	85	83,596
2.80%, 07/18/29	80	76,970
3.05%, 01/06/28	48	47,363
3.35%, 04/18/29	50	49,146
3.45%, 03/07/29	92	90,900
3.90%, 06/07/32	60	59,032
4.15%, 09/15/27	90	90,604
4.20%, 07/15/27	55	55,363
4.35%, 09/15/32	60	60,464
4.40%, 09/08/31	15	15,186
4.50%, 01/16/29	60	61,044
4.75%, 01/20/28	115	117,286
4.85%, 10/11/29	5	5,187
4.90%, 06/11/27	45	45,780
4.90%, 03/03/28	120	122,847
4.90%, 03/07/31	10	10,352
4.95%, 07/14/28	100	102,747
5.10%, 04/11/34	145	151,103
Series 1, 5.05%, 06/12/34	35	36,377
Series I, 4.55%, 06/05/30	55	56,035
Mueller Water Products Inc., 4.00%, 06/15/29(b)	26	25,312
Nordson Corp.
5.60%, 09/15/28	10	10,349
5.80%, 09/15/33	45	48,155
nVent Finance SARL
2.75%, 11/15/31	40	36,196
5.65%, 05/15/33	35	36,669
Otis Worldwide Corp.
2.29%, 04/05/27	75	73,357
2.57%, 02/15/30	115	107,705
3.11%, 02/15/40	75	59,143
3.36%, 02/15/50	65	46,647
Regal Rexnord Corp.
6.05%, 04/15/28	75	77,615
6.30%, 02/15/30	65	69,069
6.40%, 04/15/33	105	113,257
Terex Corp.
5.00%, 05/15/29(b)	45	44,751
6.25%, 10/15/32(b)	50	51,102
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28	95	96,159
4.90%, 05/29/30	15	15,377
5.50%, 05/29/35	15	15,724
5.61%, 03/11/34	80	84,881
Xylem Inc./New York
1.95%, 01/30/28	55	52,821
2.25%, 01/30/31(c)	50	45,511
Security	Par (000)	Value
Machinery (continued)
4.38%, 11/01/46	$22	$18,975
		3,470,239
Manufacturing — 0.2%
Avient Corp.
6.25%, 11/01/31(b)	50	51,058
7.13%, 08/01/30(b)	50	51,619
Axon Enterprise Inc., 6.25%, 03/15/33(b)	100	104,057
Eaton Corp.
3.10%, 09/15/27	105	103,773
3.92%, 09/15/47	25	20,515
4.00%, 11/02/32	60	59,204
4.15%, 03/15/33	100	98,997
4.15%, 11/02/42	75	66,170
4.70%, 08/23/52	60	54,575
Entegris Inc.
3.63%, 05/01/29(b)	30	28,676
4.38%, 04/15/28(b)	40	39,641
4.75%, 04/15/29(b)	120	119,829
5.95%, 06/15/30(b)	60	61,465
Hillenbrand Inc.
3.75%, 03/01/31(c)	25	24,978
6.25%, 02/15/29	41	42,037
Illinois Tool Works Inc.
3.90%, 09/01/42	63	53,916
4.88%, 09/15/41	72	70,529
Parker-Hannifin Corp.
3.25%, 03/01/27	35	34,731
3.25%, 06/14/29	96	93,678
4.00%, 06/14/49	60	48,997
4.10%, 03/01/47	35	29,446
4.20%, 11/21/34	61	59,741
4.25%, 09/15/27	15	15,103
4.45%, 11/21/44	45	40,184
4.50%, 09/15/29	70	71,123
6.25%, 05/15/38	5	5,638
Pentair Finance SARL, 4.50%, 07/01/29	50	50,357
Trinity Industries Inc., 7.75%, 07/15/28(b)	40	41,597
		1,541,634
Media — 0.9%
Belo Corp.
7.25%, 09/15/27(c)	25	26,021
7.75%, 06/01/27	25	26,057
Cable One Inc., 4.00%, 11/15/30(b)(c)	50	39,793
Comcast Corp.
1.50%, 02/15/31	55	47,827
1.95%, 01/15/31	185	164,886
2.35%, 01/15/27	125	122,815
2.45%, 08/15/52(c)	110	59,815
2.65%, 02/01/30	145	136,658
2.65%, 08/15/62	90	46,308
2.80%, 01/15/51	105	62,658
2.89%, 11/01/51	295	178,125
2.94%, 11/01/56	240	139,648
2.99%, 11/01/63	280	156,168
3.20%, 07/15/36	40	34,219
3.25%, 11/01/39	115	91,398
3.30%, 02/01/27	125	124,004
3.40%, 04/01/30	100	96,953
3.40%, 07/15/46	100	71,143
3.45%, 02/01/50	75	51,580

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
3.75%, 04/01/40	$120	$100,507
3.90%, 03/01/38	60	52,649
3.97%, 11/01/47	195	149,937
4.00%, 08/15/47	20	15,442
4.00%, 03/01/48	75	57,687
4.00%, 11/01/49	150	113,475
4.05%, 11/01/52	80	59,924
4.20%, 08/15/34	90	86,399
4.25%, 10/15/30	175	175,321
4.25%, 01/15/33	165	161,688
4.40%, 08/15/35	75	72,187
4.60%, 10/15/38	65	61,270
4.65%, 07/15/42	15	13,297
4.70%, 10/15/48	100	85,291
4.80%, 05/15/33	100	101,236
4.95%, 05/15/32	100	102,529
4.95%, 10/15/58	50	42,626
5.17%, 01/15/37(b)	302	301,085
5.30%, 06/01/34	70	72,352
5.30%, 05/15/35(c)	85	87,649
5.35%, 05/15/53	105	97,005
5.50%, 11/15/32	55	58,291
5.50%, 05/15/64	60	55,337
5.65%, 06/15/35	70	73,795
5.65%, 06/01/54	55	52,845
6.05%, 05/15/55	80	81,053
6.45%, 03/15/37	40	44,510
6.50%, 11/15/35	90	100,873
7.05%, 03/15/33	45	51,686
FactSet Research Systems Inc.
2.90%, 03/01/27	30	29,477
3.45%, 03/01/32	20	18,533
NBCUniversal Media LLC
4.45%, 01/15/43	120	103,304
6.40%, 04/30/40	30	33,044
Nexstar Media Inc.
4.75%, 11/01/28(b)	70	69,375
5.63%, 07/15/27(b)	120	120,126
Paramount Global
3.38%, 02/15/28	10	9,790
4.20%, 06/01/29	30	29,457
4.38%, 03/15/43	195	147,454
4.60%, 01/15/45	100	75,938
4.90%, 08/15/44	50	39,079
4.95%, 01/15/31	115	113,519
5.85%, 09/01/43	10	8,995
6.25%, 02/28/57, (3-mo. SOFR US + 4.16%)(a)	54	52,581
6.38%, 03/30/62, (5-year CMT + 4.00%)(a)	75	73,516
6.88%, 04/30/36	55	57,750
Sirius XM Radio LLC
3.88%, 09/01/31(b)(c)	105	95,763
4.00%, 07/15/28(b)	100	97,480
4.13%, 07/01/30(b)	105	99,763
5.00%, 08/01/27(b)	90	90,153
5.50%, 07/01/29(b)	107	107,582
TEGNA Inc.
4.63%, 03/15/28	67	66,206
5.00%, 09/15/29	75	74,371
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	198,214
		6,015,492
Security	Par (000)	Value
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	$25	$24,964
6.38%, 06/15/30(b)	35	35,670
Timken Co. (The)
4.13%, 04/01/32	5	4,824
4.50%, 12/15/28	35	35,226
Valmont Industries Inc., 5.00%, 10/01/44	37	34,925
		135,609
Mining — 0.2%
Alumina Pty. Ltd.
6.13%, 03/15/30(b)	25	25,683
6.38%, 09/15/32(b)	30	31,149
Antofagasta PLC, 5.63%, 05/13/32(d)	200	206,002
Coeur Mining Inc., 5.13%, 02/15/29(b)(c)	20	19,849
Compass Minerals International Inc.
6.75%, 12/01/27(b)	10	10,008
8.00%, 07/01/30(b)	50	52,036
Constellium SE
3.75%, 04/15/29(b)	40	38,572
5.63%, 06/15/28(b)	40	40,011
6.38%, 08/15/32(b)	25	25,706
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(d)	200	189,544
6.30%, 09/08/53(d)	200	206,158
6.33%, 01/13/35(d)	200	212,961
6.78%, 01/13/55(d)	200	215,695
Hecla Mining Co., 7.25%, 02/15/28	20	20,086
Kaiser Aluminum Corp., 4.50%, 06/01/31(b)	40	38,449
Northern Star Resources Ltd., 6.13%, 04/11/33(b)	45	47,998
Novelis Corp.
3.88%, 08/15/31(b)	50	45,677
4.75%, 01/30/30(b)	107	103,126
6.88%, 01/30/30(b)	100	103,636
Yamana Gold Inc., 2.63%, 08/15/31	30	26,960
		1,659,306
Multi-National — 0.0%
Dexia SA, 4.50%, 03/19/27(b)	40	40,296
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	34	33,452
3.25%, 02/15/29	70	67,274
3.28%, 12/01/28	60	58,041
3.57%, 12/01/31	80	74,810
4.25%, 04/01/28	50	49,756
5.55%, 08/22/34	55	56,647
Pitney Bowes Inc.
6.88%, 03/15/27(b)	30	30,085
7.25%, 03/15/29(b)	25	25,285
Xerox Corp.
4.80%, 03/01/35	20	5,701
6.75%, 12/15/39	24	8,156
10.25%, 10/15/30(b)(c)	25	25,643
13.50%, 04/15/31(b)(c)	25	22,864
Xerox Holdings Corp.
5.50%, 08/15/28(b)(c)	45	19,384
8.88%, 11/30/29(b)(c)	34	12,572
Zebra Technologies Corp., 6.50%, 06/01/32(b)	35	36,155
		525,825

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	$20	$20,000
Steelcase Inc., 5.13%, 01/18/29	32	31,369
		51,369
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	50	45,705
5.10%, 03/17/30	100	102,675
AptarGroup Inc., 3.60%, 03/15/32	15	14,039
Ball Corp.
2.88%, 08/15/30	90	83,059
3.13%, 09/15/31	35	32,222
5.50%, 09/15/33	75	76,313
6.00%, 06/15/29	67	69,046
Berry Global Inc., 5.65%, 01/15/34	75	78,649
Crown Americas LLC
5.25%, 04/01/30	35	35,765
5.88%, 06/01/33(b)	65	66,568
OI European Group BV, 4.75%, 02/15/30(b)	25	24,168
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(b)	45	45,135
7.25%, 05/15/31(b)	50	50,694
7.38%, 06/01/32(b)	20	20,134
Sealed Air Corp.
4.00%, 12/01/27(b)	30	29,879
5.00%, 04/15/29(b)	45	45,300
6.50%, 07/15/32(b)	40	41,410
6.88%, 07/15/33(b)	5	5,265
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(b)	55	55,955
7.25%, 02/15/31(b)	30	31,235
Sonoco Products Co.
2.25%, 02/01/27	15	14,649
2.85%, 02/01/32	25	22,615
3.13%, 05/01/30	65	61,598
4.60%, 09/01/29	10	10,086
5.00%, 09/01/34(c)	60	59,639
5.75%, 11/01/40	45	45,869
		1,167,672
Pharmaceuticals — 0.2%
AdaptHealth LLC
4.63%, 08/01/29(b)	45	43,426
5.13%, 03/01/30(b)	47	45,686
6.13%, 08/01/28(b)	25	25,221
Elanco Animal Health Inc., 6.65%, 08/28/28	65	68,162
EMD Finance LLC, 5.00%, 10/15/35(b)	150	151,470
Jazz Securities DAC, 4.38%, 01/15/29(b)	120	118,574
Novartis Capital Corp.
2.00%, 02/14/27	10	9,801
2.20%, 08/14/30	135	125,035
2.75%, 08/14/50	160	104,998
3.10%, 05/17/27	130	128,926
3.70%, 09/21/42	20	16,815
3.80%, 09/18/29	5	4,987
4.00%, 09/18/31	30	29,966
4.00%, 11/20/45	10	8,501
4.20%, 09/18/34	90	88,525
4.40%, 05/06/44	135	122,490
4.70%, 09/18/54	60	54,608
Security	Par (000)	Value
Pharmaceuticals (continued)
Owens & Minor Inc.
4.50%, 03/31/29(b)(c)	$20	$14,194
6.63%, 04/01/30(b)(c)	45	28,817
Zoetis Inc.
3.00%, 09/12/27	75	73,840
3.00%, 05/15/50	40	26,995
3.90%, 08/20/28	30	30,004
3.95%, 09/12/47	58	47,283
4.45%, 08/20/48	30	26,158
4.70%, 02/01/43	85	78,923
5.00%, 08/17/35	110	111,966
5.60%, 11/16/32	40	42,721
		1,628,092
Private Equity — 0.0%
Apollo Management Holdings LP
2.65%, 06/05/30(b)	70	64,810
4.87%, 02/15/29(b)	45	45,717
		110,527
Real Estate — 0.3%
Aldar Investment Properties Sukuk Ltd., 5.50%, 05/16/34(d)	200	208,082
CBRE Services Inc.
2.50%, 04/01/31	55	50,102
4.80%, 06/15/30	55	56,023
5.50%, 04/01/29	40	41,518
5.95%, 08/15/34	50	53,761
China Overseas Finance Cayman VI Ltd., 6.45%, 06/11/34(d)	200	220,431
CoStar Group Inc., 2.80%, 07/15/30(b)	20	18,402
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(b)	45	45,470
8.88%, 09/01/31(b)	30	32,150
Emaar Sukuk Ltd., 3.88%, 09/17/29(d)	200	196,022
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(d)	200	189,357
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	45	43,734
4.38%, 02/01/31(b)	45	43,032
5.38%, 08/01/28(b)	52	52,084
Kennedy-Wilson Inc.
4.75%, 03/01/29	40	38,630
4.75%, 02/01/30	50	47,892
5.00%, 03/01/31(c)	40	38,380
Newmark Group Inc., 7.50%, 01/12/29	35	37,569
Ontario Teachers' Cadillac Fairview Properties Trust, 4.13%, 02/01/29(b)	120	119,866
Sun Hung Kai Properties Capital Market Ltd., 2.75%, 05/13/30(d)	200	188,554
Swire Pacific Mtn Financing HK Ltd., 2.88%, 01/30/30(d)	200	191,919
		1,912,978
Real Estate Investment Trusts — 2.1%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31	190	178,076
3.55%, 03/15/52	200	136,182
5.50%, 10/01/35	180	183,848
American Assets Trust LP, 3.38%, 02/01/31	55	50,399
American Tower Corp.
1.50%, 01/31/28	90	85,203
1.88%, 10/15/30	75	66,915

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
2.10%, 06/15/30	$54	$49,072
2.30%, 09/15/31	60	53,481
2.70%, 04/15/31	60	55,031
2.75%, 01/15/27	49	48,294
2.90%, 01/15/30	110	104,109
2.95%, 01/15/51	45	29,131
3.10%, 06/15/50	75	50,352
3.13%, 01/15/27	44	43,531
3.55%, 07/15/27	74	73,340
3.60%, 01/15/28	99	97,990
3.65%, 03/15/27	5	4,968
3.70%, 10/15/49	42	31,475
3.80%, 08/15/29	101	99,433
3.95%, 03/15/29	76	75,404
4.05%, 03/15/32	30	29,223
5.20%, 02/15/29	20	20,581
5.25%, 07/15/28	10	10,273
5.35%, 03/15/35	25	25,770
5.40%, 01/31/35	20	20,714
5.45%, 02/15/34	65	67,740
5.50%, 03/15/28	5	5,146
5.65%, 03/15/33	80	84,457
5.80%, 11/15/28	50	52,226
5.90%, 11/15/33	80	85,790
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	35	34,012
AvalonBay Communities Inc.
1.90%, 12/01/28	60	56,555
2.05%, 01/15/32	75	66,082
2.45%, 01/15/31	65	59,583
3.20%, 01/15/28	15	14,773
3.35%, 05/15/27	75	74,392
3.90%, 10/15/46	40	32,419
4.15%, 07/01/47	30	25,127
4.35%, 04/15/48	20	17,239
5.30%, 12/07/33	40	41,821
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	25	24,627
7.75%, 12/01/29(b)	30	31,589
Boston Properties LP
2.45%, 10/01/33	60	49,745
2.55%, 04/01/32	70	61,050
2.90%, 03/15/30	65	60,942
3.25%, 01/30/31	95	89,061
3.40%, 06/21/29	10	9,660
4.50%, 12/01/28	80	80,376
5.75%, 01/15/35(c)	60	61,737
6.50%, 01/15/34	60	64,887
6.75%, 12/01/27	30	31,405
Brandywine Operating Partnership LP
3.95%, 11/15/27	30	29,617
4.55%, 10/01/29(c)	25	24,033
8.30%, 03/15/28	30	31,685
8.88%, 04/12/29	55	59,580
Brixmor Operating Partnership LP
2.25%, 04/01/28	53	50,783
2.50%, 08/16/31	25	22,469
3.90%, 03/15/27	50	49,837
4.05%, 07/01/30	65	64,165
4.13%, 05/15/29	50	49,722
5.50%, 02/15/34	55	56,814
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.75%, 02/15/35	$35	$36,837
Broadstone Net Lease LLC, 2.60%, 09/15/31	5	4,427
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)	38	37,375
COPT Defense Properties LP
2.00%, 01/15/29	40	37,296
2.75%, 04/15/31	50	45,543
2.90%, 12/01/33	45	38,538
Cousins Properties LP
5.25%, 07/15/30	10	10,246
5.88%, 10/01/34	35	36,576
Crown Castle Inc.
2.10%, 04/01/31	41	36,138
2.25%, 01/15/31	72	64,455
2.50%, 07/15/31	71	63,536
2.90%, 03/15/27	25	24,573
2.90%, 04/01/41	97	71,088
3.10%, 11/15/29	60	57,235
3.25%, 01/15/51	73	48,930
3.30%, 07/01/30	62	58,904
3.65%, 09/01/27	129	127,780
3.80%, 02/15/28	75	74,224
4.00%, 03/01/27	25	24,915
4.15%, 07/01/50	40	31,495
4.30%, 02/15/29	67	66,882
4.75%, 05/15/47	10	8,745
4.90%, 09/01/29	5	5,079
5.00%, 01/11/28	195	197,940
5.10%, 05/01/33	25	25,327
5.20%, 09/01/34	55	55,813
5.20%, 02/15/49	20	18,265
5.60%, 06/01/29	80	83,144
5.80%, 03/01/34	40	42,104
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	5	4,873
CubeSmart LP
2.50%, 02/15/32	60	53,162
3.00%, 02/15/30	40	38,000
4.38%, 02/15/29	50	50,203
Digital Realty Trust LP
3.60%, 07/01/29	70	68,671
3.70%, 08/15/27	105	104,378
4.45%, 07/15/28	65	65,531
DOC DR LLC
2.63%, 11/01/31	40	35,991
3.95%, 01/15/28	15	14,918
4.30%, 03/15/27	25	25,025
EPR Properties
3.75%, 08/15/29	20	19,369
4.95%, 04/15/28	35	35,289
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	60	62,462
Equinix Inc.
1.55%, 03/15/28	60	56,707
1.80%, 07/15/27	25	24,098
2.00%, 05/15/28	50	47,662
2.15%, 07/15/30	74	67,209
2.50%, 05/15/31	50	45,311
3.00%, 07/15/50	60	39,136
3.20%, 11/18/29	100	96,044
3.40%, 02/15/52	20	13,946

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.90%, 04/15/32	$60	$57,842
ERP Operating LP
2.50%, 02/15/30	65	61,072
4.15%, 12/01/28	10	10,050
4.50%, 07/01/44	105	93,766
4.65%, 09/15/34	55	54,848
4.95%, 06/15/32	100	102,696
Federal Realty OP LP
3.20%, 06/15/29	35	33,794
3.25%, 07/15/27	45	44,480
3.50%, 06/01/30	30	28,994
4.50%, 12/01/44	45	39,814
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)(c)	60	59,399
Healthpeak OP LLC
1.35%, 02/01/27	55	53,237
2.88%, 01/15/31	56	51,924
3.00%, 01/15/30	65	61,694
3.50%, 07/15/29	40	38,939
5.25%, 12/15/32	55	56,771
6.75%, 02/01/41	49	54,508
Highwoods Realty LP
3.88%, 03/01/27	35	34,717
7.65%, 02/01/34	45	51,388
Host Hotels & Resorts LP
5.50%, 04/15/35	60	61,039
5.70%, 07/01/34	45	46,566
Series H, 3.38%, 12/15/29	22	21,072
Series I, 3.50%, 09/15/30	72	68,505
Series J, 2.90%, 12/15/31	20	17,991
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	40	38,029
2.70%, 01/15/34	50	42,821
4.15%, 04/15/32	95	92,222
4.88%, 02/01/35	30	29,798
5.45%, 08/15/30	30	31,252
5.50%, 08/15/33	20	20,825
Iron Mountain Inc.
4.50%, 02/15/31(b)	83	79,343
4.88%, 09/15/27(b)	57	56,794
4.88%, 09/15/29(b)	65	64,224
5.00%, 07/15/28(b)	35	34,834
5.25%, 03/15/28(b)	55	54,883
5.25%, 07/15/30(b)	67	66,480
5.63%, 07/15/32(b)	40	39,637
6.25%, 01/15/33(b)	55	56,285
7.00%, 02/15/29(b)	60	61,665
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	55	52,977
Kilroy Realty LP
2.50%, 11/15/32	50	41,920
2.65%, 11/15/33	45	37,074
3.05%, 02/15/30	25	23,185
4.25%, 08/15/29	45	44,211
4.75%, 12/15/28	40	40,161
6.25%, 01/15/36	40	41,591
Kimco Realty OP LLC
1.90%, 03/01/28	30	28,633
2.25%, 12/01/31	30	26,664
2.70%, 10/01/30	30	27,999
3.20%, 04/01/32	50	46,655
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.70%, 10/01/49	$5	$3,778
3.80%, 04/01/27	65	64,883
4.13%, 12/01/46	35	29,167
4.25%, 04/01/45	30	25,598
4.60%, 02/01/33	50	50,097
4.85%, 03/01/35	45	45,051
6.40%, 03/01/34	20	22,196
LXP Industrial Trust
2.38%, 10/01/31	10	8,758
2.70%, 09/15/30	25	22,987
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	75	55,073
4.63%, 08/01/29	75	63,246
5.00%, 10/15/27	95	91,806
8.50%, 02/15/32(b)	95	100,607
Omega Healthcare Investors Inc.
3.25%, 04/15/33	70	62,389
3.38%, 02/01/31	77	71,958
4.50%, 04/01/27	5	5,017
4.75%, 01/15/28	55	55,465
5.20%, 07/01/30	40	40,784
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	55	53,432
5.88%, 10/01/28(b)	50	50,058
7.00%, 02/01/30(b)	40	40,922
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	25	25,624
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	20	17,981
4.95%, 01/15/35	40	39,713
5.75%, 07/15/34	40	42,041
Piedmont Operating Partnership LP, 3.15%, 08/15/30	15	13,745
Prologis LP
1.25%, 10/15/30	40	35,063
1.63%, 03/15/31	80	70,151
1.75%, 07/01/30	59	53,134
2.13%, 04/15/27	66	64,459
2.13%, 10/15/50	42	23,116
2.25%, 04/15/30	20	18,568
2.88%, 11/15/29	89	85,162
3.00%, 04/15/50	52	34,849
3.05%, 03/01/50	35	23,740
3.38%, 12/15/27	145	143,635
3.88%, 09/15/28	50	49,947
4.00%, 09/15/28	51	51,101
4.38%, 09/15/48	25	21,371
4.63%, 01/15/33	45	45,586
4.75%, 06/15/33	50	50,766
5.00%, 03/15/34	95	97,251
5.00%, 01/31/35	75	76,372
5.13%, 01/15/34	55	56,753
5.25%, 05/15/35	5	5,187
5.25%, 06/15/53	65	62,725
5.25%, 03/15/54	65	62,700
Public Storage Operating Co.
1.85%, 05/01/28	120	114,407
1.95%, 11/09/28	85	80,512
2.30%, 05/01/31	140	126,835
3.39%, 05/01/29	55	53,960

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.38%, 07/01/30	$10	$10,110
5.10%, 08/01/33	95	99,081
5.35%, 08/01/53	60	58,915
Realty Income Corp.
2.10%, 03/15/28	200	191,800
3.25%, 01/15/31	200	190,598
3.95%, 08/15/27	195	194,965
5.13%, 04/15/35	200	204,671
5.38%, 09/01/54	30	29,371
Regency Centers LP
2.95%, 09/15/29	55	52,737
3.60%, 02/01/27	70	69,604
3.70%, 06/15/30	40	39,240
4.13%, 03/15/28	15	15,024
4.40%, 02/01/47	20	17,292
4.65%, 03/15/49	35	30,946
5.00%, 07/15/32	80	82,280
5.10%, 01/15/35	5	5,093
Rexford Industrial Realty LP
2.13%, 12/01/30	10	8,966
2.15%, 09/01/31	15	13,191
5.00%, 06/15/28	55	55,950
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	40	39,454
4.75%, 10/15/27	15	14,988
6.50%, 04/01/32(b)	70	72,497
6.50%, 06/15/33(b)	60	62,409
7.25%, 07/15/28(b)	32	33,039
Sabra Health Care LP
3.20%, 12/01/31	55	50,330
3.90%, 10/15/29	25	24,434
SBA Communications Corp.
3.13%, 02/01/29	105	100,328
3.88%, 02/15/27	55	54,728
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/27(b)	40	39,787
4.38%, 05/28/30(b)	75	75,446
Scentre Group Trust 2, 5.13%, 09/24/80, (5-year CMT + 4.69%)(a)(b)	40	40,237
Starwood Property Trust Inc.
4.38%, 01/15/27(b)	20	19,887
6.00%, 04/15/30(b)	30	30,922
6.50%, 07/01/30(b)	35	36,664
6.50%, 10/15/30(b)	15	15,676
7.25%, 04/01/29(b)	40	42,450
Tanger Properties LP, 2.75%, 09/01/31	35	31,712
Ventas Realty LP
2.50%, 09/01/31	25	22,530
3.00%, 01/15/30	40	38,093
3.85%, 04/01/27	47	46,844
4.00%, 03/01/28	37	36,908
4.38%, 02/01/45	30	25,462
4.40%, 01/15/29	62	62,347
4.75%, 11/15/30	17	17,271
4.88%, 04/15/49	27	23,957
5.00%, 01/15/35	35	35,144
5.10%, 07/15/32	25	25,697
5.63%, 07/01/34	40	41,894
5.70%, 09/30/43	20	20,094
WEA Finance LLC
2.88%, 01/15/27(b)	75	73,608
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.50%, 06/15/29(b)	$65	$63,079
4.13%, 09/20/28(b)	35	34,741
4.63%, 09/20/48(b)	45	37,077
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	20	17,401
Welltower OP LLC
2.05%, 01/15/29	75	70,663
2.75%, 01/15/31	80	74,658
2.75%, 01/15/32	30	27,366
2.80%, 06/01/31	50	46,453
3.10%, 01/15/30	20	19,238
3.85%, 06/15/32	100	96,852
4.13%, 03/15/29	60	60,148
4.25%, 04/15/28	35	35,271
4.50%, 07/01/30	100	101,283
4.95%, 09/01/48	30	28,365
5.13%, 07/01/35	125	128,527
6.50%, 03/15/41	25	28,061
WP Carey Inc.
2.25%, 04/01/33	10	8,458
2.40%, 02/01/31	60	54,032
2.45%, 02/01/32	25	22,088
3.85%, 07/15/29	25	24,685
5.38%, 06/30/34	5	5,182
XHR LP
4.88%, 06/01/29(b)	35	34,480
6.63%, 05/15/30(b)	25	25,662
		14,408,771
Retail — 1.3%
Advance Auto Parts Inc.
1.75%, 10/01/27	27	25,502
3.50%, 03/15/32	25	21,605
3.90%, 04/15/30	32	29,374
5.95%, 03/09/28(c)	25	25,563
7.00%, 08/01/30(b)	50	51,045
7.38%, 08/01/33(b)	50	50,902
Asbury Automotive Group Inc.
4.50%, 03/01/28	25	24,877
4.63%, 11/15/29(b)	54	52,908
4.75%, 03/01/30	35	34,378
5.00%, 02/15/32(b)	40	38,944
AutoNation Inc.
2.40%, 08/01/31	75	66,131
3.80%, 11/15/27	45	44,617
4.75%, 06/01/30	10	10,108
5.89%, 03/15/35	10	10,429
AutoZone Inc.
3.75%, 06/01/27	35	34,844
3.75%, 04/18/29	10	9,869
4.00%, 04/15/30	25	24,799
4.75%, 08/01/32	100	101,179
4.75%, 02/01/33	20	20,118
5.10%, 07/15/29	50	51,526
5.20%, 08/01/33	35	36,059
5.40%, 07/15/34	45	46,884
6.25%, 11/01/28	50	53,010
6.55%, 11/01/33	65	72,648
Bath & Body Works Inc.
5.25%, 02/01/28	45	45,131
6.63%, 10/01/30(b)	65	66,126
6.75%, 07/01/36	35	34,693

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.88%, 11/01/35	$60	$60,188
6.95%, 03/01/33	20	19,924
7.50%, 06/15/29	25	25,501
Best Buy Co. Inc.
1.95%, 10/01/30	60	53,805
4.45%, 10/01/28	50	50,532
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	20	19,474
Brinker International Inc., 8.25%, 07/15/30(b)	25	26,538
Burger King (Restaurant Brands International Inc.)/New Red Finance Inc.
3.50%, 02/15/29(b)	50	48,414
3.88%, 01/15/28(b)	90	88,983
4.00%, 10/15/30(b)	180	171,744
4.38%, 01/15/28(b)	50	49,619
5.63%, 09/15/29(b)	30	30,576
6.13%, 06/15/29(b)	105	108,093
Carvana Co.
9.00%, 06/01/30, (11.00% PIK or 13.00% Cash)(b)(f)	107	111,334
9.00%, 06/01/31, (13.00% PIK or 13.00% Cash)(b)(f)	153	172,599
Darden Restaurants Inc.
3.85%, 05/01/27	70	69,741
4.55%, 02/15/48	15	12,562
6.30%, 10/10/33	65	70,735
Dick's Sporting Goods Inc.
3.15%, 01/15/32(c)	75	69,042
4.00%, 10/01/29(b)(c)	20	19,652
4.10%, 01/15/52	25	18,532
Dollar General Corp.
3.50%, 04/03/30	60	58,024
4.13%, 05/01/28	40	39,987
4.13%, 04/03/50	50	39,768
4.63%, 11/01/27	25	25,206
5.00%, 11/01/32	60	60,832
5.20%, 07/05/28	30	30,738
5.45%, 07/05/33	85	88,241
Genuine Parts Co.
1.88%, 11/01/30	45	39,510
4.95%, 08/15/29	5	5,077
6.50%, 11/01/28	30	31,754
6.88%, 11/01/33(c)	55	61,417
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	51	49,894
6.38%, 01/15/30(b)	35	35,962
Home Depot Inc. (The)
0.90%, 03/15/28	110	103,440
1.38%, 03/15/31	145	126,046
1.50%, 09/15/28	85	79,936
1.88%, 09/15/31	120	105,892
2.38%, 03/15/51	70	40,962
2.50%, 04/15/27	60	58,971
2.70%, 04/15/30	214	202,820
2.75%, 09/15/51	65	40,944
2.80%, 09/14/27	60	59,002
2.88%, 04/15/27	120	118,564
2.95%, 06/15/29	150	145,273
3.13%, 12/15/49	70	48,651
3.25%, 04/15/32	45	42,423
3.30%, 04/15/40	120	99,326
3.35%, 04/15/50	100	72,185
Security	Par (000)	Value
Retail (continued)
3.50%, 09/15/56	$55	$39,214
3.63%, 04/15/52	100	74,564
3.90%, 12/06/28	85	85,240
3.90%, 06/15/47	110	88,778
4.20%, 04/01/43	45	39,537
4.25%, 04/01/46	135	116,265
4.40%, 03/15/45	70	61,939
4.50%, 09/15/32	55	55,961
4.50%, 12/06/48	115	100,952
4.75%, 06/25/29	100	102,596
4.88%, 06/25/27	130	132,180
4.88%, 02/15/44	55	52,090
4.90%, 04/15/29	5	5,148
4.95%, 06/25/34	135	138,973
4.95%, 09/15/52	35	32,594
5.30%, 06/25/54	100	97,611
5.40%, 09/15/40	70	72,747
5.40%, 06/25/64	40	39,105
5.88%, 12/16/36	154	168,284
5.95%, 04/01/41	65	70,226
Lithia Motors Inc.
3.88%, 06/01/29(b)	55	52,915
4.38%, 01/15/31(b)	40	38,409
4.63%, 12/15/27(b)	27	26,987
5.50%, 10/01/30(b)	15	15,097
Lowe's Companies Inc.
1.30%, 04/15/28	100	93,983
1.70%, 09/15/28	60	56,358
1.70%, 10/15/30	95	84,332
2.63%, 04/01/31	95	87,244
2.80%, 09/15/41	45	32,667
3.00%, 10/15/50	130	84,003
3.10%, 05/03/27	90	88,870
3.35%, 04/01/27	35	34,710
3.50%, 04/01/51	45	31,931
3.65%, 04/05/29	100	98,572
3.70%, 04/15/46	105	80,421
3.75%, 04/01/32	125	120,093
4.05%, 05/03/47	105	84,295
4.25%, 04/01/52	55	44,057
4.38%, 09/15/45	25	21,243
4.45%, 04/01/62	90	71,718
4.50%, 04/15/30	100	101,305
4.55%, 04/05/49	25	21,348
4.65%, 04/15/42	40	36,586
5.00%, 04/15/33	15	15,398
5.00%, 04/15/40	35	34,243
5.13%, 04/15/50	35	32,431
5.15%, 07/01/33(c)	130	134,692
5.50%, 10/15/35	56	58,726
5.63%, 04/15/53	85	83,971
5.75%, 07/01/53	40	40,079
5.80%, 09/15/62	60	59,730
5.85%, 04/01/63	20	20,080
6.50%, 03/15/29	5	5,371
Lowe's Cos. Inc.
3.95%, 10/15/27	80	79,979
4.85%, 10/15/35	100	99,808
O'Reilly Automotive Inc.
3.90%, 06/01/29	100	99,115
4.70%, 06/15/32	105	106,110

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.00%, 08/19/34	$10	$10,133
Papa John's International Inc., 3.88%, 09/15/29(b)	25	24,074
QXO Building Products Inc., 6.75%, 04/30/32(b)	150	157,047
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(c)	40	41,910
Sonic Automotive Inc.
4.63%, 11/15/29(b)	50	48,878
4.88%, 11/15/31(b)	35	33,709
TJX Companies Inc. (The)
1.15%, 05/15/28	70	65,612
4.50%, 04/15/50	40	35,205
Tractor Supply Co.
1.75%, 11/01/30	15	13,300
5.25%, 05/15/33	60	62,533
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	40	38,765
		8,673,749
Semiconductors — 1.8%
Advanced Micro Devices Inc.
3.92%, 06/01/32	20	19,688
4.32%, 03/24/28	10	10,107
4.39%, 06/01/52	25	21,380
Analog Devices Inc.
1.70%, 10/01/28	75	70,680
2.10%, 10/01/31	60	53,388
2.80%, 10/01/41	70	52,240
2.95%, 10/01/51	48	31,749
3.50%, 12/05/26	40	39,858
4.25%, 06/15/28	45	45,343
4.50%, 06/15/30	5	5,088
5.05%, 04/01/34	40	41,711
Applied Materials Inc.
1.75%, 06/01/30	60	54,366
2.75%, 06/01/50(c)	60	39,272
3.30%, 04/01/27	37	36,776
4.35%, 04/01/47	62	54,490
5.10%, 10/01/35	45	46,833
5.85%, 06/15/41	54	57,926
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	75	74,358
Broadcom Inc.
1.95%, 02/15/28	90	86,318
2.45%, 02/15/31	220	202,403
2.60%, 02/15/33	110	97,858
3.14%, 11/15/35(b)	225	197,061
3.19%, 11/15/36(b)	195	168,377
3.42%, 04/15/33	183	171,575
3.47%, 04/15/34	215	198,537
3.50%, 02/15/41	240	199,529
3.75%, 02/15/51	135	104,811
4.00%, 04/15/29(b)	80	79,895
4.11%, 09/15/28	110	110,438
4.15%, 02/15/28	100	100,503
4.15%, 11/15/30	100	100,043
4.15%, 04/15/32(b)	100	98,715
4.30%, 11/15/32	155	154,101
4.35%, 02/15/30	5	5,043
4.55%, 02/15/32	30	30,319
4.60%, 07/15/30	100	101,950
4.75%, 04/15/29	75	76,588
4.80%, 04/15/28	110	112,090
4.80%, 10/15/34	140	141,879
Security	Par (000)	Value
Semiconductors (continued)
4.93%, 05/15/37(b)	$180	$180,690
5.00%, 04/15/30	40	41,354
5.05%, 07/12/27	80	81,407
5.05%, 07/12/29	180	185,926
5.05%, 04/15/30	15	15,528
5.15%, 11/15/31	105	109,609
5.20%, 04/15/32	115	120,248
5.20%, 07/15/35	140	145,892
Intel Corp.
2.00%, 08/12/31	50	44,026
2.45%, 11/15/29	110	102,785
3.05%, 08/12/51	30	18,925
3.10%, 02/15/60	50	29,294
3.15%, 05/11/27	45	44,383
3.20%, 08/12/61	40	23,763
3.25%, 11/15/49	230	151,283
3.73%, 12/08/47	165	120,659
3.90%, 03/25/30	150	147,433
4.00%, 08/05/29	65	64,403
4.10%, 05/11/47	100	77,332
4.15%, 08/05/32	150	145,579
4.60%, 03/25/40	25	22,672
4.75%, 03/25/50	60	50,593
4.88%, 02/10/28	120	121,830
4.90%, 08/05/52	30	25,669
4.95%, 03/25/60	65	54,529
5.05%, 08/05/62	30	25,247
5.13%, 02/10/30	140	144,067
5.15%, 02/21/34	75	76,328
5.20%, 02/10/33	180	184,688
5.60%, 02/21/54	130	123,847
5.63%, 02/10/43	180	177,283
5.70%, 02/10/53	220	211,073
5.90%, 02/10/63	85	82,190
KLA Corp.
3.30%, 03/01/50	85	60,541
4.10%, 03/15/29	55	55,212
4.65%, 07/15/32	70	71,468
4.70%, 02/01/34	100	101,115
4.95%, 07/15/52	95	88,155
5.25%, 07/15/62	60	57,325
Lam Research Corp.
1.90%, 06/15/30	80	72,798
2.88%, 06/15/50	30	19,930
3.13%, 06/15/60	44	28,189
4.00%, 03/15/29	93	93,144
4.88%, 03/15/49	60	55,915
Marvell Technology Inc.
2.45%, 04/15/28	37	35,613
2.95%, 04/15/31	70	64,960
4.75%, 07/15/30	60	60,864
4.88%, 06/22/28	80	81,373
5.75%, 02/15/29	15	15,677
5.95%, 09/15/33	10	10,720
Microchip Technology Inc.
4.90%, 03/15/28	135	136,987
5.05%, 03/15/29	55	56,158
5.05%, 02/15/30	40	40,935
Micron Technology Inc.
2.70%, 04/15/32	55	49,300
3.37%, 11/01/41	55	42,461

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
4.66%, 02/15/30	$40	$40,503
5.30%, 01/15/31	25	25,931
5.33%, 02/06/29	76	78,380
5.65%, 11/01/32	50	52,627
5.80%, 01/15/35	40	42,289
5.88%, 02/09/33	75	79,890
5.88%, 09/15/33	65	69,365
6.05%, 11/01/35	80	85,861
NVIDIA Corp.
1.55%, 06/15/28	75	71,204
2.00%, 06/15/31	80	72,332
2.85%, 04/01/30	91	87,251
3.50%, 04/01/40	94	81,018
3.50%, 04/01/50	135	102,961
3.70%, 04/01/60	37	28,170
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	60	62,135
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31	75	67,952
2.65%, 02/15/32	85	76,094
3.13%, 02/15/42	45	33,327
3.15%, 05/01/27	72	70,985
3.25%, 05/11/41	80	61,058
3.25%, 11/30/51	20	13,416
3.40%, 05/01/30	39	37,609
4.30%, 08/19/28	10	10,027
4.30%, 06/18/29	100	100,137
4.40%, 06/01/27	5	5,019
5.00%, 01/15/33	40	40,676
5.25%, 08/19/35	100	101,686
ON Semiconductor Corp., 3.88%, 09/01/28(b)	40	39,081
Qorvo Inc.
3.38%, 04/01/31(b)	30	27,472
4.38%, 10/15/29	74	72,869
QUALCOMM Inc.
1.30%, 05/20/28	55	51,768
1.65%, 05/20/32(c)	80	68,618
2.15%, 05/20/30	35	32,290
3.25%, 05/20/27	75	74,469
3.25%, 05/20/50	60	42,249
4.25%, 05/20/32	5	5,022
4.30%, 05/20/47	135	115,456
4.50%, 05/20/30	5	5,091
4.50%, 05/20/52	85	73,298
4.65%, 05/20/35	65	65,666
4.75%, 05/20/32	105	107,987
4.80%, 05/20/45	40	37,264
5.40%, 05/20/33	55	58,622
6.00%, 05/20/53	85	91,339
SK Hynix, Inc., 2.38%, 01/19/31(d)	200	181,611
Skyworks Solutions Inc., 3.00%, 06/01/31	52	47,267
Texas Instruments Inc.
1.75%, 05/04/30	80	72,811
1.90%, 09/15/31	30	26,703
2.25%, 09/04/29	40	37,723
2.70%, 09/15/51	30	18,806
2.90%, 11/03/27	57	56,271
3.65%, 08/16/32	30	28,935
3.88%, 03/15/39	70	63,190
4.10%, 08/16/52	20	16,332
4.15%, 05/15/48	104	87,154
4.50%, 05/23/30	60	61,249
Security	Par (000)	Value
Semiconductors (continued)
4.60%, 02/15/28	$50	$50,814
4.85%, 02/08/34	75	77,443
5.00%, 03/14/53	30	28,098
5.05%, 05/18/63	70	64,357
5.15%, 02/08/54(c)	55	52,876
TSMC Arizona Corp.
2.50%, 10/25/31	200	183,113
3.13%, 10/25/41	205	167,982
4.50%, 04/22/52	325	311,526
TSMC Global Ltd.
1.00%, 09/28/27(d)	200	189,599
1.38%, 09/28/30(d)	200	176,838
Xilinx Inc., 2.38%, 06/01/30	101	94,013
		12,403,836
Software — 1.5%
Adobe Inc.
2.15%, 02/01/27	120	117,852
2.30%, 02/01/30	61	57,209
4.75%, 01/17/28	50	51,053
4.80%, 04/04/29	50	51,426
4.85%, 04/04/27	5	5,069
4.95%, 04/04/34	60	62,283
Atlassian Corp., 5.25%, 05/15/29	50	51,335
Autodesk Inc.
2.40%, 12/15/31	95	84,916
2.85%, 01/15/30	65	61,626
3.50%, 06/15/27	47	46,653
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	85	77,392
2.90%, 12/01/29	70	66,471
Cadence Design Systems Inc., 4.70%, 09/10/34	95	95,510
Concentrix Corp.
6.60%, 08/02/28(c)	60	61,917
6.85%, 08/02/33(c)	45	44,874
Constellation Software Inc./Canada, 5.46%, 02/16/34(b)	40	40,648
Elastic NV, 4.13%, 07/15/29(b)	40	38,521
Electronic Arts Inc.
1.85%, 02/15/31	70	67,824
2.95%, 02/15/51(c)	5	4,724
Fair Isaac Corp.
4.00%, 06/15/28(b)	65	64,063
6.00%, 05/15/33(b)	100	102,959
Fidelity National Information Services Inc.
1.65%, 03/01/28	45	42,562
2.25%, 03/01/31	35	31,280
3.10%, 03/01/41	51	38,197
4.50%, 08/15/46	30	25,508
5.10%, 07/15/32	55	56,385
Fiserv Inc.
2.25%, 06/01/27	115	111,629
2.65%, 06/01/30	99	91,078
3.50%, 07/01/29	230	222,485
4.20%, 10/01/28	65	64,746
4.40%, 07/01/49	142	113,238
5.15%, 08/12/34	60	59,746
5.25%, 08/11/35(c)	80	80,298
5.35%, 03/15/31	15	15,417
5.45%, 03/02/28	110	112,536
5.45%, 03/15/34	75	76,379
5.63%, 08/21/33	115	118,865

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Intuit Inc.
1.35%, 07/15/27	$42	$40,403
1.65%, 07/15/30	42	37,746
5.13%, 09/15/28	70	72,264
5.20%, 09/15/33	70	73,493
5.50%, 09/15/53	85	85,392
Open Text Corp.
3.88%, 02/15/28(b)	65	63,529
3.88%, 12/01/29(b)	70	66,372
6.90%, 12/01/27(b)	55	57,047
Open Text Holdings Inc.
4.13%, 02/15/30(b)	60	57,286
4.13%, 12/01/31(b)	47	43,811
Oracle Corp.
2.30%, 03/25/28	500	476,834
2.95%, 04/01/30	500	465,318
3.25%, 11/15/27	200	195,912
3.60%, 04/01/40	500	385,898
3.85%, 04/01/60	100	65,335
3.95%, 03/25/51	1,000	696,220
4.13%, 05/15/45	400	302,098
4.38%, 05/15/55	800	585,163
4.80%, 09/26/32	800	786,504
5.20%, 09/26/35	800	784,116
6.10%, 09/26/65	400	372,389
Paychex Inc.
5.10%, 04/15/30	100	102,809
5.35%, 04/15/32	30	31,204
5.60%, 04/15/35	100	105,048
PTC Inc., 4.00%, 02/15/28(b)	30	29,618
RingCentral Inc., 8.50%, 08/15/30(b)	30	31,941
Roper Technologies Inc.
1.40%, 09/15/27	45	42,982
1.75%, 02/15/31	66	57,863
2.00%, 06/30/30	70	63,294
2.95%, 09/15/29	55	52,594
3.80%, 12/15/26	49	48,885
4.20%, 09/15/28	45	45,132
4.25%, 09/15/28	10	10,043
4.90%, 10/15/34	75	75,243
ServiceNow Inc., 1.40%, 09/01/30	150	132,271
Synopsys Inc.
4.55%, 04/01/27	100	100,705
4.65%, 04/01/28	100	101,261
4.85%, 04/01/30	140	143,080
5.00%, 04/01/32	35	35,878
5.15%, 04/01/35	145	148,179
5.70%, 04/01/55	115	115,363
Twilio Inc.
3.63%, 03/15/29	35	33,849
3.88%, 03/15/31	35	33,432
VMware LLC
2.20%, 08/15/31	120	106,924
3.90%, 08/21/27	115	114,823
Workday Inc.
3.50%, 04/01/27	65	64,557
3.70%, 04/01/29	25	24,684
3.80%, 04/01/32	125	120,027
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	40	37,868
		10,237,361
Security	Par (000)	Value
Telecommunications — 2.3%
America Movil SAB de CV
2.88%, 05/07/30	$10	$9,438
4.38%, 07/16/42	30	26,393
4.38%, 04/22/49	75	64,039
6.13%, 03/30/40	195	210,578
6.38%, 03/01/35	90	99,937
AT&T Inc.
1.65%, 02/01/28	700	665,724
2.30%, 06/01/27	200	194,957
2.75%, 06/01/31	200	184,375
3.50%, 06/01/41	800	637,180
3.50%, 09/15/53	1,500	1,031,996
3.65%, 09/15/59	1,000	681,137
4.30%, 02/15/30	500	502,756
4.50%, 05/15/35	500	486,062
4.75%, 05/15/46	600	532,172
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	40	28,647
4.30%, 07/29/49	40	32,106
4.46%, 04/01/48	90	75,257
5.10%, 05/11/33	60	61,198
5.20%, 02/15/34	5	5,101
5.55%, 02/15/54(c)	30	29,029
6.88%, 09/15/55, (5-year CMT + 2.39%)(a)	75	77,775
7.00%, 09/15/55, (5-year CMT + 2.36%)(a)	80	84,478
Series US-4, 3.65%, 03/17/51	45	32,766
Series US-5, 2.15%, 02/15/32(c)	5	4,339
Ciena Corp., 4.00%, 01/31/30(b)	30	28,966
CommScope LLC
4.75%, 09/01/29(b)	61	61,003
7.13%, 07/01/28(b)	52	52,185
8.25%, 03/01/27(b)(c)	55	55,248
9.50%, 12/15/31(b)	72	73,012
CommScope Technologies LLC, 5.00%, 03/15/27(b)	50	49,960
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	135	143,583
Corning Inc.
3.90%, 11/15/49	27	21,316
4.38%, 11/15/57	57	46,888
4.70%, 03/15/37	14	13,765
5.35%, 11/15/48	41	40,317
5.45%, 11/15/79	70	64,721
5.75%, 08/15/40	41	43,058
5.85%, 11/15/68	20	19,883
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	75	75,388
5.88%, 10/15/27(b)	30	30,044
5.88%, 11/01/29	50	50,755
6.00%, 01/15/30(b)	70	71,113
6.75%, 05/01/29(b)	65	65,673
8.63%, 03/15/31(b)	55	58,097
8.75%, 05/15/30(b)	80	83,543
Frontier Florida LLC, Series E, 6.86%, 02/01/28	50	52,108
Level 3 Financing Inc.
3.88%, 10/15/30(b)	55	49,356
4.00%, 04/15/31(b)(c)	40	35,295
4.50%, 04/01/30(b)	65	60,065
4.88%, 06/15/29(b)	55	52,605
6.88%, 06/30/33(b)	115	117,255
7.00%, 03/31/34(b)	125	128,194

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Lumen Technologies Inc.
4.13%, 04/15/29(b)	$23	$23,082
4.13%, 04/15/30(b)(c)	29	28,129
4.50%, 01/15/29(b)	15	13,872
5.38%, 06/15/29(b)(c)	15	13,959
10.00%, 10/15/32(b)	40	40,512
Series P, 7.60%, 09/15/39	25	24,324
Series U, 7.65%, 03/15/42	20	19,271
Motorola Solutions Inc.
4.60%, 02/23/28	100	101,039
4.60%, 05/23/29	95	96,194
5.00%, 04/15/29	10	10,258
5.40%, 04/15/34	70	72,442
5.50%, 09/01/44	40	39,360
5.55%, 08/15/35	85	88,563
5.60%, 06/01/32	50	52,697
Nokia OYJ
4.38%, 06/12/27	30	30,014
6.63%, 05/15/39	35	37,624
NTT Finance Corp.
4.57%, 07/16/27(b)	200	201,568
4.62%, 07/16/28(b)	295	298,853
4.88%, 07/16/30(b)	200	204,291
5.17%, 07/16/32(b)	200	206,169
5.50%, 07/16/35(b)	275	287,316
Orange SA, 5.50%, 02/06/44	100	99,591
Rogers Communications Inc.
3.70%, 11/15/49	40	29,282
3.80%, 03/15/32	130	122,971
4.30%, 02/15/48	10	8,124
4.35%, 05/01/49	65	52,503
4.50%, 03/15/42	65	56,417
4.50%, 03/15/43	25	21,340
4.55%, 03/15/52	100	81,240
5.00%, 02/15/29	30	30,590
5.00%, 03/15/44	60	54,552
5.25%, 03/15/82, (5-year CMT + 3.59%)(a)(b)	62	61,667
5.30%, 02/15/34	60	60,878
5.45%, 10/01/43	20	19,134
7.00%, 04/15/55, (5-year CMT + 2.65%)(a)	75	78,331
7.13%, 04/15/55, (5-year CMT + 2.62%)(a)	70	73,960
7.50%, 08/15/38	45	52,621
Telecom Italia Capital SA
6.00%, 09/30/34	20	20,525
6.38%, 11/15/33	40	42,121
7.20%, 07/18/36	35	38,203
7.72%, 06/04/38	35	38,820
TELUS Corp.
3.40%, 05/13/32	70	64,693
3.70%, 09/15/27	35	34,743
6.63%, 10/15/55, (5-year CMT + 2.77%)(a)	50	51,315
7.00%, 10/15/55, (5-year CMT + 2.71%)(a)	50	52,294
Verizon Communications Inc.
1.50%, 09/18/30	92	81,029
1.68%, 10/30/30	50	44,311
1.75%, 01/20/31	145	128,083
2.10%, 03/22/28	129	123,706
2.36%, 03/15/32	316	279,286
2.55%, 03/21/31	214	195,813
2.65%, 11/20/40	129	93,822
2.85%, 09/03/41	65	47,458
Security	Par (000)	Value
Telecommunications (continued)
2.88%, 11/20/50	$195	$123,287
2.99%, 10/30/56	200	121,859
3.00%, 03/22/27	37	36,987
3.00%, 11/20/60	122	72,972
3.15%, 03/22/30	89	85,410
3.40%, 03/22/41	257	203,053
3.55%, 03/22/51	224	162,474
3.70%, 03/22/61	190	131,951
3.85%, 11/01/42	55	44,558
3.88%, 02/08/29	89	88,548
3.88%, 03/01/52	70	53,065
4.00%, 03/22/50	89	69,253
4.02%, 12/03/29	233	231,350
4.13%, 03/16/27	5	5,010
4.13%, 08/15/46	85	69,193
4.27%, 01/15/36	25	23,611
4.33%, 09/21/28	125	125,982
4.40%, 11/01/34	142	137,969
4.50%, 08/10/33	156	154,703
4.52%, 09/15/48	105	89,631
4.67%, 03/15/55	50	42,507
4.75%, 01/15/33	150	150,901
4.75%, 11/01/41	47	43,216
4.78%, 02/15/35	185	183,663
4.81%, 03/15/39	89	85,734
4.86%, 08/21/46	145	130,975
5.00%, 01/15/36	100	100,118
5.01%, 04/15/49	55	50,311
5.01%, 08/21/54	60	53,994
5.05%, 05/09/33	45	46,411
5.25%, 04/02/35	205	209,967
5.25%, 03/16/37	110	111,766
5.40%, 07/02/37(b)	124	126,831
5.50%, 03/16/47	32	31,385
5.50%, 02/23/54(c)	70	68,440
5.85%, 09/15/35	32	34,371
5.88%, 11/30/55	200	201,715
6.00%, 11/30/65	140	141,500
6.40%, 09/15/33	32	35,513
6.55%, 09/15/43	57	63,266
7.75%, 12/01/30	40	46,047
Viasat Inc.
5.63%, 04/15/27(b)	50	49,898
6.50%, 07/15/28(b)	25	24,413
7.50%, 05/30/31(b)	35	33,219
Viavi Solutions Inc., 3.75%, 10/01/29(b)	30	28,571
		15,655,394
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,780
3.90%, 11/19/29	90	88,424
5.10%, 05/15/44	40	35,712
6.05%, 05/14/34	30	31,825
6.35%, 03/15/40	45	47,628
		223,369
Transportation — 0.2%
CH Robinson Worldwide Inc., 4.20%, 04/15/28	30	30,088
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(d)	200	178,146
JB Hunt Transport Services Inc., 4.90%, 03/15/30	65	66,475

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
MTR Corp. Ltd., 1.63%, 08/19/30(d)	$200	$181,951
RXO Inc., 7.50%, 11/15/27(b)	25	25,490
Ryder System Inc.
2.85%, 03/01/27	65	64,014
2.90%, 12/01/26	20	19,776
4.30%, 06/15/27	40	40,123
4.95%, 09/01/29	15	15,363
5.00%, 03/15/30	45	46,245
5.25%, 06/01/28	45	46,246
5.38%, 03/15/29	30	31,087
5.50%, 06/01/29	30	31,344
5.65%, 03/01/28	15	15,506
6.30%, 12/01/28	20	21,211
6.60%, 12/01/33	55	61,667
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(d)	200	189,220
XPO CNW Inc., 6.70%, 05/01/34	20	21,249
XPO Inc.
6.25%, 06/01/28(b)	85	86,849
7.13%, 06/01/31(b)	50	52,229
7.13%, 02/01/32(b)	45	47,360
		1,271,639
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	75	71,233
2.95%, 09/01/27	5	4,920
3.25%, 06/01/51	25	17,257
3.45%, 06/01/29	92	90,306
3.45%, 05/01/50	34	24,699
3.75%, 09/01/28	50	49,795
3.75%, 09/01/47	46	35,913
4.00%, 12/01/46	20	16,427
4.15%, 06/01/49	37	30,345
4.20%, 09/01/48	25	20,682
4.30%, 12/01/42	32	28,122
4.30%, 09/01/45	20	17,433
4.45%, 06/01/32	65	65,306
5.15%, 03/01/34	20	20,706
5.25%, 03/01/35	120	124,338
5.45%, 03/01/54	55	54,322
6.59%, 10/15/37	55	62,915
		734,719
Total Corporate Bonds & Notes — 30.7% (Cost: $213,807,757)		210,379,849
Foreign Government Obligations
Argentina — 0.3%
Argentina Bonar Bonds
1.00%, 07/09/29	48	39,330
1.75%, 07/09/30(g)	284	222,607
4.75%, 07/09/35(g)	250	175,256
4.88%, 07/09/41(g)	50	32,851
5.00%, 01/09/38(g)	190	137,910
Argentina Republic Government International Bonds
1.00%, 07/09/29	80	69,568
1.75%, 07/09/30(c)(g)	376	310,353
4.38%, 07/09/46(g)	62	42,703
4.75%, 07/09/35(c)(g)	525	373,076
4.88%, 07/09/41(c)(g)	280	186,437
Security	Par (000)	Value
Argentina (continued)
5.00%, 01/09/38(g)	$290	$215,941
		1,806,032
Belgium — 0.0%
Kingdom of Belgium Government International Bonds, 4.88%, 06/10/55(d)	200	184,501
Brazil — 0.2%
Brazil Government International Bonds
5.00%, 01/27/45	200	162,231
5.63%, 01/07/41	300	282,006
7.13%, 01/20/37	125	137,921
8.25%, 01/20/34	260	303,893
10.13%, 05/15/27(c)	120	129,648
		1,015,699
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)	70	70,152
Canada — 0.7%
Canada Government International Bonds
3.75%, 04/26/28	190	191,033
4.00%, 03/18/30	20	20,311
4.63%, 04/30/29(c)	155	160,288
CDP Financial Inc.
1.75%, 02/01/27(b)	40	39,100
4.25%, 07/25/28(b)	235	238,524
CPPIB Capital Inc., 4.25%, 07/20/28(b)	265	269,306
Export Development Canada
3.00%, 05/25/27	155	153,631
3.75%, 09/07/27	140	140,395
3.88%, 02/14/28	130	130,877
4.13%, 02/13/29	165	167,767
4.75%, 06/05/34	60	63,304
Ontario Teachers' Finance Trust
1.25%, 09/27/30(b)	250	221,988
2.00%, 04/16/31(b)	250	227,196
4.63%, 04/10/29(b)	5	5,143
Province of Alberta Canada
1.30%, 07/22/30	125	112,063
3.30%, 03/15/28	30	29,777
4.50%, 01/24/34	50	51,132
Province of British Columbia Canada
1.30%, 01/29/31	90	79,398
3.90%, 08/27/30	205	206,128
4.20%, 07/06/33	110	110,417
4.70%, 01/24/28	10	10,221
4.75%, 06/12/34	115	119,035
4.80%, 11/15/28	145	149,622
4.80%, 06/11/35	115	118,774
4.90%, 04/24/29	125	129,839
7.25%, 09/01/36	20	24,717
Province of Manitoba Canada
4.30%, 07/27/33	5	5,034
4.90%, 05/31/34	65	67,833
Province of New Brunswick Canada, 3.63%, 02/24/28	20	19,949
Province of Ontario Canada
1.05%, 05/21/27	65	62,564
1.13%, 10/07/30	125	110,421
1.60%, 02/25/31	75	67,136
1.80%, 10/14/31	125	111,143
2.00%, 10/02/29	95	89,257

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.13%, 01/21/32	$75	$67,483
3.10%, 05/19/27	80	79,338
3.70%, 09/17/29	20	20,001
3.90%, 09/04/30	5	5,029
4.20%, 01/18/29	160	162,554
4.70%, 01/15/30	5	5,186
4.85%, 06/11/35	110	114,343
5.05%, 04/24/34	100	105,729
Province of Quebec Canada
1.35%, 05/28/30	90	81,145
1.90%, 04/21/31	60	54,245
2.75%, 04/12/27	68	67,134
3.63%, 04/13/28	165	164,965
4.25%, 09/05/34	30	29,985
4.50%, 04/03/29	105	107,713
4.50%, 09/08/33	105	107,426
Series PD, 7.50%, 09/15/29	50	56,604
Province of Saskatchewan Canada, 3.25%, 06/08/27	5	4,966
PSP Capital Inc.
1.63%, 10/26/28(b)	40	37,812
3.75%, 10/02/29(b)	5	5,008
		4,979,989
Chile — 0.2%
Chile Government International Bonds
2.55%, 01/27/32	200	179,305
3.24%, 02/06/28	200	196,325
3.50%, 01/25/50	200	150,128
3.86%, 06/21/47	200	162,758
4.00%, 01/31/52	200	161,538
4.95%, 01/05/36	200	202,636
		1,052,690
Colombia — 0.1%
Colombia Government International Bonds
4.50%, 03/15/29	200	196,432
5.00%, 06/15/45	200	148,543
6.13%, 01/18/41	300	267,038
7.38%, 09/18/37	200	205,429
		817,442
Costa Rica — 0.0%
Costa Rica Government International Bonds, 6.55%, 04/03/34(d)	200	215,095
Denmark — 0.0%
Kommunekredit, 4.63%, 03/05/27(d)	200	202,104
Finland — 0.0%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)	20	19,978
4.13%, 12/15/27(b)	5	5,048
4.88%, 01/13/27(b)	200	202,397
		227,423
France — 0.3%
Agence Francaise de Developpement EPIC, 4.50%, 03/05/29(d)	400	406,783
Caisse d'Amortissement de la Dette Sociale
1.00%, 10/21/30(b)	10	8,717
1.38%, 01/20/31(b)	330	291,138
3.75%, 05/24/28(b)	310	309,912
4.25%, 01/24/27(b)	525	527,401
4.50%, 05/22/29(b)	205	209,578
Security	Par (000)	Value
France (continued)
Caisse des Depots et Consignations, 4.25%, 01/31/27(d)	$200	$200,620
SFIL SA, 5.00%, 04/26/27(d)	200	202,878
		2,157,027
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	200	195,466
2.63%, 02/04/51(b)	200	137,917
4.75%, 01/12/28(b)	200	203,692
Hong Kong Government International Bonds
1.38%, 02/02/31(b)	200	178,567
4.00%, 06/07/33(b)	200	199,274
		914,916
Hungary — 0.1%
Hungary Government International Bonds
2.13%, 09/22/31(d)	200	171,739
5.50%, 06/16/34(d)	200	202,518
5.50%, 03/26/36(d)	200	200,176
6.25%, 09/22/32(d)	200	213,533
7.63%, 03/29/41	140	165,222
		953,188
Indonesia — 0.4%
Indonesia Government International Bonds
2.85%, 02/14/30	200	189,098
3.05%, 03/12/51	200	134,967
3.20%, 09/23/61	200	130,610
3.40%, 09/18/29	200	194,649
4.35%, 01/11/48	200	174,077
4.55%, 01/11/28	200	201,543
4.65%, 09/20/32	200	201,525
4.85%, 01/11/33	200	202,128
5.10%, 02/10/54(c)	400	387,702
6.75%, 01/15/44(d)	200	232,357
7.75%, 01/17/38(d)	100	124,677
Perusahaan Penerbit SBSN Indonesia III
2.55%, 06/09/31(d)	200	181,685
4.40%, 06/06/27(d)	200	200,721
4.70%, 06/06/32(d)	200	202,203
5.10%, 07/02/29(d)	200	205,561
		2,963,503
Israel — 0.2%
Israel Government International Bonds
5.38%, 03/12/29	200	205,958
5.38%, 02/19/30	200	206,944
5.50%, 03/12/34	200	208,113
5.63%, 02/19/35	200	209,760
5.75%, 03/12/54	200	194,907
State of Israel
3.38%, 01/15/50	200	136,447
3.80%, 05/13/60(d)	200	137,063
		1,299,192
Italy — 0.1%
Republic of Italy Government International Bonds
2.88%, 10/17/29	200	192,354
3.88%, 05/06/51	260	194,998
4.00%, 10/17/49	20	15,513
5.38%, 06/15/33	55	58,702
		461,567

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan — 0.1%
Development Bank of Japan Inc.
1.00%, 08/27/30(b)	$15	$13,160
1.25%, 01/28/31(b)	10	8,775
1.75%, 10/20/31(b)	10	8,847
3.88%, 08/28/28(b)	10	10,041
4.00%, 08/28/27(b)	5	5,017
4.50%, 01/30/34(b)	200	205,245
Japan International Cooperation Agency
2.75%, 04/27/27	15	14,779
4.00%, 05/23/28	200	201,159
4.75%, 05/21/29	215	221,745
		688,768
Kazakhstan — 0.1%
Kazakhstan Government International Bonds
4.71%, 04/09/35(d)	200	197,615
4.88%, 10/14/44(d)	200	185,086
		382,701
Kuwait — 0.1%
Kuwait International Government Bonds
3.50%, 03/20/27(d)	200	198,613
4.14%, 10/09/30(b)	200	200,044
4.65%, 10/09/35(b)	200	200,454
		599,111
Malaysia — 0.0%
Malaysia Sovereign Sukuk Bhd, 4.24%, 04/22/45(d)	200	182,622
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)	220	219,458
4.25%, 01/25/29(b)	205	208,694
4.50%, 03/01/27(b)	5	5,047
Nederlandse Waterschapsbank NV
1.00%, 05/28/30(b)	55	48,890
4.00%, 06/01/28(b)	175	176,546
4.38%, 02/28/29(b)	5	5,109
4.50%, 01/16/30(b)	5	5,153
		668,897
Norway — 0.1%
Kommunalbanken AS
1.13%, 06/14/30(b)	200	178,664
4.25%, 01/24/29(b)	200	203,706
		382,370
Panama — 0.2%
Panama Government International Bonds
2.25%, 09/29/32	200	163,201
4.50%, 05/15/47	400	313,676
4.50%, 04/16/50	200	152,372
6.70%, 01/26/36	100	106,279
7.88%, 03/01/57	200	231,346
8.88%, 09/30/27	55	58,905
9.38%, 04/01/29	100	113,437
		1,139,216
Paraguay — 0.0%
Paraguay Government International Bonds, 3.85%, 06/28/33(d)	200	186,805
Peru — 0.2%
Peru Government International Bonds
1.86%, 12/01/32	100	83,209
2.78%, 01/23/31	145	134,480
Security	Par (000)	Value
Peru (continued)
2.78%, 12/01/60	$65	$36,556
2.84%, 06/20/30	25	23,545
3.00%, 01/15/34	110	96,163
3.30%, 03/11/41	70	54,650
3.55%, 03/10/51	75	53,796
3.60%, 01/15/72	85	54,841
5.50%, 03/30/36	122	125,396
5.63%, 11/18/50	100	99,152
6.20%, 06/30/55	100	104,866
6.55%, 03/14/37	70	78,184
8.75%, 11/21/33	110	139,204
		1,084,042
Poland — 0.2%
Bank Gospodarstwa Krajowego, 5.75%, 07/09/34(d)	200	212,114
Republic of Poland Government International Bonds
4.88%, 02/12/30	140	144,526
4.88%, 10/04/33	90	91,567
5.13%, 09/18/34	100	102,786
5.38%, 02/12/35	105	109,646
5.50%, 11/16/27	80	82,424
5.50%, 04/04/53	215	209,413
5.50%, 03/18/54	200	194,812
		1,147,288
Qatar — 0.2%
Qatar Government International Bonds
3.75%, 04/16/30(d)	200	198,548
4.00%, 03/14/29(d)	200	200,609
4.40%, 04/16/50(d)	200	181,352
4.63%, 06/02/46(d)	200	188,988
4.82%, 03/14/49(d)	200	193,241
4.88%, 02/27/35(d)	200	210,080
5.10%, 04/23/48(d)	200	201,266
5.75%, 01/20/42(b)	200	218,700
		1,592,784
Romania — 0.1%
Romanian Government International Bonds
3.00%, 02/27/27(d)	60	58,892
3.00%, 02/14/31(d)	100	90,201
3.63%, 03/27/32(d)	66	59,839
4.00%, 02/14/51(d)	100	68,529
5.13%, 06/15/48(d)	60	49,642
5.25%, 11/25/27(d)	60	60,780
6.00%, 05/25/34(d)	50	50,465
6.13%, 01/22/44(d)	60	57,677
6.38%, 01/30/34(d)	200	206,304
6.63%, 02/17/28(d)	110	114,442
7.13%, 01/17/33(d)	100	108,314
7.63%, 01/17/53(d)	50	54,877
		979,962
South Africa — 0.1%
Republic of South Africa Government International Bonds
4.85%, 09/30/29	200	199,925
5.65%, 09/27/47	200	169,391
6.25%, 03/08/41	125	120,510
		489,826
South Korea — 0.1%
Korea Development Bank (The)
4.38%, 02/15/28	200	202,410
4.63%, 02/15/27	200	201,889

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea International Bonds
1.75%, 10/15/31	$200	$179,418
4.50%, 07/03/29	200	205,505
Korea Mine Rehabilitation & Mineral Resources Corp., 5.13%, 05/08/29(d)	200	206,023
		995,245
Supranational — 1.7%
African Development Bank
3.50%, 09/18/29	100	99,637
4.00%, 03/18/30	15	15,218
4.13%, 02/25/27	90	90,485
4.38%, 11/03/27	120	121,770
4.38%, 03/14/28	95	96,696
4.50%, 06/12/35	5	5,166
4.63%, 01/04/27	85	85,843
Council of Europe Development Bank
4.13%, 01/24/29	15	15,245
4.50%, 01/15/30	25	25,832
4.63%, 06/11/27	35	35,509
European Bank for Reconstruction & Development
4.13%, 01/25/29	115	116,896
4.25%, 03/13/34	90	91,728
4.38%, 03/09/28	40	40,707
European Investment Bank
1.25%, 02/14/31	15	13,288
1.38%, 03/15/27	765	743,632
1.63%, 10/09/29	45	41,859
1.75%, 03/15/29	300	283,361
3.25%, 11/15/27	20	19,890
3.63%, 07/15/30	15	14,992
3.75%, 11/15/29	935	940,513
3.75%, 02/14/33	5	4,969
3.88%, 03/15/28	10	10,078
4.00%, 02/15/29	20	20,274
4.13%, 02/13/34	345	349,436
4.25%, 08/16/32	185	189,481
4.38%, 03/19/27	60	60,573
4.38%, 10/10/31	5	5,169
4.50%, 10/16/28	405	415,727
4.50%, 03/14/30	350	362,213
4.63%, 02/12/35	200	209,246
4.75%, 06/15/29	25	25,977
Inter-American Development Bank
0.63%, 09/16/27	85	80,694
1.13%, 07/20/28	150	140,968
1.13%, 01/13/31	195	171,874
1.50%, 01/13/27	150	146,478
2.25%, 06/18/29	176	168,259
2.38%, 07/07/27	120	117,767
3.13%, 09/18/28	214	211,669
3.20%, 08/07/42	5	4,150
3.50%, 09/14/29	210	209,308
3.50%, 04/12/33	165	160,910
3.63%, 09/17/31	30	29,789
3.75%, 06/14/30	5	5,025
3.88%, 10/28/41	75	68,238
4.00%, 01/12/28	115	116,072
4.13%, 02/15/29	235	238,977
4.38%, 02/01/27	75	75,599
4.38%, 07/17/34	45	46,243
4.38%, 01/24/44	29	27,749
Security	Par (000)	Value
Supranational (continued)
4.50%, 02/15/30	$240	$248,219
International Bank for Reconstruction & Development
0.75%, 11/24/27	224	212,047
0.75%, 08/26/30	161	140,873
0.85%, 02/10/27(c)	20	19,300
0.88%, 05/14/30	179	158,901
1.13%, 09/13/28	345	323,141
1.25%, 02/10/31	191	169,101
1.38%, 04/20/28	250	237,789
1.63%, 11/03/31	225	199,619
1.75%, 10/23/29	220	205,347
2.50%, 11/22/27	115	112,707
3.13%, 06/15/27	205	203,610
3.50%, 07/12/28	240	239,786
3.63%, 09/21/29(c)	50	50,053
3.88%, 10/16/29	300	303,007
3.88%, 02/14/30	185	186,820
3.88%, 08/28/34	225	223,262
4.00%, 07/25/30	85	86,266
4.00%, 01/10/31	300	304,363
4.38%, 08/27/35	250	256,049
4.63%, 08/01/28(c)	225	231,195
4.63%, 01/15/32	300	313,552
4.75%, 11/14/33	225	237,549
4.75%, 02/15/35	20	21,068
Nordic Investment Bank
3.38%, 09/08/27	40	39,848
3.75%, 05/09/30	10	10,052
4.25%, 02/28/29	170	173,422
		11,478,125
Sweden — 0.1%
Kommuninvest I Sverige AB, 3.50%, 08/25/27(b)	20	19,948
Svensk Exportkredit AB
2.25%, 03/22/27	235	230,607
3.75%, 09/13/27	25	25,043
4.13%, 06/14/28	45	45,551
4.25%, 02/01/29	15	15,269
4.88%, 10/04/30	65	68,235
		404,653
United Arab Emirates — 0.3%
Abu Dhabi Government International Bonds
1.70%, 03/02/31(d)	200	178,174
1.88%, 09/15/31(d)	200	177,460
2.50%, 09/30/29(d)	200	189,816
3.13%, 10/11/27(d)	200	197,688
3.13%, 09/30/49(d)	200	145,867
3.88%, 04/16/50(d)	200	165,062
4.13%, 10/11/47(d)	200	174,568
Dubai DOF Sukuk Ltd., 2.76%, 09/09/30(d)	200	189,230
Finance Department Government of Sharjah, 3.63%, 03/10/33(d)	200	180,275
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	189,197
UAE International Government Bonds, 2.88%, 10/19/41(d)	400	310,103
		2,097,440
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	230	232,419

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.1%
Uruguay Government International Bonds
4.13%, 11/20/45	$100	$88,501
4.38%, 01/23/31	110	111,515
4.98%, 04/20/55	128	118,233
5.10%, 06/18/50	169	161,784
5.75%, 10/28/34	50	53,418
7.63%, 03/21/36	70	85,118
7.88%, 01/15/33, (7.88% PIK)(f)	85	101,757
		720,326
Total Foreign Government Obligations — 6.5% (Cost: $45,037,008)		44,773,120
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 21.2%
Federal Home Loan Mortgage Corp.
2.00%, 10/01/52	2,214	1,812,065
2.50%, 04/01/52	960	821,461
2.50%, 07/01/52	133	113,468
2.50%, 01/01/54	420	359,587
3.00%, 05/01/29	165	163,503
3.00%, 05/01/52	397	353,713
4.00%, 01/01/48	30	28,695
4.50%, 03/01/55	241	235,637
5.00%, 12/01/54	430	429,776
5.50%, 11/01/52	133	136,238
5.50%, 01/01/53	520	529,365
5.50%, 04/01/55	201	207,040
5.50%, 05/01/55	386	393,153
5.50%, 07/01/55	522	530,240
6.00%, 01/01/54	284	291,569
6.00%, 09/01/54	405	419,337
6.00%, 10/01/54	258	265,291
6.00%, 02/01/55	48	49,584
6.00%, 03/01/55	388	399,323
6.00%, 04/01/55	118	122,395
6.00%, 05/01/55	203	207,362
6.00%, 06/01/55	69	70,433
6.00%, 07/01/55	876	897,058
6.00%, 08/01/55	168	172,733
6.00%, 09/01/55	349	358,052
6.50%, 08/01/54	32	33,324
6.50%, 09/01/54	196	204,843
6.50%, 07/01/55	121	126,727
6.50%, 08/01/55	191	200,488
6.50%, 09/01/55	126	131,802
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.03%, 09/25/28	250	238,382
Series K070, Class A2, 3.30%, 11/25/27(a)	200	198,003
Series K115, Class A2, 1.38%, 06/25/30	50	44,802
Series K131, Class A2, 1.85%, 07/25/31	1,000	894,810
Series K739, Class A2, 1.34%, 09/25/27	177	169,939
Federal National Mortgage Association
Series 2017-M3, Class A2, 2.56%, 12/25/26(a)	119	116,899
Series 2018-M12, Class A2, 3.75%, 08/25/30(a)	50	49,283
Series 2021-M13, Class A2, 1.65%, 04/25/31(a)	340	300,557
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	221,975
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	490	428,612
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Government National Mortgage Association
2.00%, 08/20/50	$134	$111,619
2.00%, 11/20/50	357	298,208
2.00%, 01/20/51	3,497	2,917,381
2.00%, 02/20/51	1,357	1,132,214
2.00%, 10/20/51	947	789,854
2.00%, 12/20/51	328	273,644
2.50%, 10/20/50	427	371,517
2.50%, 01/20/51	153	132,768
2.50%, 08/20/51	100	87,005
2.50%, 11/20/51	2,850	2,476,219
2.50%, 12/20/51	719	624,820
2.50%, 02/20/52	1,484	1,289,175
2.50%, 08/20/52	284	246,584
3.00%, 03/20/45	26	23,535
3.00%, 12/20/45	3	2,842
3.00%, 01/20/46	3	2,838
3.00%, 03/20/46	206	188,480
3.00%, 05/20/46	2	1,737
3.00%, 08/20/46	8	7,512
3.00%, 09/20/46	74	68,047
3.00%, 04/20/49	38	35,044
3.00%, 10/15/49	25	22,483
3.00%, 12/20/49	840	760,877
3.00%, 02/20/50	291	264,062
3.00%, 07/20/50	97	88,050
3.00%, 12/20/50	133	120,561
3.00%, 08/20/51	873	788,657
3.00%, 09/20/51	738	666,892
3.00%, 10/20/51	484	436,740
3.00%, 11/20/51	112	101,298
3.00%, 02/20/52	742	669,556
3.50%, 10/20/42	598	566,578
3.50%, 05/20/47	342	321,039
3.50%, 09/20/47	656	615,712
3.50%, 02/20/48	119	111,459
3.50%, 03/20/49	288	270,228
3.50%, 09/20/49	182	169,976
3.50%, 10/20/49	120	112,428
3.50%, 12/20/49	50	47,166
3.50%, 01/20/50	268	250,866
3.50%, 01/20/52	748	697,222
3.50%, 02/20/52	266	247,400
4.00%, 02/20/49	641	619,606
4.00%, 01/20/50	36	34,384
4.00%, 07/20/52	75	71,436
4.00%, 08/20/52	274	262,109
4.00%, 09/20/52	635	608,298
4.00%, 12/20/52	186	177,831
4.00%, 12/18/55(h)	550	521,398
4.50%, 07/20/41	144	145,151
4.50%, 09/20/48	72	71,435
4.50%, 01/20/49	143	142,513
4.50%, 06/20/53	561	551,214
4.50%, 10/20/54	477	467,199
4.50%, 11/20/54	471	461,522
4.50%, 12/18/55(h)	900	880,119
5.00%, 07/20/52	38	38,348
5.00%, 09/20/52	391	393,856
5.00%, 12/20/52	305	306,812
5.00%, 01/20/53	268	268,725

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 04/20/53	$116	$116,600
5.00%, 11/20/53	284	284,785
5.00%, 10/20/54	126	126,232
5.00%, 11/20/54	973	972,288
5.00%, 12/18/55(h)	640	639,230
5.50%, 12/20/52	499	507,502
5.50%, 01/20/53	50	50,928
5.50%, 04/20/53	275	279,103
5.50%, 05/20/53	108	109,383
5.50%, 06/20/53	146	148,157
5.50%, 07/20/53	241	245,586
5.50%, 09/20/53	538	546,347
5.50%, 10/20/54	577	582,686
5.50%, 12/20/54	418	422,774
5.50%, 12/18/55(h)	1,000	1,009,878
6.00%, 09/20/53	89	91,126
6.00%, 10/20/53	136	139,463
6.00%, 07/20/54	607	618,774
6.00%, 08/20/54	747	761,905
6.00%, 12/15/54(h)	750	764,400
6.00%, 07/20/55	154	157,254
6.00%, 09/20/55	128	131,114
6.50%, 10/20/53	18	18,762
6.50%, 12/15/54(h)	300	309,246
6.50%, 06/20/55	447	461,193
6.50%, 07/20/55	214	221,063
6.50%, 08/20/55	153	157,510
6.50%, 09/20/55	178	183,873
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	126	114,072
1.50%, 10/01/36	50	45,288
1.50%, 02/01/37	1,027	926,249
1.50%, 03/01/37	1,292	1,162,941
1.50%, 04/01/37	100	90,128
1.50%, 08/01/37	88	79,069
1.50%, 12/16/40(h)	200	180,144
1.50%, 11/01/50	389	302,754
1.50%, 03/01/51	558	433,758
1.50%, 04/01/51	408	317,571
1.50%, 05/01/51	785	610,684
1.50%, 07/01/51	1,413	1,099,211
2.00%, 12/01/35	35	32,264
2.00%, 02/01/36	561	522,773
2.00%, 03/01/36	113	104,595
2.00%, 04/01/36	42	38,601
2.00%, 05/01/36	82	76,210
2.00%, 06/01/36	463	428,438
2.00%, 08/01/36	309	286,139
2.00%, 09/01/36	559	518,348
2.00%, 10/01/36	181	167,780
2.00%, 11/01/36	163	150,551
2.00%, 12/01/36	353	326,862
2.00%, 01/01/37	473	439,025
2.00%, 02/01/37	595	551,171
2.00%, 04/01/37	1,548	1,431,276
2.00%, 05/01/37	235	217,363
2.00%, 06/01/37	516	476,385
2.00%, 12/16/40(h)	100	92,434
2.00%, 07/01/50	225	185,608
2.00%, 08/01/50	667	554,708
2.00%, 09/01/50	292	241,013
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
2.00%, 10/01/50	$668	$550,639
2.00%, 11/01/50	1,480	1,217,641
2.00%, 12/01/50	50	41,744
2.00%, 01/01/51	601	495,463
2.00%, 02/01/51	303	249,347
2.00%, 03/01/51	1,881	1,548,822
2.00%, 04/01/51	1,138	935,644
2.00%, 05/01/51	935	770,067
2.00%, 06/01/51	708	584,360
2.00%, 07/01/51	543	446,503
2.00%, 08/01/51	1,741	1,428,541
2.00%, 10/01/51	2,431	2,000,524
2.00%, 11/01/51	2,058	1,691,395
2.00%, 12/01/51	2,246	1,856,385
2.00%, 01/01/52	2,358	1,936,901
2.00%, 02/01/52	387	316,894
2.00%, 04/01/52	1,012	828,225
2.00%, 12/13/53(h)	400	325,386
2.50%, 07/01/32	208	202,193
2.50%, 11/01/34	28	26,235
2.50%, 10/01/35	82	78,034
2.50%, 03/01/36	65	61,408
2.50%, 05/01/36	349	330,684
2.50%, 06/01/36	64	60,467
2.50%, 07/01/36	255	241,534
2.50%, 08/01/36	112	106,474
2.50%, 04/01/37	248	234,856
2.50%, 05/01/37	281	264,968
2.50%, 06/01/37	283	267,489
2.50%, 12/16/40(h)	250	236,222
2.50%, 10/01/50	81	70,534
2.50%, 11/01/50	1,076	930,417
2.50%, 12/01/50	253	217,436
2.50%, 01/01/51	253	216,040
2.50%, 03/01/51	451	389,219
2.50%, 04/01/51	120	102,323
2.50%, 07/01/51	1,600	1,373,271
2.50%, 08/01/51	1,233	1,067,369
2.50%, 09/01/51	1,349	1,162,433
2.50%, 10/01/51	940	805,778
2.50%, 11/01/51	2,047	1,756,586
2.50%, 12/01/51	2,875	2,479,035
2.50%, 01/01/52	2,655	2,273,015
2.50%, 02/01/52	389	334,987
2.50%, 04/01/52	1,537	1,317,932
2.50%, 12/11/55(h)	175	148,866
3.00%, 03/01/30	42	41,756
3.00%, 09/01/34	274	265,642
3.00%, 03/01/35	25	24,244
3.00%, 07/01/35	19	18,079
3.00%, 07/01/38	180	173,010
3.00%, 12/16/40(h)	250	240,583
3.00%, 11/01/46	77	69,986
3.00%, 04/01/48	490	452,801
3.00%, 11/01/48	101	91,917
3.00%, 02/01/49	705	645,294
3.00%, 12/01/49	998	904,138
3.00%, 08/01/50	141	128,070
3.00%, 10/01/50	218	194,848
3.00%, 01/01/51	62	56,227
3.00%, 04/01/51	68	60,760

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 07/01/51	$897	$806,435
3.00%, 08/01/51	362	323,112
3.00%, 11/01/51	55	49,154
3.00%, 01/01/52	1,022	921,045
3.00%, 02/01/52	375	335,266
3.00%, 04/01/52	3,886	3,482,444
3.00%, 05/01/52	825	737,869
3.50%, 02/01/34	70	69,339
3.50%, 12/16/40(h)	425	413,329
3.50%, 07/01/45	1,382	1,304,115
3.50%, 07/01/47	48	45,426
3.50%, 09/01/47	499	469,045
3.50%, 10/01/47	256	240,859
3.50%, 11/01/47	64	59,878
3.50%, 02/01/48	307	288,541
3.50%, 02/01/49	48	45,595
3.50%, 03/01/49	198	186,561
3.50%, 06/01/49	290	272,408
3.50%, 08/01/49	57	53,922
3.50%, 12/01/49	259	241,062
3.50%, 02/01/51	1,391	1,300,092
3.50%, 10/01/51	613	576,505
3.50%, 06/01/52	770	720,144
3.50%, 07/01/52	259	242,733
3.50%, 12/11/55(h)	500	462,423
4.00%, 08/01/37	24	23,432
4.00%, 09/01/37	33	32,996
4.00%, 11/01/37	46	45,498
4.00%, 02/01/38	24	23,707
4.00%, 05/01/38	21	20,942
4.00%, 11/01/38	13	12,867
4.00%, 11/01/39	213	209,772
4.00%, 12/01/39	128	126,724
4.00%, 12/15/39(h)	875	863,082
4.00%, 09/01/47	32	31,167
4.00%, 05/01/48	947	915,091
4.00%, 09/01/48	286	275,923
4.00%, 03/01/49	145	140,489
4.00%, 07/01/49	581	561,384
4.00%, 08/01/49	205	199,554
4.00%, 04/01/50	427	411,832
4.00%, 05/01/50	208	200,341
4.00%, 03/01/51	1,024	987,403
4.00%, 05/01/52	432	413,687
4.00%, 06/01/52	557	533,986
4.00%, 08/01/52	520	498,259
4.00%, 12/11/55(h)	700	666,635
4.50%, 04/01/49	66	66,136
4.50%, 09/01/50	321	318,891
4.50%, 10/01/50	117	115,740
4.50%, 05/01/52	121	120,536
4.50%, 06/01/52	644	633,649
4.50%, 09/01/52	890	876,534
4.50%, 10/01/52	1,643	1,620,950
4.50%, 11/01/52	37	36,617
4.50%, 12/01/52	272	269,625
4.50%, 08/01/53	34	33,569
4.50%, 12/11/55(h)	450	440,482
5.00%, 09/01/49	21	21,251
5.00%, 08/01/52	96	97,359
5.00%, 09/01/52	231	233,009
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 10/01/52	$339	$341,228
5.00%, 11/01/52	297	299,384
5.00%, 12/01/52	250	252,969
5.00%, 01/01/53	715	721,049
5.00%, 03/01/53	77	78,219
5.00%, 04/01/53	208	208,157
5.00%, 06/01/53	177	179,045
5.00%, 10/01/54	790	788,617
5.00%, 11/01/54	611	611,201
5.00%, 12/01/54	995	1,001,998
5.00%, 01/01/55	359	360,465
5.00%, 12/11/55(h)	800	798,301
5.50%, 09/01/52	93	96,065
5.50%, 11/01/52	139	142,904
5.50%, 12/01/52	521	536,787
5.50%, 01/01/53	618	637,291
5.50%, 02/01/53	647	660,003
5.50%, 03/01/53	161	165,349
5.50%, 04/01/53	135	138,378
5.50%, 05/01/53	1,797	1,827,328
5.50%, 06/01/53	40	40,508
5.50%, 03/01/54	538	546,064
5.50%, 05/01/54	265	270,689
5.50%, 11/01/54	1,141	1,167,654
5.50%, 12/15/54(h)	1,280	1,296,136
5.50%, 03/01/55	266	271,404
6.00%, 12/01/52	58	59,756
6.00%, 01/01/53	59	62,210
6.00%, 06/01/53	68	70,733
6.00%, 07/01/53	171	175,394
6.00%, 08/01/53	266	276,279
6.00%, 09/01/53	353	365,826
6.00%, 11/01/53	524	539,366
6.00%, 12/01/53	164	169,859
6.00%, 02/01/54	101	104,600
6.00%, 03/01/54	234	240,459
6.00%, 05/01/54	1,092	1,126,389
6.00%, 08/01/54	974	998,939
6.00%, 12/15/54(h)	500	511,925
6.00%, 02/01/55	322	332,158
6.00%, 05/01/55	160	165,564
6.50%, 10/01/53	41	42,623
6.50%, 11/01/53	52	53,610
6.50%, 12/01/53	427	445,943
6.50%, 01/01/54	606	637,076
6.50%, 02/01/54	528	556,222
6.50%, 03/01/54	204	210,787
6.50%, 08/01/54	686	715,104
6.50%, 09/01/54	119	124,021
6.50%, 12/15/54(h)	150	155,386
6.50%, 01/01/55	688	717,837
6.50%, 04/01/55	372	387,586
		145,177,255
U.S. Government Obligations — 38.9%
U.S. Treasury Note/Bond
0.38%, 09/30/27	1,100	1,039,199
0.50%, 05/31/27	1,000	955,820
0.50%, 08/31/27	780	740,269
0.50%, 10/31/27	560	529,003
0.63%, 03/31/27	800	769,625
0.63%, 11/30/27	700	661,418

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
0.63%, 12/31/27	$1,445	$1,362,251
0.63%, 05/15/30	115	101,101
0.63%, 08/15/30	2,050	1,788,305
0.75%, 01/31/28	1,700	1,603,578
0.88%, 11/15/30	1,190	1,043,760
1.00%, 07/31/28	1,570	1,471,139
1.13%, 02/28/27	700	679,109
1.13%, 02/29/28	1,585	1,504,636
1.13%, 08/31/28	200	187,688
1.13%, 02/15/31	1,015	897,244
1.13%, 05/15/40	640	414,000
1.13%, 08/15/40	1,590	1,017,600
1.25%, 11/30/26	1,900	1,855,617
1.25%, 12/31/26	1,700	1,657,367
1.25%, 03/31/28	1,720	1,634,672
1.25%, 04/30/28	1,400	1,327,922
1.25%, 05/31/28	1,600	1,514,875
1.25%, 06/30/28	1,660	1,568,830
1.25%, 09/30/28	1,700	1,598,000
1.25%, 08/15/31	1,950	1,707,621
1.25%, 05/15/50	1,482	735,211
1.38%, 10/31/28	650	612,066
1.38%, 12/31/28	1,400	1,314,141
1.38%, 11/15/31	2,650	2,322,270
1.38%, 11/15/40	1,650	1,091,836
1.38%, 08/15/50	1,440	733,500
1.50%, 01/31/27	2,000	1,952,031
1.50%, 11/30/28	1,300	1,226,672
1.63%, 05/15/31	1,800	1,620,984
1.63%, 11/15/50	1,600	869,250
1.75%, 01/31/29	723	685,099
1.75%, 08/15/41	1,855	1,275,892
1.88%, 02/28/27	1,000	979,258
1.88%, 02/28/29	1,050	997,500
1.88%, 02/15/32	2,150	1,930,465
1.88%, 02/15/41	1,727	1,230,487
1.88%, 02/15/51	1,770	1,023,281
1.88%, 11/15/51	1,690	967,261
2.00%, 11/15/41	1,300	925,437
2.00%, 02/15/50	1,400	847,000
2.00%, 08/15/51	699	414,485
2.25%, 02/15/27	570	561,005
2.25%, 08/15/27	700	685,207
2.25%, 11/15/27	1,000	976,289
2.25%, 05/15/41	1,435	1,076,698
2.25%, 08/15/46	1,033	697,598
2.25%, 08/15/49	500	322,813
2.25%, 02/15/52	1,483	930,351
2.38%, 05/15/27	600	590,016
2.38%, 03/31/29	680	655,669
2.38%, 05/15/29	1,000	962,891
2.38%, 02/15/42	1,275	956,848
2.38%, 11/15/49	500	330,781
2.38%, 05/15/51	1,807	1,176,526
2.50%, 03/31/27	1,030	1,015,596
2.50%, 02/15/45	1,075	779,207
2.50%, 02/15/46	760	542,569
2.50%, 05/15/46	900	640,406
2.63%, 05/31/27	1,400	1,381,187
2.63%, 02/15/29	1,000	973,203
2.63%, 07/31/29	1,000	968,906
Security	Par (000)	Value
U.S. Government Obligations (continued)
2.75%, 04/30/27	$213	$210,612
2.75%, 07/31/27	1,000	987,266
2.75%, 02/15/28	1,400	1,378,016
2.75%, 05/31/29	900	877,219
2.75%, 08/15/32	2,400	2,255,625
2.75%, 08/15/42	290	228,466
2.75%, 11/15/42	400	313,813
2.75%, 08/15/47	550	403,391
2.75%, 11/15/47	600	438,750
2.88%, 05/15/28	1,000	985,547
2.88%, 08/15/28	600	590,531
2.88%, 04/30/29	800	783,375
2.88%, 05/15/32	2,000	1,900,625
2.88%, 05/15/43	200	158,375
2.88%, 08/15/45	556	427,164
2.88%, 11/15/46	600	454,688
2.88%, 05/15/49	200	147,500
2.88%, 05/15/52	1,300	937,828
3.00%, 05/15/42	250	205,117
3.00%, 11/15/44	500	395,547
3.00%, 05/15/45	44	34,650
3.00%, 11/15/45	400	313,063
3.00%, 02/15/47	500	386,172
3.00%, 05/15/47	600	462,281
3.00%, 02/15/48	800	611,250
3.00%, 08/15/48	700	532,109
3.00%, 02/15/49	300	227,063
3.00%, 08/15/52	1,138	841,409
3.13%, 11/15/28	1,100	1,088,570
3.13%, 08/31/29	1,900	1,872,242
3.13%, 02/15/43	500	412,500
3.13%, 08/15/44	500	404,688
3.13%, 05/15/48	550	428,914
3.25%, 06/30/27	900	895,957
3.25%, 06/30/29	1,618	1,602,452
3.25%, 05/15/42	700	595,109
3.38%, 09/15/27	833	830,885
3.38%, 05/15/33	1,778	1,726,327
3.38%, 08/15/42	826	711,909
3.38%, 05/15/44	100	84,328
3.50%, 09/30/27	1,110	1,109,653
3.50%, 01/31/28	638	638,000
3.50%, 04/30/28	1,000	1,000,234
3.50%, 09/30/29	1,273	1,270,911
3.50%, 01/31/30	1,440	1,436,400
3.50%, 04/30/30	800	797,375
3.50%, 02/15/33	2,379	2,333,279
3.63%, 08/31/27	467	467,766
3.63%, 03/31/28	924	926,887
3.63%, 05/31/28	453	454,486
3.63%, 08/15/28	351	352,261
3.63%, 08/31/29	1,964	1,969,524
3.63%, 03/31/30	700	701,367
3.63%, 08/31/30	1,534	1,535,917
3.63%, 09/30/30	1,707	1,709,000
3.63%, 10/31/30	3,040	3,043,326
3.63%, 09/30/31	750	747,656
3.63%, 08/15/43	200	176,219
3.63%, 02/15/53	1,114	930,190
3.63%, 05/15/53	1,195	996,705
3.75%, 04/30/27	2,030	2,034,916

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.75%, 06/30/27	$1,720	$1,725,442
3.75%, 08/15/27	1,124	1,127,995
3.75%, 04/15/28	360	362,081
3.75%, 05/15/28	477	479,944
3.75%, 12/31/28	1,200	1,208,906
3.75%, 05/31/30	1,210	1,218,224
3.75%, 06/30/30	438	441,011
3.75%, 12/31/30	800	804,750
3.75%, 08/31/31	636	638,335
3.75%, 10/31/32	703	701,572
3.75%, 11/15/43	300	268,359
3.88%, 05/31/27	1,126	1,131,190
3.88%, 07/31/27	1,930	1,940,329
3.88%, 10/15/27	785	790,029
3.88%, 11/30/27	1,223	1,231,748
3.88%, 12/31/27	800	806,000
3.88%, 03/15/28	366	369,145
3.88%, 06/15/28	386	389,679
3.88%, 09/30/29	1,900	1,921,969
3.88%, 11/30/29	1,450	1,466,992
3.88%, 12/31/29	1,211	1,225,381
3.88%, 04/30/30	2,263	2,290,757
3.88%, 06/30/30	955	966,564
3.88%, 07/31/30	1,596	1,615,451
3.88%, 08/31/32	463	465,894
3.88%, 09/30/32	63	63,374
3.88%, 08/15/33	634	634,886
3.88%, 08/15/34	2,809	2,798,466
3.88%, 02/15/43	488	448,045
3.88%, 05/15/43	486	445,222
4.00%, 01/15/27	704	706,998
4.00%, 12/15/27	502	506,942
4.00%, 02/29/28	1,000	1,010,859
4.00%, 06/30/28	538	544,809
4.00%, 01/31/29	1,437	1,457,769
4.00%, 07/31/29	1,133	1,150,792
4.00%, 10/31/29	1,050	1,067,062
4.00%, 02/28/30	2,166	2,202,551
4.00%, 03/31/30	983	999,665
4.00%, 05/31/30	1,968	2,002,286
4.00%, 07/31/30	600	610,453
4.00%, 01/31/31	995	1,012,257
4.00%, 04/30/32	653	662,744
4.00%, 06/30/32	1,132	1,148,272
4.00%, 07/31/32	557	564,746
4.00%, 02/15/34	2,838	2,861,502
4.00%, 11/15/35	1,573	1,571,034
4.00%, 11/15/42	488	456,128
4.00%, 11/15/52	1,104	985,665
4.13%, 01/31/27	1,634	1,643,510
4.13%, 02/15/27	860	865,341
4.13%, 02/28/27	1,561	1,570,878
4.13%, 09/30/27	900	909,527
4.13%, 11/15/27	536	542,177
4.13%, 07/31/28	500	508,008
4.13%, 03/31/29	1,700	1,732,141
4.13%, 10/31/29	1,792	1,829,100
4.13%, 11/30/29	1,605	1,638,730
4.13%, 08/31/30	662	676,998
4.13%, 03/31/31	990	1,013,126
4.13%, 07/31/31	674	689,586
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.13%, 10/31/31	$498	$509,283
4.13%, 11/30/31	1,120	1,145,375
4.13%, 02/29/32	599	612,244
4.13%, 03/31/32	1,140	1,165,027
4.13%, 05/31/32	467	477,143
4.13%, 11/15/32	2,322	2,370,254
4.13%, 08/15/44	1,178	1,104,927
4.13%, 08/15/53	1,338	1,221,134
4.25%, 11/30/26	923	928,336
4.25%, 12/31/26	1,203	1,210,754
4.25%, 03/15/27	1,545	1,557,734
4.25%, 01/15/28	372	377,638
4.25%, 02/15/28	1,304	1,324,681
4.25%, 02/28/29	1,312	1,341,315
4.25%, 06/30/29	1,500	1,536,094
4.25%, 01/31/30	1,853	1,901,641
4.25%, 02/28/31	1,000	1,029,297
4.25%, 06/30/31	900	926,508
4.25%, 11/15/34	2,841	2,905,810
4.25%, 05/15/35	2,015	2,057,504
4.25%, 08/15/35	2,868	2,925,360
4.25%, 05/15/39	400	397,688
4.25%, 02/15/54	1,454	1,355,401
4.25%, 08/15/54	1,499	1,397,115
4.38%, 12/15/26	677	682,025
4.38%, 07/15/27	1,210	1,225,787
4.38%, 08/31/28	800	818,250
4.38%, 11/30/28	1,556	1,594,414
4.38%, 12/31/29	2,000	2,061,406
4.38%, 11/30/30	687	710,669
4.38%, 01/31/32	537	556,298
4.38%, 05/15/34	2,824	2,921,075
4.38%, 08/15/43	1,157	1,128,437
4.50%, 04/15/27	1,743	1,764,311
4.50%, 05/15/27	1,620	1,641,516
4.50%, 05/31/29	2,370	2,445,544
4.50%, 12/31/31	629	655,880
4.50%, 11/15/33	2,418	2,524,165
4.50%, 02/15/36	100	104,453
4.50%, 02/15/44	1,006	994,368
4.50%, 11/15/54	1,342	1,304,676
4.63%, 11/15/26	1,047	1,056,448
4.63%, 06/15/27	1,000	1,015,977
4.63%, 09/30/28	1,101	1,134,357
4.63%, 04/30/29	1,960	2,029,059
4.63%, 09/30/30	600	626,906
4.63%, 04/30/31	800	838,250
4.63%, 05/31/31	1,000	1,047,891
4.63%, 02/15/35	2,800	2,942,625
4.63%, 05/15/44	599	600,778
4.63%, 11/15/44	682	682,746
4.63%, 05/15/54	1,394	1,383,327
4.63%, 02/15/55	835	828,738
4.75%, 02/15/37	600	636,750
4.75%, 11/15/43	885	903,115
4.75%, 02/15/45	573	582,490
4.75%, 11/15/53	1,384	1,398,056
4.75%, 05/15/55	1,231	1,246,965
4.75%, 08/15/55	1,300	1,317,469
4.88%, 10/31/28	1,400	1,452,828
4.88%, 10/31/30	771	814,670

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.88%, 08/15/45	$148	$152,741
5.00%, 05/15/37	400	433,375
5.00%, 05/15/45	687	720,813
		266,259,253
Total U.S. Government & Agency Obligations — 60.1% (Cost: $435,430,961)		411,436,508
Total Long-Term Investments — 98.6% (Cost: $703,171,516)		675,276,058
	Shares
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(i)(j)(k)	19,987,425	19,987,425
Total Short-Term Securities — 2.9% (Cost: $19,987,425)		19,987,425
Total Investments — 101.5% (Cost: $723,158,941)		695,263,483
Liabilities in Excess of Other Assets — (1.5)%		(10,174,283)
Net Assets — 100.0%		$685,089,200

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/28/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$36,345,727	$—	$(16,358,302)(a)	$—	$—	$19,987,425	19,987,425	$838,746 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® ESG Advanced Universal USD Bond ETF
(Formerly iShares® ESG Advanced Total USD Bond Market ETF)

Fair Value Hierarchy as of Period End (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$2,127,235	$—	$2,127,235
Collateralized Mortgage Obligations	—	6,559,346	—	6,559,346
Corporate Bonds & Notes	—	210,379,849	—	210,379,849
Foreign Government Obligations	—	44,773,120	—	44,773,120
U.S. Government & Agency Obligations	—	411,436,508	—	411,436,508
Short-Term Securities
Money Market Funds	19,987,425	—	—	19,987,425
	$19,987,425	$675,276,058	$—	$695,263,483

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate